UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-21349

____BlackRock Limited Duration Income Trust____
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Limited Duration Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257__________________

Date of fiscal year end:___October 31, 2006__________________________________

Date of reporting period:__ April 30, 2006____________________________________

Item 1. Reports to Stockholders.
The Registrant’s semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME LIQUIDITY EQUITIES ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2006 (Unaudited)

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

April 30, 2006
Dear Shareholder:

          We are pleased to report that during the six month period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited and audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2006.

Trust	Yield[1]	Market Price	NAV

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)	5.92%	$15.20	$14.44

BlackRock Core Bond Trust (BHK)	7.22	12.81	13.41

BlackRock High Yield Trust (BHY)	8.20	8.10	7.57

BlackRock Income Opportunity Trust (BNA)	7.18	10.34	10.80

BlackRock Income Trust Inc. (BKT)	7.13	6.19	6.45

BlackRock Limited Duration Income Trust (BLW)	8.17	17.89	19.08

BlackRock Strategic Bond Trust (BHD)	8.59	12.30	13.58

[1]	Yield is based on closing market price. Past performance does not guarantee future results. These yields may increase/decrease due to an increase/decrease in the monthly distribution per share.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of March 31, 2006, BlackRock managed $309 billion in fixed income securities, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock, Inc.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Trust Information

Symbol on American Stock Exchange:	BCT

Initial Offering Date:	June 17, 1993

Closing Market Price as of 4/30/06:	$15.20

Net Asset Value as of 4/30/06:	$14.44

Yield on Closing Market Price as of 4/30/06 ($15.20):[1]	5.92%

Current Monthly Distribution per Share:[2]	$0.075

Current Annualized Distribution per Share:[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$15.20	$15.86	(4.16)%	$15.86	$14.85

NAV	$14.44	$14.63	(1.30)%	$14.65	$14.41

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2006	October 31, 2005

U.S. Government and Agency Securities	45%	46%

Corporate Bonds	20	18

Agency Multiple Class Mortgage Pass-Through Securities	16	16

Taxable Municipal Bonds	9	9

Interest Only Mortgage-Backed Securities	6	6

Inverse Floating Rate Mortgage Securities	3	4

Mortgage Pass-Through Securities	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	7%	7%

AA/Aa	54	54

A	22	23

BBB/Baa	8	15

BB/Ba	7	—

CCC/Caa	2	1

[3]

Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 15.6% and 15.5% of net assets on April 30, 2006 and October 31, 2005, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Core Bond Trust (BHK)

Trust Information

Symbol on New York Stock Exchange:	BHK

Initial Offering Date:	November 27, 2001

Closing Market Price as of 4/30/06:	$12.81

Net Asset Value as of 4/30/06:	$13.41

Yield on Closing Market Price as of 4/30/06 ($12.81):[1]	7.22%

Current Monthly Distribution per Share:[2]	$0.0771

Current Annualized Distribution per Share:[2]	$0.9252

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on June 2, 2006. The Monthly Distribution per Share was decreased to $0.0670. TheYield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$12.81	$13.69	(6.43)%	$13.85	$12.45

NAV	$13.41	$14.27	(6.03)%	$14.36	$13.36

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2006	October 31, 2005

Corporate Bonds	57%	42%

Mortgage Pass-Through Securities	11	15

Asset-Backed Securities	9	1

Agency Multiple Class Mortgage Pass-Through Securities	7	—

Commercial Mortgage-Backed Securities	7	6

Collateralized Mortgage Obligation Securities	4	2

U.S. Government and Agency Securities	2	31

Interest Only Asset-Backed Securities	1	—

Foreign Government Bonds	1	2

Interest Only Mortgage-Backed Securities	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	7%	5%

AA/Aa	28	25

A	12	13

BBB/Baa	12	13

BB/Ba	10	12

B	24	23

CCC/Caa	4	6

Not Rated	3	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 55.8% and 53.3% of net assets on April 30, 2006 and October 31, 2005, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock High Yield Trust (BHY)

Trust Information

Symbol on New York Stock Exchange:	BHY

Initial Offering Date:	December 23, 1998

Closing Market Price as of 4/30/06:	$8.10

Net Asset Value as of 4/30/06:	$7.57

Yield on Closing Market Price as of 4/30/06 ($8.10):[1]	8.20%

Current Monthly Distribution per Share:[2]	$0.055333

Current Annualized Distribution per Share:[2]	$0.663996

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$8.10	$7.36	10.05%	$8.89	$7.08

NAV	$7.57	$7.48	1.20%	$7.60	$7.38

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	April 30, 2006	October 31, 2005

Energy	18%	19%

Financial Institutions	13	14

Basic Materials	11	12

Media	9	7

Telecommunications	9	8

Technology	6	5

Consumer Products	5	7

Aerospace & Defense	5	3

Industrials	5	6

Building & Development	4	3

Entertainment & Leisure	4	3

Containers & Packaging	3	2

Automotive	3	2

Health Care	2	4

Transportation	2	3

Ecological Services & Equipment	1	1

Real Estate	—	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2006	October 31, 2005

BBB/Baa	3%	3%

BB/Ba	30	32

B	54	51

CCC/Caa	10	14

C	1	—

Not Rated	2	—

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 133.1% and 133.8% of net assets on April 30, 2006 and October 31, 2005, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Income Opportunity Trust (BNA)

Trust Information

Symbol on New York Stock Exchange:	BNA

Initial Offering Date:	December 20, 1991

Closing Market Price as of 4/30/06:	$10.34

Net Asset Value as of 4/30/06:	$10.80

Yield on Closing Market Price as of 4/30/06 ($10.34):[1]	7.18%

Current Monthly Distribution per Share:[2]	$0.0619

Current Annualized Distribution per Share:[2]	$0.7428

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on June 2, 2006. The Monthly Distribution per Share was decreased to $0.0550. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$10.34	$10.90	(5.14)%	$11.06	$10.07

NAV	$10.80	$11.56	(6.57)%	$11.63	$10.76

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2006	October 31, 2005

Corporate Bonds	45%	35%

U.S. Government and Agency Securities	13	37

Mortgage Pass-Through Securities	10	13

Asset-Backed Securities	9	—

Agency Multiple Class Mortgage Pass-Through Securities	9	5

Commercial Mortgaged-Backed Securities	4	4

Collateralized Mortgage Obligation Securities	4	1

Non-Agency Multiple Class Mortgage Pass-Through Securities	2	1

Federal Housing Administration Securities	1	1

Interest Only Asset-Backed Securities	1	1

Interest Only Mortgage-Backed Securities	1	1

Inverse Floating Rate Mortgage Securities	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	10%	8%

AA/Aa	20	17

A	10	9

BBB/Baa	13	19

BB/Ba	14	15

B	25	24

CCC/Caa	5	6

Not Rated	3	2

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 49.1% and 46.6% of net assets on April 30, 2006 and October 31, 2005, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Income Trust Inc. (BKT)

Trust Information

Symbol on New York Stock Exchange:	BKT

Initial Offering Date:	July 22, 1988

Closing Market Price as of 4/30/06:	$6.19

Net Asset Value as of 4/30/06:	$6.45

Yield on Closing Market Price as of 4/30/06 ($6.19):[1]	7.13%

Current Monthly Distribution per Share:[2]	$0.036787

Current Annualized Distribution per Share:[2]	$0.441444

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$6.19	$5.90	4.92%	$6.52	$5.86

NAV	$6.45	$6.54	(1.22)%	$6.57	$6.44

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	April 30, 2006	October 31, 2005

Mortgage Pass-Through Securities	23%	23%

U.S. Government and Agency Securities	22	30

Collateralized Mortgage Obligation Securities	19	13

Agency Multiple Class Mortgage Pass-Through Securities	16	14

Interest Only Mortgage-Backed Securities	7	7

Principal Only Mortgage-Backed Securities	5	5

Non Agency Multiple Class Mortgage Pass-Through Securities	3	2

Federal Housing Administration Securities	2	2

Inverse Floating Rate Mortgage Securities	1	1

Interest Only Asset-Backed Securities	1	1

Corporate Bonds	1	—

Collateralized Mortgage Obligation Residual Securities	—	2

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Limited Duration Income Trust (BLW)

Trust Information

Symbol on New York Stock Exchange:	BLW

Initial Offering Date:	July 30, 2003

Closing Market Price as of 4/30/06:	$17.89

Net Asset Value as of 4/30/06:	$19.08

Yield on Closing Market Price as of 4/30/06 ($17.89):[1]	8.17%

Current Monthly Distribution per Share:[2]	$0.1218

Current Annualized Distribution per Share:[2]	$1.4616

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on June 2, 2006. The Monthly Distribution per Share was increased to $0.1250. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate.

The table below summarizes the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$17.89	$17.48	2.35%	$18.68	$16.54

NAV	$19.08	$19.17	(0.47)%	$19.22	$18.97

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	April 30, 2006	October 31, 2005

Corporate Bonds	42%	43%

Bank Loans	35	32

Mortgage Pass-Through Securities	14	15

U.S. Government and Agency Securities	4	4

Foreign Government Bonds	2	2

Collateralized Mortgage Obligations	1	1

Asset-Backed Securities	1	2

Interest Only Asset-Backed Securities	1	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2006	October 31, 2005

A	3%	3%

AA/Aa	3	—

BBB/Baa	8	9

BB/Ba	26	33

B	48	43

CCC/Caa	9	8

Not Rated	3	4

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 61.0% and 59.8% of net assets on April 30, 2006 and October 31, 2005, respectively.

TRUST SUMMARIES (unaudited)
APRIL 30, 2006

BlackRock Strategic Bond Trust (BHD)

Trust Information

Symbol on New York Stock Exchange:	BHD

Initial Offering Date:	February 26, 2002

Closing Market Price as of 4/30/06:	$12.30

Net Asset Value as of 4/30/06:	$13.58

Yield on Closing Market Price as of 4/30/06 ($12.30):[1]	8.59%

Current Monthly Distribution per Share:[2]	$0.088

Current Annualized Distribution per Share:[2]	$1.056

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/06	10/31/05	Change	High	Low

Market Price	$12.30	$12.45	(1.20)%	$13.23	$11.56

NAV	$13.58	$13.68	(0.73)%	$13.85	$13.52

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	April 30, 2006	October 31, 2005

Financial Institutions	21%	21%

Energy	12	12

Media	11	10

Telecommunications	8	8

Consumer Products	7	9

Aerospace & Defense	7	5

Basic Materials	6	5

Health Care	5	7

Entertainment & Leisure	4	3

Technology	4	3

Automotive	3	3

Building & Development	3	2

Industrials	2	4

Real Estate	2	2

Ecological Services & Equipment	2	2

Transportation	2	2

Containers & Packaging	1	1

Conglomerates	—	1

Corporate Credit Breakdown3

Credit Rating	April 30, 2006	October 31, 2005

AAA/Aaa	4%	3%

AA/Aa	8	8

A	13	11

BBB/Baa	12	19

BB/Ba	13	11

B	39	36

CCC/Caa	8	9

Not Rated	3	3

[3]	Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 114.7% and 122.7% of net assets on April 30, 2006 and October 31, 2005, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—80.0%
			Mortgage Pass-Through Securities—1.0%
			Federal National Mortgage Assoc.,
	$411		5.50%, 1/01/17-2/01/17	$408,649
	15		6.50%, 7/01/29	15,776

			Total Mortgage Pass-Through Securities	424,425

			Agency Multiple Class Mortgage Pass-Through Securities—13.0%
			Federal Home Loan Mortgage Corp.,
	2,168		Ser. 1510, Class G, 7.05%, 5/15/13	2,193,772
	2,000		Ser. 1598, Class J, 6.50%, 10/15/08	2,017,719
			Federal National Mortgage Assoc.,
	39	[2]	Ser. 13, Class SJ, 8.75%, 2/25/09	38,906
	1,000		Ser. 49, Class H, 7.00%, 4/25/13	1,020,140
	165	[2]	Ser. 214, Class SK, 10.00%, 12/25/08	170,458
	100	[2]	Government National Mortgage Assoc., REMIC Trust 2000, 5.731%, 12/16/27	99,953

			Total Agency Multiple Class Mortgage Pass-Through Securities	5,540,948

			Inverse Floating Rate Mortgage Securities—2.3%
AAA	185	[2]	Citicorp Mortgage Securities, Inc., 5.932%, 11/25/23	184,625
			Federal Home Loan Mortgage Corp.,
	162	[2]	Ser. 1425, Class SB, 9.258%, 12/15/07	163,227
	30	[2]	Ser. 1506, Class S, 11.833%, 5/15/08	30,595
	106	[2]	Ser. 1515, Class S, 11.291%, 5/15/08	107,365
	68	[2]	Ser. 1618, Class SA, 8.25%, 11/15/08	67,810
	32	[2]	Ser. 1661, Class SB, 11.297%, 1/15/09	32,833
	121	[2]	Ser. 1688, Class S, 8.794%, 12/15/13	120,771
			Federal National Mortgage Assoc.,
	95	[2]	Ser. 187, Class SB, 14.266%, 10/25/07	97,319
	85	[2]	Ser. 191, Class SD, 8.807%, 10/25/08	84,152
	118	[2]	Ser. 214, Class SH, 5.345%, 12/25/08	114,495

			Total Inverse Floating Rate Mortgage Securities	1,003,192

			Interest Only Mortgage-Backed Securities—4.4%
			Federal Home Loan Mortgage Corp.,
	110		Ser. 65, Class I, 918.03%, 8/15/20	1,394
	27		Ser. 141, Class H, 1,060.00%, 5/15/21	360
	—		Ser. 1114, Class J, 1,008.00%, 7/15/06	119
	234		Ser. 1645, Class IB, 5.50%, 9/15/08	6,457
	1,970		Ser. 2523, Class EH, 5.50%, 4/15/20	158,909
	281		Ser. 2543, Class IM, 5.00%, 9/15/12	1,869
	1,399		Ser. 2633, Class PI, 4.50%, 3/15/12	39,335
	841		Ser. 2672, Class TP, 5.00%, 9/15/16	6,417
	5,605		Ser. 2739, Class PI, 5.00%, 3/15/22	434,652
	1,920		Ser. 2775, Class UB, 5.00%, 12/15/17	65,532
	2,568		Ser. 2976, Class KI, 5.50%, 11/15/34	275,917
			Federal National Mortgage Assoc.,
	1		Ser. 8, Class HA, 1,199.999%, 1/25/08	10,416
	2,016		Ser. 13, Class IG, 5.00%, 10/25/22	120,404
	149	[2]	Ser. 20, Class SL, 12.666%, 9/25/08	15,044
	4		Ser. 49, Class L, 444.917%, 4/25/13	38,508
	2		Ser. 51, Class K, 1,006.50%, 4/25/07	9,063
	12,992		Ser. 70, Class ID, 5.00%, 4/25/22	654,938
	—		Ser. 72, Class H, 1,183.25%, 7/25/06	73
	296		Ser. 82, Class IR, 5.00%, 9/25/12	3,737
	4	[2]	Ser. 174, Class S, 111.644%, 9/25/22	10,982
	42	[2]	Ser. 208, Class S, 2.531%, 2/25/23	158
	—		Ser. G-21, Class L, 949.50%, 7/25/21	6,597
	15,981		Vendee Mortgage Trust, 0.04%, 10/15/31	30,828

			Total Interest Only Mortgage-Backed Securities	1,891,709

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Principal Only Mortgage-Backed Security—0.1%
Aaa	$25	[3]	Salomon Brothers Mortgage Securities, Inc. VI, 12.50%, 10/23/17	$21,808

			Asset-Backed Securities—0.0%
NR	235	[2,4,5,6]	Global Rated Eligible Asset Trust, 7.33%, 9/15/07	23
			Structured Mortgage Asset Residential Trust,
NR	568	[2,5,6]	Ser. 2, 8.24%, 12/15/06	57
NR	629	[2,5,6]	Ser. 3, 8.724%, 4/15/07	63

			Total Asset-Backed Securities	143

			Corporate Bonds—15.6%
			Energy—2.4%
A1	500		Conoco Funding Co., 5.45%, 10/15/06 (Canada)	500,382
BBB+	500	[4]	Israel Electric Corp. Ltd., 7.25%, 12/15/06 (Israel)	504,109

			Total Energy	1,004,491

			Financial Institutions—13.0%
Aa2	500		Bank of America Corp., 4.75%, 10/15/06	499,221
AAA	500		General Electric Capital Corp., 2.75%, 9/25/06	495,367
BB	500		General Motors Acceptance Corp., 6.125%, 9/15/06	497,595
AA-	500		Goldman Sachs Group, Inc., 2.85%, 10/27/06	494,025
A+	500		Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	503,338
AA-	1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,092,327
A+	500		SLM Corp., 3.50%, 9/30/06	496,987
Aa3	500		SunTrust Bank, 7.25%, 9/15/06	503,320
Aa1	500		U.S. Bank NA, 2.85%, 11/15/06	493,117
AA-	500		Wachovia Corp., 4.95%, 11/01/06	499,110

			Total Financial Institutions	5,574,407

			Transportation—0.2%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	102,000

			Total Corporate Bonds	6,680,898

			U.S. Government and Agency Securities—36.3%
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,175,001
	2,000		6.00%, 8/15/09	2,066,718
	385		6.625%, 5/15/07	391,527
	10,000		U.S. Treasury Strip, Zero Coupon, 8/15/06	9,871,875

			Total U.S. Government and Agency Securities	15,505,121

			Taxable Municipal Bonds—7.3%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	552,350
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	524,340
			Los Angeles County California Pension Oblig.,
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,005,110
AAA	500		Ser. D, 6.97%, 6/30/08	516,360
AAA	500		Orleans Parish Louisiana School Board, 6.60%, 2/01/08	509,475

			Total Taxable Municipal Bonds	3,107,635

			Total Long-Term Investments (cost $34,801,147)	34,175,879

			SHORT-TERM INVESTMENT—19.4%
			U.S. Government and Agency Zero Coupon Bond—19.4%
	8,300	[7]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06 (cost $8,300,000)	8,300,000

			Total Investments—99.4% (cost $43,101,1478)	$42,475,879
			Other assets in excess of liabilities—0.6%	239,030

			Net Assets—100%	$42,714,909

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Variable rate security. Rate shown is interest rate as of April 30, 2006.
[3]	Rate shown is interest rate or effective yield as of April 30, 2006 of the underlying collateral.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 1.2% of its net assets, with a current market value of $504,132, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Illiquid security. As of April 30, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $143 in these securities.
[7]	Rate shown is the yield to maturity as of April 30, 2006.
[8]

Cost for Federal income tax purposes is $43,101,147. The net unrealized depreciation on a tax basis is $625,268, consisting of $365,558 gross unrealized appreciation and $990,826 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REMIC – Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Core Bond Trust (BHK)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—98.9%
			Mortgage Pass-Through Securities—11.0%
			Federal Home Loan Mortgage Corp.,
	$1,875		3.01%, 4/19/07	$1,836,600
	88		5.00%, 8/01/33	83,307
	8,052		5.50%, 11/01/18-2/01/36	7,871,483
	3,294		6.00%, 2/01/13-12/01/18	3,331,696
	194	[2]	6.013%, 5/01/32	196,296
	31		7.00%, 9/01/31	32,120
			Federal National Mortgage Assoc.,
	870		1.75%, 6/16/06	866,246
	3,675	[3]	2.35%, 4/05/07	3,582,072
	52		4.50%, 2/01/20	49,949
	12,165		5.00%, 11/01/17-7/01/35	11,829,691
	4,262		5.50%, 1/01/18-1/01/36	4,156,375
	1,025		6.00%, 8/01/29-3/01/36	1,019,787
	382		7.00%, 1/01/31-7/01/32	392,674
	1,400		TBA, 5.00%, 5/16/21	1,362,813
	314		Government National Mortgage Assoc., 5.50%, 8/15/33	308,634
			Small Business Administration,
	908		Ser. P10B, Class 1, 4.754%, 8/01/14	856,938
	2,029		Ser. P10B, Class 1, 5.136%, 8/01/13	1,974,778

			Total Mortgage Pass-Through Securities	39,751,459

			Federal Housing Administration Security—0.3%
	1,062		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,088,338

			Agency Multiple Class Mortgage Pass-Through Securities—7.0%
			Federal Home Loan Mortgage Corp.,
	2,553		Ser. 82, Class HJ, 5.50%, 9/25/32	2,518,808
	1,504		Ser. 2825, Class VP, 5.50%, 6/15/15	1,491,332
	1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,200,368
	3,557		Ser. 2922, Class GA, 5.50%, 5/15/34	3,502,995
	1,910		Ser. 2927, Class BA, 5.50%, 10/15/33	1,885,104
	1,847		Ser. 2933 Class HD, 5.50%, 2/15/35	1,828,325
	1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,578,522
			Federal National Mortgage Assoc.,
	1,635		Ser. 3 Class AP, 5.50%, 2/25/35	1,625,448
	3,472		Ser. 5, Class PK, 5.00%, 12/25/34	3,387,800
	2,136		Ser. 27, Class PC, 5.50%, 5/25/34	2,101,560
	2,129		Ser. 70, Class NA, 5.50%, 8/25/35	2,084,354
	1,974	[2]	Ser. 118, Class FD, 5.359%, 12/25/33	1,985,652

			Total Agency Multiple Class Mortgage Pass-Through Securities	25,190,268

			Asset-Backed Securities—8.8%
AAA	2,825		Citibank Credit Card Issuance Trust, 4.85%, 2/10/11	2,797,112
			Countrywide Asset-Backed Certificates,
AAA	2,572	[2]	Ser. 15, Class 2AV1, 5.059%, 4/25/36	2,572,692
AAA	2,702	[2]	Ser. 16, Class 4AV1, 5.059%, 1/25/35	2,702,945
AAA	2,825		DaimlerChrysler Auto Trust, 5.00%, 5/08/10	2,813,432
AAA	2,850		Ford Credit Auto Owner Trust, 5.07%, 12/15/10	2,835,422
AAA	2,825		MBNA Credit Card Master Note Trust, 4.90%, 7/15/11	2,802,534
AAA	2,207	[2]	Merrill Lynch Mortgage Investors, Inc., 5.069%, 9/25/36	2,207,649
AAA	2,630	[2]	New Century Home Equity Loan Trust, 5.039%, 1/25/36	2,630,585
			SLM Student Loan Trust,
AAA	2,179	[2]	Ser. 5, Class A1, 5.10%, 1/25/18	2,179,334
AAA	812	[2]	Ser. 9, Class A2, 5.12%, 10/25/12	812,235
AAA	2,293	[2]	Ser. 10, Class A1, 5.07%, 4/25/12	2,291,548
AAA	2,648	[2]	Structured Asset Investment Loan Trust, 5.039%, 1/25/36	2,649,966
AAA	2,725		USAA Auto Owner Trust, 5.04%, 12/15/11	2,705,887

			Total Asset-Backed Securities	32,001,341

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Interest Only Asset-Backed Securities—1.1%
			Sterling Coofs Trust,
	$28,253		Ser. 1, 2.362%, 4/15/29	$1,977,731
	30,350		Ser. 2, 1.00%, 3/30/30	2,124,500

			Total Interest Only Asset-Backed Securities	4,102,231

			Interest Only Mortgage-Backed Securities—0.9%
			Federal Home Loan Mortgage Corp.,
	2,923		Ser. 2579, Class HI, 5.00%, 8/15/17	406,453
	7,231		Ser. 2611, Class QI, 5.50%, 9/15/32	1,331,487
	32,031	[2]	Federal National Mortgage Assoc., 1.741%, 11/25/34	1,410,164

			Total Interest Only Mortgage-Backed Securities	3,148,104

			Commercial Mortgage-Backed Securities—6.9%
AAA	2,180	[2]	Banc of America Commerical Mortgage, Inc., 4.894%, 11/10/42	2,123,455
AAA	1,808		Commercial Mortgage Acceptance Corp., 6.03%, 9/15/30	1,813,353
AAA	2,720		Credit Suisse First Boston Mortgage Securities Corp., 4.94%, 12/15/35	2,620,591
AAA	1,648		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., 7.179%, 8/15/36	1,711,936
AAA	2,683		Goldman Sachs Mortgage Securities Corp. II, 6.135%, 10/18/30	2,700,471
AAA	1,677		Heller Financial Commercial Mortgage Asset Co., 6.847%, 5/15/31	1,714,263
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	2,140		Ser. C1, Class A3, 5.857%, 10/12/35	2,163,647
AAA	2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,071,680
AAA	1,770		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	1,861,937
AAA	2,622		Morgan Stanley Capital Trust I, 6.48%, 11/15/30	2,670,614
AAA	3,500		Salomon Brothers Mortgage Securities VII, 7.52%, 12/18/09	3,717,713

			Total Commercial Mortgage-Backed Securities	25,169,660

			Collateralized Mortgage Obligation Securities—4.1%
			Federal Home Loan Mortgage Corp.,
	1,200		Ser. 2562, Class PG, 5.00%, 1/15/18	1,148,654
	372		Ser. 2582, Class TB, 3.50%, 10/15/21	370,317
	3,197		Ser. 2806, Class VC, 6.00%, 12/15/19	3,184,040
			First Union National Bank Commercial Mortgage,
AAA	3,150		Ser. C3, Class A3, 6.423%, 8/15/33	3,237,475
AAA	2,265		Ser. C4, Class A2, 6.223%, 12/12/33	2,327,197
AAA	2,350		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., 4.93%, 7/10/39	2,261,508
AAA	2,741		Structured Asset Securities Corp., 3.45%, 2/25/32	2,459,530

			Total Collateralized Mortgage Obligation Securities	14,988,721

			Corporate Bonds—55.8%
			Aerospace & Defense—2.2%
B-	384		Aero Invest, 10.634%, 3/22/15 (Norway) (EUR)	501,517
B+	30		Armor Holdings, Inc., 8.25%, 8/15/13	32,025
			BE Aerospace, Inc.,
BB-	1,310		8.50%, 10/01/10	1,396,787
B	475		8.875%, 5/01/11	495,781
B-	1,430		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,494,350
B	80		DRS Technologies, Inc., 7.625%, 2/01/18	81,600
			Northrop Grumman Corp.,
BBB+	615		4.079%, 11/16/06	611,058
BBB+	960		7.875%, 3/01/26	1,128,825
NR	1,190		Raytheon Co., 7.00%, 5/15/06	1,204,975
BB	90		Sequa Corp., 8.875%, 4/01/08	94,050
A+	1,125		United Technologies Corp., 4.875%, 5/01/15	1,059,080

			Total Aerospace & Defense	8,100,048

			Automotive—0.8%
BB+	25		ArvinMeritor, Inc., 8.75%, 3/01/12	25,563
			Autonation, Inc.,
BB+	150	[4]	7.00%, 4/15/14	150,750
BB+	150	[2,4]	7.045%, 4/15/13	152,625
			Avis Budget Car Rental LLC,
BB-	30	[2,4]	7.576%, 5/15/14	30,862
BB-	65	[4]	7.75%, 5/15/16	66,300

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Automotive—(cont’d)
A3	$660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	$681,184
CCC	90		Dura Operating Corp., 8.625%, 4/15/12	76,500
B	700		General Motors Corp., 8.25%, 7/15/23	507,500
B-	25		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	24,625
B+	300		Lear Corp., 8.11%, 5/15/09	294,750
CCC+	450		Metaldyne Corp., 10.00%, 11/01/13	434,250
B	100		Tenneco, Inc., 8.625%, 11/15/14	101,250
BB-	517		TRW Automotive, Inc., 9.375%, 2/15/13	555,775

			Total Automotive	3,101,934

			Basic Materials—3.4%
B+	40		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	40,400
B+	850		AK Steel Corp., 7.75%, 6/15/12	860,625
B	80	[2,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.577%, 7/15/10	81,800
BB-	80	[2]	Bowater, Inc., 7.91%, 3/15/10	80,800
NR	4,330		Caraustar Industries, Inc., 9.875%, 4/01/11	4,557,325
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,925
			Domtar, Inc.,
B+	60		7.125%, 8/15/15 (Canada)	54,450
B+	180		7.875%, 10/15/11 (Canada)	174,600
B+	150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	151,313
			Huntsman LLC,
B2	66		11.50%, 7/15/12	75,570
B2	225	[2]	12.318%, 7/15/11	235,688
BB	70		IMC Global, Inc., 10.875%, 6/01/08	75,425
			Ineos Group Holdings PLC,
B2	285		7.875%, 2/07/16 (United Kingdom) (EUR)	346,522
B-	730	[4]	8.50%, 2/15/16 (United Kingdom)	690,762
CCC+	1,045		Innophos, Inc., 8.875%, 8/15/14	1,076,350
BBB+	130		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	145,925
BB+	2,120		Lyondell Chemical Co., 9.50%, 12/15/08	2,204,800
B3	255		NewPage Corp., 10.00%, 5/01/12	273,487
BB+	480	[2]	Nova Chemicals Corp., 8.405%, 11/15/13 (Canada)	483,000
			Rhodia SA,
CCC+	204		8.875%, 6/01/11 (France)	211,650
B3	16		10.25%, 6/01/10 (France)	17,880
BBB	380		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	351,559

			Total Basic Materials	12,219,856

			Building & Development—1.4%
B-	75		Ahern Rentals, Inc., 9.25%, 8/15/13	78,187
B2	200	[4]	Compression Polymers Corp., 10.50%, 7/01/13	205,000
B-	635		ERICO Intl. Corp., 8.875%, 3/01/12	654,050
B-	640		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	641,600
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,176,250
			North American Energy Partners, Inc.,
Caa1	55		8.75%, 12/01/11 (Canada)	53,763
B	175		9.00%, 6/01/10 (Canada)	185,500

			Total Building & Development	4,994,350

			Consumer Products—2.2%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	88,200
			Cenveo Corp.,
B-	250		7.875%, 12/01/13	243,750
B+	500		9.625%, 3/15/12	535,000
BBB+	530		Federated Department Stores, Inc., 6.79%, 7/15/27	526,934
B-	280		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	245,700
B	80		Gold Kist, Inc., 10.25%, 3/15/14	84,400
B-	800	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	766,000
B-	330		Lazydays RV Center, Inc., 11.75%, 5/15/12	330,413
B	385	[2]	Levi Strauss & Co., 9.74%, 4/01/12	401,362

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Consumer Products—(cont’d)
			May Department Stores Co.,
BBB+	$30		6.65%, 7/15/24	$29,837
BBB+	230		7.875%, 3/01/30	254,255
CCC-	170		Movie Gallery, Inc., 11.00%, 5/01/12	89,250
B3	50	[2,4]	Nutro Products, Inc., 9.23%, 10/15/13	51,000
B	1,000		Pantry, Inc., 7.75%, 2/15/14	1,015,000
BB-	200		Quiksilver, Inc., 6.875%, 4/15/15	193,000
B-	925	[4]	Rite Aid Corp., 6.125%, 12/15/08	908,812
B	2,100		Sonic Automotive, Inc., 8.625%, 8/15/13	2,163,000

			Total Consumer Products	7,925,913

			Containers & Packaging—0.8%
B3	240	[4]	Covalence Specialty Materials Corp., 10.25%, 3/01/16	248,400
B1	250	[4]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	255,625
CCC+	75		Graham Packaging Co., Inc., 8.50%, 10/15/12	76,687
B	1,500		Owens Brockway, 8.25%, 5/15/13	1,537,500
B-	75	[4]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	76,500
CCC+	445	[4]	Pregis Corp., 12.375%, 10/15/13	466,694
B+	250		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	256,875

			Total Containers & Packaging	2,918,281

			Ecological Services & Equipment—0.2%
BB-	230		Allied Waste NA, Inc., 5.75%, 2/15/11	219,650
CCC	590		Waste Services, Inc., 9.50%, 4/15/14	612,125

			Total Ecological Services & Equipment	831,775

			Energy—6.4%
			ANR Pipeline Co.,
B	260		7.375%, 2/15/24	267,150
B	810		9.625%, 11/01/21	970,987
B2	270		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	279,450
B	170	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	175,100
BB	20	[4]	Chesapeake Energy Corp., 6.875%, 11/15/20	19,700
B-	250		Clayton Williams Energy, Inc., 7.75%, 8/01/13	235,625
			CMS Energy Corp.,
BB-	30		7.50%, 1/15/09	30,825
BB-	95		8.50%, 4/15/11	101,888
BB-	30		9.875%, 10/15/07	31,763
BB-	160		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	165,200
			Compton Petroleum Finance Corp.,
B	100		7.625%, 12/01/13	99,125
B	255	[4]	7.625%, 12/01/13 (Canada)	252,769
A1	375		ConocoPhillips Holding Co., 6.95%, 4/15/29	414,531
BBB	1,980		Devon Financing Corp. LLC, 7.875%, 9/30/31	2,329,839
B2	690		Dresser, Inc., 9.375%, 4/15/11	723,638
B	180		Dynegy Danskammer LLC, 7.27%, 11/08/10	183,600
			El Paso Corp.,
B-	100		7.80%, 8/01/31	99,500
B-	65	[4]	9.625%, 5/15/12	71,825
B-	150	[4]	10.75%, 10/01/10	167,625
			El Paso Natural Gas Co.,
B	850		7.625%, 8/01/10	877,625
B	225		8.375%, 6/15/32	249,188
B	265		8.625%, 1/15/22	296,469
Ba2	175		Elwood Energy LLC, 8.159%, 7/05/26	184,385
A-	1,000		EnCana Corp., 6.50%, 8/15/34 (Canada)	1,018,028
B-	60		Exco Resources, Inc., 7.25%, 1/15/11	59,250
AA-	950		Florida Power & Light Co., 4.95%, 6/01/35	792,993
BB	80		Grant Prideco, Inc., 6.125%, 8/15/15	76,800
BBB+	175		Halliburton Co., 7.60%, 8/15/96	188,309
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	250	[4]	7.75%, 11/01/15	246,250
B	49	[4]	10.50%, 9/01/10	53,410

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
B-	$170		KCS Energy, Inc., 7.125%, 4/01/12	$171,275
BBB	1,025		Kinder Morgan Fin. Corp., 6.40%, 1/05/36	981,506
B+	94		Midwest Generation LLC, 8.56%, 1/02/16	100,718
			Mirant Americas Generation LLC,
B	40		8.30%, 5/01/11	41,300
B	50		8.50%, 10/01/21	50,375
B	220		9.125%, 5/01/31	231,000
B2	590		Mission Energy Holdings Co., 13.50%, 7/15/08	671,125
			NRG Energy, Inc.,
B1	50		7.25%, 2/01/14	50,250
B1	285		7.375%, 2/01/16	287,138
A-	360		Occidental Petroleum Corp., 7.20%, 4/01/28	399,563
B-	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	147,713
BBB+	790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	682,197
BBB	1,650		Pemex Project Funding Master Trust, 9.375%, 12/02/08	1,786,125
BBB	395		Petro Canada, 5.95%, 5/15/35 (Canada)	366,258
Baa2	850		Progress Energy, Inc., 7.75%, 3/01/31	967,209
			Reliant Energy, Inc.,
BB-	210		6.75%, 12/15/14	191,100
BB-	50		9.25%, 7/15/10	50,875
A-	700		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	669,862
Aa1	290	[4]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	276,982
A-	295		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	284,211
BBB+	310		Talisman Energy, Inc., 5.85%, 2/01/37 (Canada)	282,884
B-	320	[4]	Targa Resources, Inc., 8.50%, 11/01/13	324,800
AA	1,050		Texaco Capital, Inc., 8.875%, 9/01/21	1,368,792
A2	550		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	519,594
BBB-	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	20,500
B2	45		Whiting Petroleum Corp., 7.00%, 2/01/14	44,550
BB+	515		Williams Cos., Inc., 8.75%, 3/15/32	592,250
BBB-	950		XTO Energy, Inc., 6.10%, 4/01/36	896,422

			Total Energy	23,119,421

			Entertainment & Leisure—0.9%
B3	185	[4]	AMC Entertainment, Inc., 11.00%, 2/01/16	197,950
B	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,070,000
B-	150		Gaylord Entertainment Co., 6.75%, 11/15/14	143,625
B3	360	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	377,100
B	110		Poster Financial Group, Inc., 8.75%, 12/01/11	116,050
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,095,000
B+	100	[4]	San Pasqual Casino, 8.00%, 9/15/13	101,000
BB-	260		Seneca Gaming Corp., 7.25%, 5/01/12	260,000
B+	40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	38,800

			Total Entertainment & Leisure	3,399,525

			Financial Institutions—20.9%
AA	550	[4,5]	Allstate Financial Global Funding II, 2.625%, 10/22/06	542,507
BB	320		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	318,400
Aa2	1,645		Bank of America Corp., 4.50%, 8/01/10	1,592,244
Aa2	325		Bank One Corp., 3.70%, 1/15/08	317,023
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,427,886
AA+	4,970	[2]	Barclays Bank PLC NY, 4.90%, 3/13/09	4,970,000
B	40		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	44,000
AA	350	[4]	Belvoir Land LLC, 5.27%, 12/15/47	305,812
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,172,628
AAA	1,075		4.75%, 5/15/12	1,027,534
AA+	600		CitiFinancial, 6.25%, 1/01/08	609,240

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
			Citigroup, Inc.,
AA+	$3,010		3.625%, 2/09/09	$2,883,980
AA+	5,470		4.125%, 2/22/10	5,232,262
AA+	1,960		4.25%, 7/29/09	1,897,721
AA+	525		6.875%, 2/15/98	546,676
BB	1,080		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,123,200
AAA	1,100	[4]	Depfa ACS Bank, 4.25%, 8/16/10 (Ireland)	1,053,869
AA-	900	[2]	Deutsche Bank AG, 3.843%, 3/15/07	885,600
B+	100		E*Trade Financial Corp., 7.375%, 9/15/13	101,750
BB	180		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	171,000
Aaa	525	[4]	Fort Irwin Land LLC, 5.03%, 12/15/25	469,639
AAA	3,625	[2]	General Electric Capital Corp., 3.45%, 1/15/08	3,611,770
BB	460		General Motors Acceptance Corp., 6.875%, 8/28/12	425,393
AA-	1,415		Goldman Sachs Group, Inc., 5.35%, 1/15/16	1,358,285
			HBOS Treasury Services PLC,
AA+	855	[4]	3.60%, 8/15/07 (United Kingdom)	838,088
AA+	825	[4]	3.75%, 9/30/08 (United Kingdom)	794,992
AA-	775		HSBC Bank USA, Inc., 5.875%, 11/01/34	734,495
			HSBC Finance Corp.,
AA-	1,820		4.75%, 5/15/09	1,787,331
AA-	635		6.375%, 8/01/10	653,183
AA	1,500	[4]	Irwin Land LLC, 5.40%, 12/15/47	1,315,388
Aa3	600		JP Morgan Chase & Co., 5.35%, 3/01/07	598,903
B-	255		K&F Acquisition, Inc., 7.75%, 11/15/14	260,738
AA	1,150	[4]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,110,778
AA-	4,405	[2]	Morgan Stanley Group, Inc., 4.91%, 3/07/08	4,403,681
AA	2,125	[4]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,080,216
B2	645	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	638,550
AAA	850	[4]	New York Life Global Funding, 3.875%, 1/15/09	819,045
AA	350		Ohana Military Communities LLC, 6.193%, 4/01/49	353,027
A	500		Prudential Financial, Inc., 5.90%, 3/17/36	468,690
AA-	1,000	[4]	Prudential Funding LLC, 6.60%, 5/15/08	1,023,099
AAA	5,550	[2,4]	Rabobank Nederland Global, 5.01%, 4/06/09	5,548,638
			Rainbow National Services LLC,
B+	200	[4]	8.75%, 9/01/12	213,500
B+	1,455	[4]	10.375%, 9/01/14	1,633,237
Caa1	685		Standard Aero Holdings, Inc., 8.25%, 9/01/14	606,225
AA+	3,255	[7]	Structured Asset Receivable Trust, 1.649%, 1/21/10	3,254,801
Aa2	1,265		SunTrust Bank, 4.415%, 6/15/09	1,227,683
			SunTrust Banks, Inc.,
Aa3	1,635		3.625%, 10/15/07	1,598,465
Aa3	995		4.00%, 10/15/08	965,869
AAA	235	[4]	TIAA Global Markets, Inc., 3.875%, 1/22/08	229,686
Aa2	375		U.S. Bancorp, 3.95%, 8/23/07	368,977
B-	50	[2]	Universal City Florida Holding Co. I/II, 9.899%, 5/01/10	51,875
			US Bank NA,
Aa1	1,380		2.87%, 2/01/07	1,354,117
Aa2	2,790		6.50%, 2/01/08	2,846,938
AAA	495	[4]	USAA Capital Corp., 4.00%, 12/10/07	485,215
A+	1,985	[2]	Wachovia Capital Trust III, 5.80%, 3/15/42	1,948,402
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	983,444
Aa1	355		4.20%, 1/15/10	341,219
Aa1	1,665		4.625%, 8/09/10	1,615,496
Aa1	435		4.875%, 1/12/11	425,037
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,500

			Total Financial Institutions	75,722,947

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Health Care—1.3%
B	$440	[4]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	$442,200
NR	20	[6]	Curative Health Services, Inc., 10.75%, 5/01/11	12,500
CCC	250		MedQuest, Inc., 11.875%, 8/15/12	208,750
B3	170		Select Medical Corp., 7.625%, 2/01/15	155,125
B	445		Tenet Healthcare Corp., 6.875%, 11/15/31	366,012
B	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,130,000
A	325		UnitedHealth Group, Inc., 5.80%, 3/15/36	297,088
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	426,912
A-	85		WellPoint, Inc., 5.95%, 12/15/34	79,361
A	675		Wyeth, 6.00%, 2/15/36	641,699

			Total Health Care	4,759,647

			Industrials—1.2%
B-	390		NationsRent Cos., Inc., 9.50%, 5/01/15	422,175
CCC+	420		Park-Ohio Industries, Inc., 8.375%, 11/15/14	396,900
B3	480	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	508,800
B	2,000		Terex Corp., 9.25%, 7/15/11	2,130,000
CCC+	210		Trimas Corp., 9.875%, 6/15/12	198,450
Caa1	655		United Rentals NA, Inc., 7.00%, 2/15/14	630,438

			Total Industrials	4,286,763

			Media—4.9%
			Affinion Group, Inc.,
B-	365	[4]	10.125%, 10/15/13	377,499
B-	200	[4]	11.50%, 10/15/15	205,000
B-	430		Allbritton Communications Co., 7.75%, 12/15/12	432,150
CCC	295		American Media Operations, Inc., 10.25%, 5/01/09	278,406
			AOL Time Warner, Inc.,
BBB+	90		6.625%, 5/15/29	87,254
BBB+	3,040		7.57%, 2/01/24	3,216,946
BBB+	205	[5]	7.625%, 4/15/31	221,256
BBB+	85		7.70%, 5/01/32	92,718
BBB	55	[4]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	51,323
B+	180	[2]	Cablevision Systems Corp., 9.62%, 4/01/09	190,800
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
Caa1	130	[4]	10.25%, 9/15/10	130,488
Caa1	710		10.25%, 9/15/10	718,875
			Comcast Corp.,
BBB+	1,840		6.45%, 3/15/37	1,756,825
BBB+	625		6.50%, 11/15/35	601,166
BB-	270		CSC Holdings, Inc., 7.875%, 12/15/07	275,400
			Echostar DBS Corp.,
BB-	175		5.75%, 10/01/08	172,375
BB-	75	[4]	7.125%, 2/01/16	73,125
BB-	125	[2]	8.24%, 10/01/08	127,500
B	250		General Cable Corp., 9.50%, 11/15/10	269,375
B+	180		Medianews Group, Inc., 6.875%, 10/01/13	163,800
B2	170	[4]	Network Communications, Inc., 10.75%, 12/01/13	174,675
			News America Holdings, Inc.,
BBB	985		7.625%, 11/30/28	1,043,725
BBB	825		7.70%, 10/30/25	877,470
BBB	625		8.45%, 8/01/34	716,088
B3	260		Nexstar Finance, Inc., 7.00%, 1/15/14	244,400
B2	600	[2,4]	Paxson Communications Corp., 8.318%, 1/15/12	615,750
			Primedia, Inc.,
B2	80		8.00%, 5/15/13	73,000
B2	440	[2]	10.545%, 5/15/10	451,000
BB-	250	[4]	Quebecor World, Inc., 8.75%, 3/15/16 (Canada)	242,470
B	800	[4]	RH Donnelley Corp., 8.875%, 1/15/16	823,000
Caa1	190		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	185,725

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Media—(cont’d)
			TCI Communications, Inc.,
BBB+	$200		7.125%, 2/15/28	$200,943
BBB+	610		7.875%, 2/15/26	654,259
BBB+	10		7.875%, 8/01/13	10,893
BBB+	70		Time Warner Cos., Inc., 6.95%, 1/15/28	69,750
CCC+	100	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	99,000
			Vertis, Inc.,
B3	645		9.75%, 4/01/09	657,900
CCC	225		10.875%, 6/15/09	216,000
Caa2	905		Young Broadcasting, Inc., 10.00%, 3/01/11	830,337

			Total Media	17,628,666

			Real Estate—1.9%
BB	3,165		American Real Estate Partners, 8.125%, 6/01/12	3,267,863
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	365,205
BBB+	775		8.25%, 7/15/08	817,531
			Rouse Co.,
BB+	895		3.625%, 3/15/09	832,630
BB+	1,650		5.375%, 11/26/13	1,526,692

			Total Real Estate	6,809,921

			Technology—1.4%
CCC+	410		Amkor Technology, Inc., 9.25%, 2/15/08	432,550
B+	250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	250,000
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
B2	20		8.00%, 12/15/14 (Luxembourg)	18,600
Ba3	170	[2]	8.16%, 12/15/11 (Luxembourg)	170,850
A-	1,230	[4]	Oracle Corp. and Ozark Holding, Inc., 5.25%, 1/15/16	1,163,018
B2	190	[4]	Sensata Technologies BV, 8.00%, 5/01/14	191,900
CCC+	280	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	298,900
BB	40		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	40,500
			Sungard Data Systems, Inc.,
B-	120	[4]	9.125%, 8/15/13	128,400
B-	340	[2,4]	9.431%, 8/15/13	362,100
B-	560	[4]	10.25%, 8/15/15	599,200
B	895		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	901,712
B-	330		UGS Corp., 10.00%, 6/01/12	361,350

			Total Technology	4,919,080

			Telecommunications—5.6%
A	1,700		Bellsouth Telecommunications, 6.65%, 12/15/95	775,450
BB-	210		Cincinnati Bell, Inc., 7.25%, 7/15/13	214,200
			Deutsche Telekom Intl. Finance BV,
A-	3,000		5.75%, 3/23/16	2,897,368
A-	25		8.25%, 6/15/30 (Netherlands)	29,904
B3	190	[4]	Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	195,700
			Intelsat Ltd.,
B2	65		8.25%, 1/15/13 (Bermuda)	66,300
B2	295		8.625%, 1/15/15 (Bermuda)	307,169
B2	325	[2]	9.614%, 1/15/12 (Bermuda)	330,688
			Lucent Technologies, Inc.,
B1	155		6.45%, 3/15/29	137,175
B1	805		6.50%, 1/15/28	706,387
B+	770	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16	800,800
B2	70		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	65,363
B1	155		PanAmSat Corp., 9.00%, 8/15/14	163,138
			Qwest Corp.,
BB+	200		7.875%, 9/01/11	209,500
BB+	470	[2]	8.16%, 6/15/13	512,300
BB+	155		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	160,038
A	780		SBC Communications, Inc., 6.45%, 6/15/34	759,147

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
A-	$1,715		Sprint Capital Corp., 6.875%, 11/15/28	$1,763,566
BBB+	1,550		Telecom Italia Capital SA, 6.00%, 9/30/34 (Luxembourg)	1,384,016
BBB+	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	778,408
A+	70		Verizon Global Funding Corp., 7.75%, 12/01/30	77,337
A+	125		Verizon Maryland, Inc., 5.125%, 6/15/33	95,940
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	239,324
A+	335		Ser. A, 5.875%, 1/17/12	330,314
A+	3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	2,832,066
			Vodafone Group PLC,
A+	1,465	[2]	5.05%, 12/28/07 (United Kingdom)	1,465,486
A+	2,504		7.75%, 2/15/10 (United Kingdom)	2,678,560
B+	350	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	384,125

			Total Telecommunications	20,359,769

			Transportation—0.3%
Ba3	115		American Airlines, Inc., 7.324%, 4/15/11	111,550
A-	350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	356,473
B	405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	412,087
BB-	60	[4]	Hertz Corp., 8.875%, 1/01/14	63,825
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	48,939
B+	50		OMI Corp., 7.625%, 12/01/13	51,375

			Total Transportation	1,044,249

			Total Corporate Bonds	202,142,145

			U.S. Government and Agency Securities—2.0%
	1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,606,483
	1,050		Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	543,346
			Tennessee Valley Authority,
	1,655		Ser. C, 5.88%, 4/01/36	1,710,257
	2,650	[3]	Ser. D, 4.875%, 12/15/16	2,614,809
	1,725		U.S. Treasury Strip Principal, Zero Coupon, 11/15/21	755,765

			Total U.S. Government and Agency Securities	7,230,660

			Foreign Government Bonds—1.0%
			United Mexican States,
Baa1	400		6.75%, 9/27/34	403,000
Baa1	2,255		8.00%, 9/24/22	2,587,613
Baa1	500		8.125%, 12/30/19	576,250

			Total Foreign Government Bonds	3,566,863

			Total Long-Term Investments (cost $368,360,495)	358,379,790

			SHORT-TERM INVESTMENTS—1.5%
			Foreign Government Bond—1.1%
			France Treasury Bill,
	545	[8]	2.565%, 7/13/06	684,038
	2,632	[8]	2.52%, 7/13/06	3,303,406

			Total Foreign Government Bond	3,987,444

			U.S. Government and Agency Zero Coupon Bonds—0.4%
	300	[8]	Federal National Mortgage Assoc. Disc. Notes, 4.71%, 5/10/06	299,648
	700	[5,8]	U.S. Treasury Bills, 4.494%, 5/04/06	699,738
	200	[5,8]	U.S. Treasury Bills, 4.542%, 5/18/06	199,573

			Total U.S. Government and Agency Zero Coupon Bonds	1,198,959

			Total Short-Term Investments (cost $5,186,403)	5,186,403

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Notional Amount (000)	Description	Value

	OUTSTANDING OPTIONS PURCHASED—0.3%
	Interest Rate Swaps,
$5,200	Trust pays 3-month LIBOR, Trust receives 5.26%, expires 3/02/16	$147,680
5,200	Trust pays 5.26%, Trust receives 3-month LIBOR, expires 3/02/16	305,760
5,300	Trust pays 3-month LIBOR, Trust receives 5.50%, expires 12/11/15	235,850
5,300	Trust pays 5.50%, Trust receives 3-month LIBOR, expires 12/11/15	380,010

	Total Outstanding Options Purchased (cost $1,172,060)	1,069,300

	Total Investments before borrowed bond and outstanding options written—100.7% (cost $374,718,9589)	364,635,493

Principal Amount (000)

BORROWED BOND—1.0%
3,782	[10]	U.S. Treasury Bonds, 5.375%, 5/04/06 (cost $3,781,731)	3,781,731

Contracts/ Notional Amount (000)

	OUTSTANDING OPTIONS WRITTEN—(0.7)%
	Interest Rate Swaps,
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(297,595)
(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(92,061)
(13,300)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(934,857)
(13,300)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(60,648)
(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(419,750)
(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(518,650)
(74)	U.S. Treasury Notes Future, expiring 5/26/06	(56,078)
(64)	U.S. Treasury Notes Future, expiring 8/25/06	(43,500)

	Total Outstanding Options Written (premium received $2,748,069)	(2,423,139)

	Total Investments net of borrowed bond and outstanding options written—101.0%	$365,994,085
	Liabilities in excess of other assets—(1.0)%	(3,712,678)

	Net Assets—100%	$362,281,407

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Variable rate security. Rate shown is interest rate as of April 30, 2006.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 9.2% of its net assets, with a current market value of $33,449,198, in securities restricted as to resale.

[5]

Security, or a portion thereof, pledged as collateral with a value of $1,764,818 on 1,711 long U.S. Treasury Bond futures contracts expiring June 2006 to September 2006, 70 short Eurodollar futures contracts expiring June 2006 to September 2006 and 898 short U.S. Treasury Note futures contracts expiring September 2006. The notional value of such contracts on April 30, 2006 was $72,193,350, with an unrealized gain of $697,757.

[6]	Issuer is in default and/or bankruptcy.
[7]	Illiquid security. As of April 30, 2006, the Trust held 0.9% of its net assets, with a current market value of $3,254,801 in these securities.
[8]	Rate shown is the yield to maturity as of April 30, 2006.
[9]

Cost for Federal income tax purposes is $376,278,421. The net unrealized depreciation on a tax basis is $11,642,928, consisting of $1,835,307 gross unrealized appreciation and $13,478,235 gross unrealized depreciation.

[10]

The interest rate and maturity date shown represent the terms of the bond borrowed transaction, not the security borrowed (see Note 1).

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
EUR – European Monetary Unit TBA – To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock High Yield Trust (BHY)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—137.2%
			Corporate Bonds—133.1%
			Aerospace & Defense—6.4%
			AAR Corp.,
BB-	$435		6.875%, 12/15/07	$436,631
NR	350		Ser. A2, 8.39%, 5/15/11	353,500
B	375		Argo-Tech Corp., 9.25%, 6/01/11	395,625
B+	125		Armor Holdings, Inc., 8.25%, 8/15/13	133,437
			BE Aerospace, Inc.,
BB-	735		8.50%, 10/01/10	783,694
B	65		8.875%, 5/01/11	67,844
NR	1,500	[2]	Condor Systems, Inc., 11.875%, 5/01/09	—
B-	745		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	778,525
B	100		DRS Technologies, Inc., 7.625%, 2/01/18	102,000
			Sequa Corp.,
BB	40		9.00%, 8/01/09	43,000
BB	19		Ser. B, 8.875%, 4/01/08	19,855

			Total Aerospace & Defense	3,114,111

			Automotive—3.6%
BB+	65		ArvinMeritor, Inc., 8.75%, 3/01/12	66,463
			Autonation, Inc.,
BB+	90	[3]	7.00%, 4/15/14	90,450
BB+	80	[3,4]	7.045%, 4/15/13	81,400
			Avis Budget Car Rental LLC,
BB-	20	[3,4]	7.576%, 5/15/14	20,575
BB-	20	[3]	7.75%, 5/15/16	20,400
Caa2	150	[4]	Delco Remy Intl., Inc., 9.068%, 4/15/09	143,250
CCC	50		Dura Operating Corp., 8.625%, 4/15/12	42,500
BB	60		General Motors Acceptance Corp., 6.875%, 9/15/11	56,244
B	390		General Motors Corp., 8.25%, 7/15/23	282,750
B-	10		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	9,850
B+	105		Lear Corp., 8.11%, 5/15/09	103,162
CCC+	455		Metaldyne Corp., 10.00%, 11/01/13	439,075
CCC+	300		Stanadyne Corp., 10.00%, 8/15/14	276,000
B	95		Tenneco, Inc., 8.625%, 11/15/14	96,187

			Total Automotive	1,728,306

			Basic Materials—15.2%
B+	60		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	60,600
B+	165		AK Steel Corp., 7.75%, 6/15/12	167,063
B-	205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	224,987
BB-	150		Arch Western Finance LLC, 6.75%, 7/01/13	148,500
B	70	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.577%, 7/15/10	71,575
BB-	130	[4]	Bowater, Inc., 7.91%, 3/15/10	131,300
NR	600		Caraustar Industries, Inc., 9.875%, 4/01/11	631,500
BB-	175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	166,688
B+	170		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	159,375
BB-	305		Century Alum Co., 7.50%, 8/15/14	316,437
BB+	50		Chemtura Corp., 6.875%, 6/01/16	49,875
			Domtar, Inc.,
B+	40		7.125%, 8/15/15 (Canada)	36,300
B+	180		7.875%, 10/15/11 (Canada)	174,600
B+	90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	90,788
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	50		8.75%, 2/15/09	52,250
BB-	115		10.125%, 9/01/08	123,338
BB-	100		10.625%, 5/01/11	108,750

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
			Huntsman LLC,
B2	$95		11.50%, 7/15/12	$108,775
Ba3	365		11.625%, 10/15/10	411,537
B2	175	[4]	12.318%, 7/15/11	183,312
BB	35		IMC Global, Inc., 10.875%, 6/01/08	37,713
B-	310	[3]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	293,337
CCC+	645		Innophos, Inc., 8.875%, 8/15/14	664,350
Baa3	325		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	351,812
BBB+	366		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	410,835
			Lyondell Chemical Co.,
BB+	260		10.50%, 6/01/13	291,200
BB+	230		Ser. A, 9.625%, 5/01/07	237,475
B-	340		Nalco Co., 8.875%, 11/15/13	351,050
B3	375		NewPage Corp., 10.00%, 5/01/12	402,187
BB+	400	[4]	Nova Chemicals Corp., 8.405%, 11/15/13 (Canada)	402,500
NR	2,000	[2]	Republic Technologies Intl. LLC, 13.75%, 7/15/09	—
			Rhodia SA,
CCC+	169		8.875%, 6/01/11 (France)	175,338
B3	153		10.25%, 6/01/10 (France)	170,978
B-	50		Rockwood Specialties Group, Inc., 7.50%, 11/15/14	49,875
BB	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	122,500

			Total Basic Materials	7,378,700

			Building & Development—5.1%
B-	250		Ahern Rentals, Inc., 9.25%, 8/15/13	260,625
B+	40	[4]	Ainsworth Lumber Co. Ltd., 8.71%, 10/01/10 (Canada)	40,400
B2	150	[3]	Compression Polymers Corp., 10.50%, 7/01/13	153,750
B-	575		ERICO Intl. Corp., 8.875%, 3/01/12	592,250
			Goodman Global Holding Co., Inc.,
B2	45	[4]	7.491%, 6/15/12	45,844
B-	310		7.875%, 12/15/12	310,775
BB+	250		K Hovnanian Enterprises, Inc., 6.25%, 1/15/15	229,688
			North American Energy Partners, Inc.,
Caa1	335		8.75%, 12/01/11 (Canada)	327,462
B	375		9.00%, 6/01/10 (Canada)	397,500
Ba3	125		WCI Communities, Inc., 7.875%, 10/01/13	118,906

			Total Building & Development	2,477,200

			Business Equipment & Services—0.1%
BB+	60		Xerox Corp., 6.875%, 8/15/11	61,125

			Consumer Products—6.9%
B3	50		ALH Finance LLC, 8.50%, 1/15/13	49,000
B	175		B&G Foods, Inc., 8.00%, 10/01/11	179,156
			Cenveo Corp.,
B-	150		7.875%, 12/01/13	146,250
B+	200		9.625%, 3/15/12	214,000
B-	265		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	232,537
B	294		Gold Kist, Inc., 10.25%, 3/15/14	310,170
B-	380	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	363,850
B-	500		Lazydays RV Center, Inc., 11.75%, 5/15/12	500,625
B	50	[4]	Levi Strauss & Co., 9.74%, 4/01/12	52,125
CCC-	380		Merisant Co., 9.50%, 7/15/13	251,750
CCC-	120		Movie Gallery, Inc., 11.00%, 5/01/12	63,000
C	1,200	[5]	Nebco Evans Holding Co., 12.375%, 7/15/07	—
B2	95	[3]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	100,938
B3	30	[3,4]	Nutro Products, Inc., 9.23%, 10/15/13	30,600
B	265		Pantry, Inc., 7.75%, 2/15/14	268,975
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	96,500
B-	435	[3]	Rite Aid Corp., 6.125%, 12/15/08	427,387
BB	75		Smithfield Foods, Inc., 7.00%, 8/01/11	74,063

			Total Consumer Products	3,360,926

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Containers & Packaging—3.7%
B3	$150	[3]	Covalence Specialty Materials Corp., 10.25%, 3/01/16	$155,250
B1	160	[3]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	163,600
B	540		Crown Cork & Seal, Inc., 8.00%, 4/15/23	522,450
B	115		Crown European Holdings SA, 7.375%, 12/15/26	106,663
CCC+	150		Graham Packaging Co., Inc., 8.50%, 10/15/12	153,375
B-	85	[3]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	86,700
CCC+	240	[3]	Pregis Corp., 12.375%, 10/15/13	251,700
B+	350		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	359,625

			Total Containers & Packaging	1,799,363

			Ecological Services & Equipment—0.8%
			Allied Waste NA, Inc.,
BB-	115		Ser. B, 5.75%, 2/15/11	109,825
BB-	80		Ser. B, 8.50%, 12/01/08	84,200
CCC	185		Waste Services, Inc., 9.50%, 4/15/14	191,938

			Total Ecological Services & Equipment	385,963

			Energy—24.2%
B+	137		AES Red Oak LLC, 8.54%, 11/30/19	147,918
B	195		ANR Pipeline Co., 9.625%, 11/01/21	233,756
B2	115		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	119,025
Ba1	228		CE Generation LLC, 7.416%, 12/15/18	234,724
B	100	[3]	Chaparral Energy, Inc., 8.50%, 12/01/15	103,000
			Chesapeake Energy Corp.,
BB	55		6.50%, 8/15/17	52,938
BB	20	[3]	6.875%, 11/15/20	19,700
BB	250		7.00%, 8/15/14	251,875
B-	200		Clayton Williams Energy, Inc., 7.75%, 8/01/13	188,500
			CMS Energy Corp.,
BB-	10		7.50%, 1/15/09	10,275
BB-	45		8.50%, 4/15/11	48,263
BB-	10		9.875%, 10/15/07	10,588
B	40	[3]	Colorado Interstate Gas Co., 6.80%, 11/15/15	40,450
			Compagnie Generale de Geophysique SA,
BB-	90		7.50%, 5/15/15 (France)	92,925
BB-	50	[3]	7.50%, 5/15/15 (France)	51,750
			Compton Petroleum Finance Corp.,
B	150		7.625%, 12/01/13	148,687
B	175	[3]	7.625%, 12/01/13 (Canada)	173,469
B	100	[3]	Copano Energy LLC, 8.125%, 3/01/16	102,500
B2	60		Dresser, Inc., 9.375%, 4/15/11	62,925
B	435		Dynegy Danskammer LLC, 7.27%, 11/08/10	443,700
			El Paso Corp.,
B-	60	[3]	7.75%, 6/15/10	61,500
B-	250	[3]	9.625%, 5/15/12	276,250
B-	215	[3]	10.75%, 10/01/10	240,262
B	65		El Paso Natural Gas Co., 7.625%, 8/01/10	67,113
Ba2	770		Elwood Energy LLC, 8.159%, 7/05/26	812,172
B-	275		Exco Resources, Inc., 7.25%, 1/15/11	271,562
B1	200		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	201,500
BB-	65		Frontier Oil Corp., 6.625%, 10/01/11	64,594
BB	50		Grant Prideco, Inc., 6.125%, 8/15/15	48,000
B	195		Hanover Compressor Co., 8.625%, 12/15/10	203,287
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	115	[3]	7.75%, 11/01/15	113,275
B	170	[3]	10.50%, 9/01/10	185,300
BBB-	98		Homer City Funding LLC, 8.734%, 10/01/26	111,370
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,800
B-	400		KCS Energy, Inc., 7.125%, 4/01/12	403,000
			Midwest Generation LLC,
B+	228		8.56%, 1/02/16	244,601
Ba3	95		8.75%, 5/01/34	102,600

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			Mirant Americas Generation LLC,
B	$215		8.30%, 5/01/11	$221,987
B	135		8.50%, 10/01/21	136,013
B	325		9.125%, 5/01/31	341,250
B2	685		Mission Energy Holdings Co., 13.50%, 7/15/08	779,187
			Newfield Exploration Co.,
BB-	30		6.625%, 9/01/14	29,663
BB-	20		8.375%, 8/15/12	21,475
			NRG Energy, Inc.,
B1	130		7.25%, 2/01/14	130,650
B1	465		7.375%, 2/01/16	468,487
B-	50	[3]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	52,625
B-	380		Orion Power Holdings, Inc., 12.00%, 5/01/10	431,775
BB-	70		Plains Exploration & Production Co., 7.125%, 6/15/14	71,225
B+	100		Pogo Producing Co., 6.875%, 10/01/17	97,500
Ba2	210		Pride Intl., Inc., 7.375%, 7/15/14	217,875
B	185		Range Resources Corp., 7.375%, 7/15/13	188,700
			Reliant Energy, Inc.,
BB-	390		6.75%, 12/15/14	354,900
BB-	180		9.25%, 7/15/10	183,150
Ba2	40		Sithe Independence Funding, 9.00%, 12/30/13	43,139
B-	200	[3]	Targa Resources, Inc., 8.50%, 11/01/13	203,000
B	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	178,000
			Transcontinental Gas Pipe Line Corp.,
BBB-	65		7.25%, 12/01/26	66,625
BBB-	400		Ser. B, 8.875%, 7/15/12	451,500
BBB-	130		TXU Corp., 6.55%, 11/15/34	117,211
B3	75	[3]	Verasun Energy Corp., 9.875%, 12/15/12	79,875
			Whiting Petroleum Corp.,
B2	140		7.00%, 2/01/14	138,600
B2	250		7.25%, 5/01/13	250,000
			Williams Cos., Inc.,
BB+	355		7.625%, 7/15/19	374,525
BB+	125		8.75%, 3/15/32	143,750

			Total Energy	11,720,841

			Entertainment & Leisure—5.0%
B3	150	[3]	AMC Entertainment, Inc., 11.00%, 2/01/16	160,500
B-	75	[3]	French Lick Resorts & Casino LLC, 10.75%, 4/15/14	73,875
			Gaylord Entertainment Co.,
B-	280		6.75%, 11/15/14	268,100
B-	40		8.00%, 11/15/13	41,050
B3	210	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	219,975
			MGM Mirage,
BB	270		6.00%, 10/01/09	265,950
BB	60		6.75%, 9/01/12	59,400
B	305		Poster Financial Group, Inc., 8.75%, 12/01/11	321,775
B-	185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	184,538
B+	60	[3]	San Pasqual Casino, 8.00%, 9/15/13	60,600
BB-	140		Seneca Gaming Corp., 7.25%, 5/01/12	140,000
Ba3	100	[3]	Station Casinos, Inc., 6.625%, 3/15/18	95,000
B	435		Virgin River Casino, 9.00%, 1/15/12	441,525
B+	70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	67,900

			Total Entertainment & Leisure	2,400,188

			Financial Institutions—17.5%
B+	186		AES Ironwood LLC, 8.857%, 11/30/25	206,237
BB	185		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	184,075
B	303		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	333,300
Ba2	1,000	[3]	Capital Guardian High Yield CBO Ltd., 11.45%, 5/24/13 (Cayman Islands)	1,003,200
BB	340		Crum & Forster Holdings Corp., 10.375%, 6/15/13	353,600
B	30		Crystal US Holdings 3 LLC/Crystal US Sub. 3 Corp., 10.50%, 10/01/14	23,550

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
			E*Trade Financial Corp.,
B+	$90		7.375%, 9/15/13	$91,575
B+	70		7.875%, 12/01/15	74,025
			Fairfax Financial Holdings Ltd.,
BB	50		6.875%, 4/15/08 (Canada)	48,750
BB	383		7.75%, 4/26/12 (Canada)	363,850
BB	50		8.30%, 4/15/26 (Canada)	44,000
Ba3	2,500	[3]	First Dominion Funding II, 11.614%, 4/25/14 (Cayman Islands)	2,371,500
			Ford Motor Credit Co.,
BB	35		5.70%, 1/15/10	30,665
BB	175		7.25%, 10/25/11	156,878
BB	310		General Motors Acceptance Corp., 6.875%, 8/28/12	286,781
B-	400		K&F Acquisition, Inc., 7.75%, 11/15/14	409,000
B2	625	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	618,750
			Rainbow National Services LLC,
B+	310	[3]	8.75%, 9/01/12	330,925
B+	490	[3]	10.375%, 9/01/14	550,025
Caa1	650		Standard Aero Holdings, Inc., 8.25%, 9/01/14	575,250
B-	30	[4]	Universal City Florida Holding Co. I/II, 9.899%, 5/01/10	31,125
Aa3	70		Western Financial Bank, 9.625%, 5/15/12	77,700
C	2,676	[3]	Zais Investment Grade Ltd., 9.95%, 9/23/14 (Cayman Islands)	316,882

			Total Financial Institutions	8,481,643

			Health Care—3.2%
B	280	[3]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	281,400
			Coventry Health Care, Inc.,
BBB-	80		5.875%, 1/15/12	78,400
BBB-	80		6.125%, 1/15/15	78,200
NR	50	[2]	Curative Health Services, Inc., 10.75%, 5/01/11	31,250
BB+	150		HCA, Inc., 5.50%, 12/01/09	146,051
CCC	35		MedQuest, Inc., 11.875%, 8/15/12	29,225
B-	135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	141,413
B3	110		Select Medical Corp., 7.625%, 2/01/15	100,375
B	195		Tenet Healthcare Corp., 6.875%, 11/15/31	160,388
B-	505		Universal Hospital Services, Inc., 10.125%, 11/01/11	525,831

			Total Health Care	1,572,533

			Industrials—6.1%
B	368		Blount, Inc., 8.875%, 8/01/12	382,720
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	204,750
B+	163		JLG Industries, Inc., 8.375%, 6/15/12	171,965
B-	370		NationsRent Cos., Inc., 9.50%, 5/01/15	400,525
CCC+	210		Park-Ohio Industries, Inc., 8.375%, 11/15/14	198,450
BB-	250		Rent-A-Center, Inc., 7.50%, 5/01/10	248,125
B3	450	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	477,000
B	55		Terex Corp., 7.375%, 1/15/14	55,825
CCC+	210		Trimas Corp., 9.875%, 6/15/12	198,450
			United Rentals NA, Inc.,
Caa1	515		7.00%, 2/15/14	495,687
Caa1	130		7.75%, 11/15/13	130,650

			Total Industrials	2,964,147

			Media—12.4%
			Affinion Group, Inc.,
B-	175	[3]	10.125%, 10/15/13	180,906
B-	160	[3]	11.50%, 10/15/15	164,000
B-	265		Allbritton Communications Co., 7.75%, 12/15/12	266,325
CCC	170		American Media Operations, Inc., 10.25%, 5/01/09	160,438
B+	175	[4]	Cablevision Systems Corp., 9.62%, 4/01/09	185,500
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
Caa1	605		10.25%, 9/15/10	612,562
Caa1	60	[3]	10.25%, 9/15/10	60,225

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Media—(cont’d)
			CSC Holdings, Inc.,
BB-	$425	[3]	7.25%, 4/15/12	$423,937
BB-	150		7.875%, 12/15/07	153,000
BB-	45		Ser. B, 7.625%, 4/01/11	45,675
BB	55		DirecTV Holdings LLC, 6.375%, 6/15/15	53,763
			Echostar DBS Corp.,
BB-	85		6.375%, 10/01/11	82,875
BB-	260	[3]	7.125%, 2/01/16	253,500
BB-	60	[4]	8.24%, 10/01/08	61,200
B2	90		Fisher Communications, Inc., 8.625%, 9/15/14	94,500
B	325		General Cable Corp., 9.50%, 11/15/10	350,187
B+	165		Medianews Group, Inc., 6.875%, 10/01/13	150,150
B2	100	[3]	Network Communications, Inc., 10.75%, 12/01/13	102,750
B3	240		Nexstar Finance, Inc., 7.00%, 1/15/14	225,600
B2	125	[3,4]	Paxson Communications Corp., 8.318%, 1/15/12	128,281
			Primedia, Inc.,
B2	105		8.00%, 5/15/13	95,813
B2	75		8.875%, 5/15/11	72,563
B2	275	[4]	10.545%, 5/15/10	281,875
BB-	150	[3]	Quebecor World, Inc., 8.75%, 3/15/16 (Canada)	145,482
B	615	[3]	RH Donnelley Corp., 8.875%, 1/15/16	632,681
BB+	165		Scholastic Corp., 5.00%, 4/15/13	142,100
CCC+	75	[3]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	74,250
			Vertis, Inc.,
B3	280		9.75%, 4/01/09	285,600
CCC	145		10.875%, 6/15/09	139,200
Caa2	400		Young Broadcasting, Inc., 10.00%, 3/01/11	367,000

			Total Media	5,991,938

			Real Estate—0.6%
BB	300		American Real Estate Partners, 8.125%, 6/01/12	309,750

			Technology—7.6%
CCC+	170		Amkor Technology, Inc., 9.25%, 2/15/08	179,350
B+	350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	350,000
BB+	60		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	59,400
BBB-	100	[4]	Freescale Semiconductor, Inc., 7.818%, 7/15/09	102,000
B+	60	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	66,225
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., (Luxembourg)
Ba3	85		6.875%, 12/15/11	81,175
B2	110		8.00%, 12/15/14	102,300
Ba3	465	[4]	8.16%, 12/15/11	467,325
B2	110	[3]	Sensata Technologies BV, 8.00%, 5/01/14	111,100
CCC+	210	[3]	SS&C Technologies, Inc., 11.75%, 12/01/13	224,175
			STATS ChipPAC Ltd.,
BB	215		6.75%, 11/15/11 (Singapore)	210,163
BB	220		7.50%, 7/19/10 (Singapore)	222,750
			Sungard Data Systems, Inc.,
B-	95	[3]	9.125%, 8/15/13	101,650
B-	230	[3,4]	9.431%, 8/15/13	244,950
B-	445	[3]	10.25%, 8/15/15	476,150
B	395		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	397,962
B-	275		UGS Corp., 10.00%, 6/01/12	301,125

			Total Technology	3,697,800

			Telecommunications—11.8%
NR	1	[2]	Adelphia Business Solutions, 12.875%, 10/15/07	—
NR	2,000	[2]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	95,000
A	182		AT&T Corp., 7.30%, 11/15/11	196,559
B3	455		Centennial Communications Corp., 8.125%, 2/01/14	468,650
BB-	405		Cincinnati Bell, Inc., 7.25%, 7/15/13	413,100
BB-	260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	275,600

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
B3	$100	[3]	Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	$103,000
			Intelsat Ltd.,
Caa1	60		6.50%, 11/01/13	47,100
B2	55		8.25%, 1/15/13 (Bermuda)	56,100
B2	245		8.625%, 1/15/15 (Bermuda)	255,106
B2	345	[4]	9.614%, 1/15/12 (Bermuda)	351,037
			Lucent Technologies, Inc.,
B1	135		6.45%, 3/15/29	119,475
B1	387		6.50%, 1/15/28	339,593
B+	445	[3]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16	462,800
B2	205		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	191,419
			PanAmSat Corp.,
Ba3	210		6.875%, 1/15/28	189,000
B1	270		9.00%, 8/15/14	284,175
NR	600	[2]	PF Net Communications, Inc., 13.75%, 5/15/10	60
			Qwest Corp.,
BB+	600		7.875%, 9/01/11	628,500
BB+	230	[4]	8.16%, 6/15/13	250,700
BB+	125		8.875%, 3/15/12	137,188
			Rogers Wireless, Inc., (Canada)
BB+	35		7.25%, 12/15/12	36,138
BB-	395		8.00%, 12/15/12	414,256
B+	375	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	411,562

			Total Telecommunications	5,726,118

			Transportation—2.9%
Ba3	140		American Airlines, Inc., 7.324%, 4/15/11	135,800
B	270		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	274,725
BB-	75	[3]	Hertz Corp., 8.875%, 1/01/14	79,781
B3	430		Horizon Lines LLC, 9.00%, 11/01/12	447,737
B+	140		OMI Corp., 7.625%, 12/01/13	143,850
BB+	350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	347,813

			Total Transportation	1,429,706

			Total Corporate Bonds	64,600,358

			Bank Loans—3.6%
			Consumer Products—1.0%
			Dunkin Brands, Inc.,
	139		LIBOR + 5.60%, 3/01/07	139,099
	351		LIBOR + 4.30%, 3/01/07	349,626

			Total Consumer Products	488,725

			Financial Institutions—2.6%
			Navistar Financial Corp.,
	130		LIBOR + 4.75%, 2/28/09	130,506
	787		LIBOR + 5.00%, 2/28/09	789,681
	327		NTL, Inc., LIBOR, 3/23/11	326,633

			Total Financial Institutions	1,246,820

			Total Bank Loans	1,735,545

	Shares

			Common Stocks—0.5%
			Comsumer Products—0.0%
	14,992	[5]	Mattress Discounters Corp.	—

			Technology—0.5%
	68,358		Globix Corp.	231,050

			Total Common Stocks	231,050

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Units (000)		Description	Value

		Warrants—0.0%
1	[3,5,6,7]	Mattress Discounters Corp., expires 7/15/07, strike price $0.01, 4.85 shares of 1 warrant	$—
54	[6,7]	Neon Communications, Inc., expires 12/02/12	1
1	[3,6,7]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—

		Total Warrants	1

		Total Long-Term Investments (cost $75,713,3869)	66,566,954

Principal Amount (000)

		SHORT-TERM INVESTMENT—1.6%
		U.S. Government and Agency Zero Coupon Bond—1.6%
$800	[8]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06 (cost $800,000)	800,000

		Total Investments—138.8% (cost $76,513,3869)	$67,366,954
		Liabilities in excess of other assets—(38.8)%	(18,847,047)

		Net Assets—100%	$48,519,907

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Issuer is in default and/or bankruptcy.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 31.0% of its net assets, with a current market value of $15,021,505, in securities restricted as to resale.

[4]	Variable rate security. Rate shown is interest rate as of April 30, 2006.
[5]	Security is fair valued.
[6]	Non-income producing security.
[7]	Illiquid security. As of April 30, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $1 in these securities.
[8]	Rate shown is the yield to maturity as of April 30, 2006.
[9]

Cost for Federal income tax purposes is $76,541,156. The net unrealized depreciation on a tax basis is $9,174,202, consisting of $1,191,253 gross unrealized appreciation and $10,365,455 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Income Opportunity Trust (BNA)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—109.0%
			Mortgage Pass-Through Securities—11.0%
			Federal Home Loan Mortgage Corp.,
	$1,106	[2]	4.359%, 1/01/35	$1,094,838
	2,039	[2]	5.152%, 1/01/35	1,988,766
			Federal National Mortgage Assoc.,
	432	[3]	5.50%, 12/01/13-12/01/32	422,110
	36,745		5.50%, 5/18/35	36,008,454
	966		6.00%, 3/01/16-7/01/35	980,667
	187		7.00%, 2/01/24-10/01/28	191,804
	200		TBA, 6.00%, 5/01/36	199,062
	114		Government National Mortgage Assoc., 4/15/24-11/15/25	121,988

			Total Mortgage Pass-Through Securities	41,007,689

			Federal Housing Administration Securities—1.2%
			General Motors Acceptance Corp. Projects,
	347		Ser. 37, 7.43%, 5/01/22	346,626
	198		Ser. 44, 7.43%, 8/01/22	197,358
			Merrill Projects,
	155		Ser. 29, 7.43%, 10/01/20	154,921
	52		Ser. 42, 7.43%, 9/01/22	52,347
	1,827		Reilly Project, 7.40%, 4/01/21	1,823,416
	1,836		Westmore Project, 7.25%, 4/01/21	1,823,301

			Total Federal Housing Administration Securities	4,397,969

			Agency Multiple Class Mortgage Pass-Through Securities—9.6%
			Federal Home Loan Mortgage Corp.,
	3,572		Ser. 82, Class HJ, 5.50%, 9/25/32	3,524,451
	6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,586,568
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,283,470
	3,744		Ser. 2922, Class GA, 5.50%, 5/15/34	3,687,363
	2,057		Ser. 2927, Class BA, 5.50%, 10/15/33	2,030,112
	2,018		Ser. 2933 Class HD, 5.50%, 2/15/35	1,997,094
	1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,701,844
			Federal National Mortgage Assoc.,
	3,687		Ser. 5, Class PK, 5.00%, 12/25/34	3,597,355
	2,278		Ser. 27, Class PC, 5.50%, 5/25/34	2,240,430
	1,855	[2]	Ser. 118, Class FD, 5.359%, 12/25/33	1,865,828
	6,500		TBA, 5.50%, 5/01/21	6,449,222
	1,751		Government National Mortgage Assoc., 6.00%, 6/20/15	1,767,742

			Total Agency Multiple Class Mortgage Pass-Through Securities	35,731,479

			Non-Agency Multiple Class Mortgage Pass-Through Securities—2.4%
AAA	8,544		Residential Funding Securities Corp., 8.50%, 5/25/33	9,042,261
AAA	11	[2,4]	Summit Mortgage Trust, 6.241%, 12/28/12	10,531

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	9,052,792

			Inverse Floating Rate Mortgage Securities—0.7%
			Federal Home Loan Mortgage Corp.,
	9	[2]	Ser. 1043, Class H, 21.938%, 2/15/21	10,211
	749	[2]	Ser. 1611, Class JC, 10.00%, 8/15/23	767,474
			Federal National Mortgage Assoc.,
	1,808	[2]	Ser. 23, Class PS, 8.863%, 4/25/23	1,821,249
	—	[2]	Ser. 46, Class S, 1,381.156%, 5/25/21	1,979
	—	[2]	Ser. 49, Class S, 518.05%, 12/25/21	1,569
	75	[2]	Ser. 87, Class S, 13.515%, 8/25/21	89,439
	—	[2]	Ser. 145, Class S, 18.659%, 10/25/06	139

			Total Inverse Floating Rate Mortgage Securities	2,692,060

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Asset-Backed Securities—9.7%
AAA	$3,025		Capital Auto Receivables Asset Trust, 5.03%, 10/15/09	$3,009,403
AAA	3,125		Citibank Credit Card Issuance Trust, 4.85%, 2/10/11	3,094,150
			Countrywide Asset-Backed Certificates,
AAA	2,818	[2]	Ser. 15, Class 2AV1, 5.059%, 4/25/36	2,818,775
AAA	2,956	[2]	Ser. 16, Class 4AV1, 5.059%, 1/25/35	2,957,068
AAA	3,150		DaimlerChrysler Auto Trust, 5.00%, 5/08/10	3,137,101
AAA	3,400		Ford Credit Auto Owner Trust, 5.05%, 11/15/09	3,388,514
AAA	3,075		MBNA Credit Card Master Note Trust, 4.90%, 7/15/11	3,050,546
AAA	2,414	[2]	Merrill Lynch Mortgage Investors, Inc., 5.069%, 9/25/36	2,415,206
AAA	2,884	[2]	New Century Home Equity Loan Trust, 5.039%, 1/25/36	2,885,158
			SLM Student Loan Trust,
AAA	886	[2]	Ser. 9, Class A2, 5.12%, 10/25/12	885,682
AAA	2,508	[2]	Ser. 10, Class A1, 5.07%, 4/25/12	2,506,992
AAA	2,924	[2]	Structured Asset Investment Loan Trust, 5.039%, 1/25/36	2,926,484
AAA	3,075		USAA Auto Owner Trust, 5.01%, 9/15/10	3,061,598

			Total Asset-Backed Securities	36,136,677

			Interest Only Asset-Backed Securities—1.2%
AAA	1,238	[2,4]	Morgan Stanley Capital Trust I, 1.756%, 6/15/17	9,547
			Sterling Coofs Trust,
NR	28,253		Ser. 1, 2.362%, 4/15/29	1,977,731
NR	32,945		Ser. 2, 1.00%, 3/30/30	2,306,150

			Total Interest Only Asset-Backed Securities	4,293,428

			Interest Only Mortgage-Backed Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	42
	—	[2]	Ser. 192, Class U, 1,009.033%, 2/15/22	5
	—		Ser. 200, Class R, 98,500.338%, 12/15/22	190
	—	[2]	Ser. 1054, Class I, 435.32%, 3/15/21	171
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,139
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	2,311
	—	[2]	Ser. 1148, Class E, 592.552%, 10/15/21	527
	—		Ser. 1179, Class O, 1,009.389%, 11/15/21	135
	—		Ser. 1221, Class H, 1,006.50%, 3/15/07	40
	224		Ser. 1254, Class Z, 8.50%, 4/15/22	371
	427		Ser. 1831, Class PG, 6.50%, 3/15/11	37,976
	7,231		Ser. 2611, Class QI, 5.50%, 9/15/32	1,331,487
			Federal National Mortgage Assoc.,
	109		Ser. 5, Class H, 9.00%, 1/25/22	19,198
	8		Ser. 7, Class 2, 8.50%, 4/01/17	1,562
	23	[2]	Ser. 7, Class S, 584.13%, 3/25/21	2,740
	1	[2]	Ser. 10, Class S, 565.227%, 5/25/21	7,496
	1	[2]	Ser. 12, Class S, 597.224%, 5/25/21	6,263
	—	[2]	Ser. 17, Class S, 570.485%, 6/25/21	3,720
	—		Ser. 33, Class PV, 1,078.42%, 10/25/21	12,487
	—		Ser. 38, Class N, 1,008.50%, 4/25/21	396
	4		Ser. 46, Class H, 1,042.50%, 12/25/09	66,638
	475	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	14,401
	—		Ser. 84, Class H, 1,100.633%, 8/25/06	1
	13		Ser. 89, Class 2, 8.00%, 6/01/18	2,747
	32,031	[2]	Ser. 90, Class JH, 1.741%, 11/25/34	1,410,164
	4		Ser. 94, Class 2, 9.50%, 8/01/21	1,033
	—		Ser. 99, Class L, 930.00%, 8/25/21	2,783
	3		Ser. 123, Class M, 1,009.50%, 10/25/20	471
	—	[2]	Ser. 136, Class S, 15.12%, 11/25/20	23,056
	—		Ser. 139, Class PT, 648.35%, 10/25/21	3,551
	5	[2]	Ser. 141, Class SA, 15.125%, 8/25/07	337
	5,729	[2,4]	Goldman Sachs Mortgage Securities Corp., 0.999%, 2/19/25	121,316
AAA	3,044	[2]	Salomon Brothers Mortgage Securities VII, 0.413%, 3/25/22	1,079

			Total Interest Only Mortgage-Backed Securities	3,075,833

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Principal Only Mortgage-Backed Securities—0.1%
	$122	[3,5]	Federal Home Loan Mortgage Corp., Zero Coupon, 2/15/24	$108,061
			Federal National Mortgage Assoc.,
	72	[5]	Ser. 51, Class E, 8.00%, 2/25/23	55,783
	15	[5]	Ser. 70, Class A, 7.00%, 5/25/23	13,510
	32	[5]	Ser. 167, Class D, 8.50%, 10/25/17	30,576
	28	[5]	Ser. 203, Class 1, 8.00%, 2/01/23	23,069
	18	[5]	Ser. 228, Class 1, 7.00%, 5/01/23	14,511

			Total Principal Only Mortgage-Backed Securities	245,510

			Commercial Mortgage-Backed Securities—4.4%
AAA	2,320		Bear Stearns Commercial Mortgage Services, 4.945%, 2/11/41	2,235,900
AAA	2,970		Credit Suisse First Boston Mortgage Securities Corp., 4.94%, 12/15/35	2,861,454
AAA	2,090		First Union National Bank Commercial Mortgage Trust, 7.202%, 10/15/32	2,207,709
AAA	2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	2,346,609
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,011,989
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,261,743
AAA	2,530	[2]	LB-UBS Commercial Mortgage Trust, 5.155%, 6/15/29	2,478,213

			Total Commercial Mortgage-Backed Securities	16,403,617

			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	—		Ser. 40, Class R, 580.50%, 4/01/18	229
AAA	—		Ser. 42, Class R, 6,000.00%, 10/01/14	4,306
			Federal Home Loan Mortgage Corp.,
	—		Ser. 19, Class R, 9,757.349%, 3/15/20	1,069
	—		Ser. 75, Class R, 9.50%, 1/15/21	3
	—		Ser. 75, Class RS, 16.26%, 1/15/21	3
	—		Ser. 173, Class R, 9.00%, 11/15/21	13
	—		Ser. 173, Class RS, 9.086%, 11/15/21	14
NR	6		Painewebber CMO Trust, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residual Securities	5,637

			Collateralized Mortgage Obligation Securities—3.8%
AAA	2,620		DLJ Commercial Mortgage Corp., 7.18%, 11/10/33	2,765,410
			Federal Home Loan Mortgage Corp.,
	397		Ser. 2582, Class TB, 3.50%, 10/15/21	395,782
	3,409		Ser. 2806, Class VC, 6.00%, 12/15/19	3,395,696
AA	2,630		First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35	2,800,649
AAA	2,310		GE Capital Commercial Mortgage Corp., 6.269%, 12/10/35	2,368,997
AAA	2,580		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., 4.93%, 7/10/39	2,482,848

			Total Collateralized Mortgage Obligation Securities	14,209,382

			Corporate Bonds—49.1%
			Aerospace & Defense—1.9%
B+	100		Armor Holdings, Inc., 8.25%, 8/15/13	106,750
			BE Aerospace, Inc.,
BB-	390		8.50%, 10/01/10	415,837
B	145		8.875%, 5/01/11	151,344
B-	1,630		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,703,350
B	80		DRS Technologies, Inc., 7.625%, 2/01/18	81,600
			Raytheon Co.,
BBB	712		6.15%, 11/01/08	723,993
NR	2,500		7.00%, 5/15/06	2,531,460
BB	100		Sequa Corp., 8.875%, 4/01/08	104,500
A+	1,250		United Technologies Corp., 4.875%, 5/01/15	1,176,756

			Total Aerospace & Defense	6,995,590

			Automotive—0.6%
BB+	40		ArvinMeritor, Inc., 8.75%, 3/01/12	40,900
			Autonation, Inc.,
BB+	170	[4]	7.00%, 4/15/14	170,850
BB+	160	[2,4]	7.045%, 4/15/13	162,800

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Automotive—(cont’d)
			Avis Budget Car Rental LLC,
BB-	$30	[2,4]	7.576%, 5/15/14	$30,863
BB-	75	[4]	7.75%, 5/15/16	76,500
CCC	100		Dura Operating Corp., 8.625%, 4/15/12	85,000
B	770		General Motors Corp., 8.25%, 7/15/23	558,250
B-	35		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	34,475
B+	345		Lear Corp., 8.11%, 5/15/09	338,962
CCC+	520		Metaldyne Corp., 10.00%, 11/01/13	501,800
B	110		Tenneco, Inc., 8.625%, 11/15/14	111,375

			Total Automotive	2,111,775

			Basic Materials—3.4%
B+	70		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	70,700
B+	955		AK Steel Corp., 7.75%, 6/15/12	966,937
B	80	[2,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.577%, 7/15/10	81,800
BB-	90	[2]	Bowater, Inc., 7.91%, 3/15/10	90,900
NR	3,185		Caraustar Industries, Inc., 9.875%, 4/01/11	3,352,212
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,925
B+	80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	72,600
B+	170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	171,488
BB-	300		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	326,250
			Huntsman LLC,
B2	72		11.50%, 7/15/12	82,440
Ba3	230		11.625%, 10/15/10	259,325
B2	235	[2]	12.318%, 7/15/11	246,163
BB	70		IMC Global, Inc., 10.875%, 6/01/08	75,425
B-	750	[4]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	709,687
CCC+	1,150		Innophos, Inc., 8.875%, 8/15/14	1,184,500
BBB+	135		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	151,538
			Lyondell Chemical Co.,
BB+	130		10.50%, 6/01/13	145,600
BB+	1,785		11.125%, 7/15/12	1,981,350
BB+	465		Ser. A, 9.625%, 5/01/07	480,113
B-	60		Nalco Co., 8.875%, 11/15/13	61,950
B3	295		NewPage Corp., 10.00%, 5/01/12	316,388
BB+	490	[2]	Nova Chemicals Corp., 8.405%, 11/15/13 (Canada)	493,062
Ba3	1,000		Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,058,750
			Rhodia SA, (France)
CCC+	204		8.875%, 6/01/11	211,650
B3	26		10.25%, 6/01/10	29,055
BBB	170		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	157,276

			Total Basic Materials	12,807,084

			Building & Development—0.6%
B-	80		Ahern Rentals, Inc., 9.25%, 8/15/13	83,400
B2	230	[4]	Compression Polymers Corp., 10.50%, 7/01/13	235,750
B-	780		ERICO Intl. Corp., 8.875%, 3/01/12	803,400
B-	695		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	696,737
			North American Energy Partners, Inc., (Canada)
Caa1	55		8.75%, 12/01/11	53,763
B	300		9.00%, 6/01/10	318,000

			Total Building & Development	2,191,050

			Consumer Products—2.1%
B3	95		ALH Finance LLC, 8.50%, 1/15/13	93,100
			Cenveo Corp.,
B-	275		7.875%, 12/01/13	268,125
B+	575		9.625%, 3/15/12	615,250
BBB+	560		Federated Department Stores, Inc., 6.79%, 7/15/27	556,760
B-	335		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	293,963
B	90		Gold Kist, Inc., 10.25%, 3/15/14	94,950
B-	855	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	818,662

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Consumer Products—(cont’d)
B-	$380		Lazydays RV Center, Inc., 11.75%, 5/15/12	$380,475
B	470	[2]	Levi Strauss & Co., 9.74%, 4/01/12	489,975
CCC-	150		Movie Gallery, Inc., 11.00%, 5/01/12	78,750
B3	50	[2,4]	Nutro Products, Inc., 9.23%, 10/15/13	51,000
AA-	3,000		Procter & Gamble Co., 6.875%, 9/15/09	3,140,989
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	289,500
B-	790	[4]	Rite Aid Corp., 6.125%, 12/15/08	776,175

			Total Consumer Products	7,947,674

			Containers & Packaging—1.2%
B3	240	[4]	Covalence Specialty Materials Corp., 10.25%, 3/01/16	248,400
B1	150	[4]	Crown Americas LLC & Crown Americas Capital Corp., 7.75%, 11/15/15	153,375
BB-	1,850		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,924,000
B-	85	[4]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	86,700
CCC+	430	[4]	Pregis Corp., 12.375%, 10/15/13	450,963
B+	280		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	287,700
B+	1,240		Stone Container Corp., 9.25%, 2/01/08	1,288,050

			Total Containers & Packaging	4,439,188

			Ecological Services & Equipment—0.9%
BB-	255		Allied Waste NA, Inc., 5.75%, 2/15/11	243,525
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,393,438
CCC	600		Waste Services, Inc., 9.50%, 4/15/14	622,500

			Total Ecological Services & Equipment	3,259,463

			Energy—5.0%
			ANR Pipeline Co.,
B	145		7.375%, 2/15/24	148,988
B	565		9.625%, 11/01/21	677,294
B2	315		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	326,025
B	190	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	195,700
BB	20	[4]	Chesapeake Energy Corp., 6.875%, 11/15/20	19,700
B-	130		Clayton Williams Energy, Inc., 7.75%, 8/01/13	122,525
			CMS Energy Corp.,
BB-	35		7.50%, 1/15/09	35,963
BB-	115		8.50%, 4/15/11	123,338
BB-	30		9.875%, 10/15/07	31,763
BB-	180		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	185,850
			Compton Petroleum Finance Corp.,
B	135		7.625%, 12/01/13	133,819
B	190	[4]	7.625%, 12/01/13 (Canada)	188,337
A1	1,970	[2]	ConocoPhillips Australia Funding Co., 5.128%, 4/09/09	1,969,382
B2	445		Dresser, Inc., 9.375%, 4/15/11	466,694
B	200		Dynegy Danskammer LLC, 7.27%, 11/08/10	204,000
			El Paso Corp.,
B-	120		7.80%, 8/01/31	119,400
B-	100	[4]	9.625%, 5/15/12	110,500
B-	125	[4]	10.75%, 10/01/10	139,688
			El Paso Natural Gas Co.,
B	1,000		7.625%, 8/01/10	1,032,500
B	150		8.375%, 6/15/32	166,125
Ba2	258		Elwood Energy LLC, 8.159%, 7/05/26	272,187
A-	425		EnCana Corp., 6.50%, 8/15/34 (Canada)	432,662
B-	365		Exco Resources, Inc., 7.25%, 1/15/11	360,437
BBB-	480		FirstEnergy Corp., 6.45%, 11/15/11	494,971
AA-	575		Florida Power & Light Co., 4.95%, 6/01/35	479,969
BB	90		Grant Prideco, Inc., 6.125%, 8/15/15	86,400
BBB+	190		Halliburton Co., 7.60%, 8/15/96	204,450
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	255	[4]	7.75%, 11/01/15	251,175
B	136	[4]	10.50%, 9/01/10	148,240
B-	215		KCS Energy, Inc., 7.125%, 4/01/12	216,612

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
BBB+	$1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	$1,321,926
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,028,411
B+	112		Midwest Generation LLC, 8.56%, 1/02/16	119,902
			Mirant Americas Generation LLC,
B	50		8.30%, 5/01/11	51,625
B	110		8.50%, 10/01/21	110,825
B	250		9.125%, 5/01/31	262,500
B2	1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,160,250
			NRG Energy, Inc.,
B1	50		7.25%, 2/01/14	50,250
B1	285		7.375%, 2/01/16	287,137
B-	110	[4]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	115,775
B-	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	159,075
Baa2	650		Progress Energy, Inc., 7.75%, 3/01/31	739,631
			Reliant Energy, Inc.,
BB-	325		6.75%, 12/15/14	295,750
BB-	40		9.25%, 7/15/10	40,700
A-	175		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	167,465
BBB+	65		Talisman Energy, Inc., 5.85%, 2/01/37 (Canada)	59,314
B-	360	[4]	Targa Resources, Inc., 8.50%, 11/01/13	365,400
AA	325		Texaco Capital, Inc., 8.875%, 9/01/21	423,674
A2	600		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	566,830
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	30,750
B3	120	[4]	Verasun Energy Corp., 9.875%, 12/15/12	127,800
B2	55		Whiting Petroleum Corp., 7.00%, 2/01/14	54,450
BB+	610		Williams Cos., Inc., 8.75%, 3/15/32	701,500
BBB-	1,075		XTO Energy, Inc., 6.10%, 4/01/36	1,014,373

			Total Energy	18,600,007

			Entertainment & Leisure—1.8%
B3	185	[4]	AMC Entertainment, Inc., 11.00%, 2/01/16	197,950
B-	250		Gaylord Entertainment Co., 6.75%, 11/15/14	239,375
B3	375	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	392,813
Ba3	1,000		MGM Mirage, 9.75%, 6/01/07	1,037,500
BB+	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,120,000
B	205		Poster Financial Group, Inc., 8.75%, 12/01/11	216,275
B+	110	[4]	San Pasqual Casino, 8.00%, 9/15/13	111,100
BB-	290		Seneca Gaming Corp., 7.25%, 5/01/12	290,000
BB+	1,930		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,069,925
B+	25		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	24,250

			Total Entertainment & Leisure	6,699,188

			Financial Institutions—16.4%
BB	350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	348,250
			Bank of America Corp.,
Aa2	2,000		4.50%, 8/01/10	1,935,859
Aa3	2,450		7.80%, 2/15/10	2,645,645
AA+	5,465	[2]	Barclays Bank PLC NY, 4.90%, 3/13/09	5,465,000
B	200		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	220,000
A+	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	500,019
AAA	2,525		Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	2,419,385
			Citigroup, Inc.,
AA+	5,975		4.125%, 2/22/10	5,715,314
AA+	550		6.875%, 2/15/98	572,708
			Credit Suisse First Boston, Inc.,
AA-	700	[3]	6.125%, 11/15/11	718,902
AA-	1,000		7.125%, 7/15/32	1,121,624
BB	1,090		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,133,600
AA-	950	[2]	Deutsche Bank AG, 3.843%, 3/15/07	934,800
B+	110		E*Trade Financial Corp., 7.375%, 9/15/13	111,925
BB	180		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	171,000

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
			Fort Irwin Land LLC,
AA	$780	[4]	Ser. A, Class II, 5.30%, 12/15/35	$694,512
Aaa	575	[4]	Ser. A-1, 5.03%, 12/15/25	514,366
			General Electric Capital Corp.,
AAA	3,670	[2]	3.45%, 1/15/08	3,656,605
AAA	3,000		6.75%, 3/15/32	3,230,951
BB	510		General Motors Acceptance Corp., 6.875%, 8/28/12	471,631
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,041,824
AA-	1,035		Household Finance Corp., 6.375%, 10/15/11	1,071,076
B-	360		K&F Acquisition, Inc., 7.75%, 11/15/14	368,100
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	2,999,748
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,568,792
AA-	4,840	[2]	Morgan Stanley Group, Inc., 4.91%, 3/07/08	4,838,551
B2	685	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	678,150
AAA	6,100	[2,4]	Rabobank Nederland Global, 5.01%, 4/06/09	6,098,503
			Rainbow National Services LLC,
B+	225	[4]	8.75%, 9/01/12	240,188
B+	1,650	[4]	10.375%, 9/01/14	1,852,125
AA-	395	[2]	RBS Capital Trust I, 4.709%, 12/29/49	362,031
Caa1	775		Standard Aero Holdings, Inc., 8.25%, 9/01/14	685,875
A+	550	[2]	UBS Capital IX, 6.189%, 3/29/49	544,660
AA	2,000	[2]	UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,219,854
B-	50	[2]	Universal City Florida Holding Co. I/II, 9.899%, 5/01/10	51,875
A+	580	[2]	Wachovia Capital Trust III, 5.80%, 3/15/42	578,007
Aa1	1,000		Wells Fargo & Co., 4.625%, 8/09/10	970,268
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,152,407
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,500

			Total Financial Institutions	60,959,630

			Health Care—0.6%
B	475	[4]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	477,375
NR	20	[6]	Curative Health Services, Inc., 10.75%, 5/01/11	12,500
CCC	275		MedQuest, Inc., 11.875%, 8/15/12	229,625
B3	210		Select Medical Corp., 7.625%, 2/01/15	191,625
B	475		Tenet Healthcare Corp., 6.875%, 11/15/31	390,688
A	350		UnitedHealth Group, Inc., 5.80%, 3/15/36	319,940
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	468,563
A-	120		WellPoint, Inc., 5.85%, 1/15/36	110,356

			Total Health Care	2,200,672

			Industrials—1.6%
BBB-	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,200,000
B+	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,431,703
B-	470		NationsRent Cos., Inc., 9.50%, 5/01/15	508,775
CCC+	465		Park-Ohio Industries, Inc., 8.375%, 11/15/14	439,425
B3	530	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	561,800
CCC+	150		Trimas Corp., 9.875%, 6/15/12	141,750
Caa1	770		United Rentals NA, Inc., 7.00%, 2/15/14	741,125

			Total Industrials	6,024,578

			Media—5.6%
			Affinion Group, Inc.,
B-	395	[4]	10.125%, 10/15/13	398,704
B-	220	[4]	11.50%, 10/15/15	225,500
B-	460		Allbritton Communications Co., 7.75%, 12/15/12	462,300
CCC	340		American Media Operations, Inc., 10.25%, 5/01/09	320,875
			AOL Time Warner, Inc.,
BBB+	1,635		7.57%, 2/01/24	1,730,167
BBB+	3,000		9.125%, 1/15/13	3,434,505
BBB+	1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,583,375
BBB	55	[4]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	51,323
B+	161	[2]	Cablevision Systems Corp., 9.62%, 4/01/09	170,660

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Media—(cont’d)
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
Caa1	$645		10.25%, 9/15/10	$653,062
Caa1	180	[4]	10.25%, 9/15/10	180,675
BBB+	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,040,832
BB-	300		CSC Holdings, Inc., 7.875%, 12/15/07	306,000
			Echostar DBS Corp.,
BB-	180		5.75%, 10/01/08	177,300
BB-	75	[4]	7.125%, 2/01/16	73,125
BB-	135	[2]	8.24%, 10/01/08	137,700
B	250		General Cable Corp., 9.50%, 11/15/10	269,375
B+	200		Medianews Group, Inc., 6.875%, 10/01/13	182,000
B2	190	[4]	Network Communications, Inc., 10.75%, 12/01/13	195,225
			News America Holdings, Inc.,
BBB	145		8.15%, 10/17/36	161,888
BBB	2,475		8.45%, 8/01/34	2,835,708
B3	330		Nexstar Finance, Inc., 7.00%, 1/15/14	310,200
B2	500	[2,4]	Paxson Communications Corp., 8.318%, 1/15/12	513,125
			Primedia, Inc.,
B2	90		8.00%, 5/15/13	82,125
B2	460	[2]	10.545%, 5/15/10	471,500
BB-	285	[4]	Quebecor World, Inc., 8.75%, 3/15/16 (Canada)	276,415
B	875	[4]	RH Donnelley Corp., 8.875%, 1/15/16	900,156
Caa1	130		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	127,075
BBB+	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,723,812
CCC+	90	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	89,100
			Vertis, Inc.,
B3	570		9.75%, 4/01/09	581,400
CCC	255		10.875%, 6/15/09	244,800
Caa2	965		Young Broadcasting, Inc., 10.00%, 3/01/11	885,387

			Total Media	20,795,394

			Real Estate—1.4%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,043,443
			EOP Operating LP,
BBB	850		4.65%, 10/01/10	814,534
BBB	1,070		7.25%, 6/15/28	1,104,542
			Rouse Co.,
BB+	725		3.625%, 3/15/09	674,476
BB+	1,715		5.375%, 11/26/13	1,586,835

			Total Real Estate	5,223,830

			Technology—1.8%
CCC+	430		Amkor Technology, Inc., 9.25%, 2/15/08	453,650
B+	555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	555,000
B+	100	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	110,375
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
B2	15		8.00%, 12/15/14 (Luxembourg)	13,950
Ba3	290	[2]	8.16%, 12/15/11 (Luxembourg)	291,450
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09 (Cayman Islands)	2,070,000
B2	210	[4]	Sensata Technologies BV, 8.00%, 5/01/14	212,100
CCC+	295	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	314,912
			STATS ChipPAC Ltd.,
BB	350		6.75%, 11/15/11 (Singapore)	342,125
BB	50		7.50%, 7/19/10 (Singapore)	50,625
			Sungard Data Systems, Inc.,
B-	105	[4]	9.125%, 8/15/13	112,350
B-	315	[2,4]	9.431%, 8/15/13	335,475
B-	625	[4]	10.25%, 8/15/15	668,750
B	960		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	967,200
B-	390		UGS Corp., 10.00%, 6/01/12	427,050

			Total Technology	6,925,012

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—3.7%
A	$1,700		Bellsouth Telecommunications, 6.65%, 12/15/95	$775,450
BB-	270		Cincinnati Bell, Inc., 7.25%, 7/15/13	275,400
A-	325		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16	313,882
B3	170	[4]	Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	175,100
			Intelsat Ltd., (Bermuda)
B2	70		8.25%, 1/15/13	71,400
B2	300		8.625%, 1/15/15	312,375
B2	315	[2]	9.614%, 1/15/12	320,512
			Lucent Technologies, Inc.,
B1	170		6.45%, 3/15/29	150,450
B1	895		6.50%, 1/15/28	785,362
B+	935	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16	972,400
B2	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	74,700
B1	160		PanAmSat Corp., 9.00%, 8/15/14	168,400
			Qwest Corp.,
BB+	55		7.875%, 9/01/11	57,612
BB+	375	[2]	8.16%, 6/15/13	408,750
			Sprint Capital Corp.,
A-	1,205		6.875%, 11/15/28	1,239,124
A-	1,250		8.75%, 3/15/32	1,551,730
A+	575		Verizon Global Funding Corp., 7.75%, 6/15/32	629,203
			Verizon Maryland, Inc.,
A+	540		5.125%, 6/15/33	414,461
A+	1,355		Ser. A, 6.125%, 3/01/12	1,348,822
A+	750		Verizon Virginia, Inc., 4.625%, 3/15/13	674,301
			Vodafone Group PLC,
A+	1,615	[2]	5.05%, 12/28/07 (United Kingdom)	1,615,536
A+	1,000		7.75%, 2/15/10 (United Kingdom)	1,069,713
B+	3604		Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	395,100

			Total Telecommunications	13,799,783

			Transportation—0.5%
Ba3	120		American Airlines, Inc., 7.324%, 4/15/11	116,400
A-	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,040,115
B	450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	457,875
BB-	70	[4]	Hertz Corp., 8.875%, 1/01/14	74,462
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	48,939
B+	60		OMI Corp., 7.625%, 12/01/13	61,650

			Total Transportation	1,799,441

			Total Corporate Bonds	182,779,359

			U.S. Government and Agency Securities—15.0%
			Overseas Private Investment Corp.,
	336		4.09%, 5/29/12	295,197
	939	[2]	4.30%, 5/29/12	845,550
	702		4.64%, 5/29/12	640,028
	396		4.68%, 5/29/12	351,191
	2,996		4.87%, 5/29/12	2,757,196
	3,706	[2]	5.40%, 5/29/12	3,558,763
	6,055	[7]	Resolution Funding Corp., Zero Coupon, 4/15/30	1,679,507
	1,152		Small Business Administration, 6.95%, 11/01/16	1,187,220
			Tennessee Valley Authority,
	1,800		Ser. C, 5.88%, 4/01/36	1,860,098
	2,900		Ser. D, 4.875%, 12/15/16	2,861,489
			U.S. Treasury Bonds,
	3,930		5.375%, 2/15/31	3,991,406
	32,000	[3,7]	6.00%, 2/15/26	34,664,999
	2,000	[7]	U.S. Treasury Strip Principal, Zero Coupon, 11/15/21	876,250

			Total U.S. Government and Agency Securities	55,568,894

			Total Long-Term Investments (cost $414,654,362)	405,600,326

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Principal Amount (000)		Description	Value

		SHORT-TERM INVESTMENTS—0.6%
		U.S. Government and Agency Zero Coupon Bonds—0.6%
$500	[8]	Federal Home Loan Bank Discount Notes, 4.71%, 5/01/06	$500,000
1,700	[3,8]	U.S. Treasury Bills, 4.502%, 5/04/06	1,699,365

		Total Short-Term Investments (cost $2,199,365)	2,199,365

Notional Amount (000)

		OUTSTANDING OPTIONS PURCHASED—0.3%
		Interest Rate Swaps,
5,700		Trust pays 3-month LIBOR, Trust receives 5.26%, expires 3/02/16	161,880
5,700		Trust pays 3-month LIBOR, Trust receives 5.50%, expires 12/11/15	253,650
5,700		Trust pays 5.26%, Trust receives 3-month LIBOR, expires 3/02/16	335,160
5,700		Trust pays 5.50%, Trust receives 3-month LIBOR, expires 12/11/15	408,690

		Outstanding Options Purchased (cost $1,270,530)	1,159,380

		Total investments before TBA sale commitment and outstanding options written—109.9%
		(cost $418,124,2589)	408,959,071

Principal Amount (000)

		TBA SALE COMMITMENT—(7.1)%
(27,300)		Federal National Mortgage Assoc. TBA, 5.50%, 5/01/36 (proceeds $26,515,125)	(26,506,607)

Contracts/ Notional Amount (000)

		OUTSTANDING OPTIONS WRITTEN—(0.7)%
		Interest Rate Swaps,
(5,700)		Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(320,055)
(5,700)		Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(99,009)
(14,200)		Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(998,118)
(14,200)		Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(64,752)
(12,400)		Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(452,600)
(12,400)		Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(559,240)
(78)		U.S. Treasury Notes Future, expiring 5/26/06	(59,109)
(70)		U.S. Treasury Notes Future, expiring 8/25/06	(47,578)

		Total outstanding options written (premium received $2,950,732)	(2,600,461)

		Total Investments net of TBA sale commitment and outstanding options written—102.1%	$379,852,003
		Liabilities in excess of other assets—(2.1)%	(7,725,147)

		Net Assets—100%	$372,126,856

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Variable rate security. Rate shown is interest rate as of April 30, 2006.
[3]

Security, or a portion thereof, pledged as collateral with a value of $4,530,746 on 1,554 long U.S. Treasury Bond futures contracts expiring June 2006 to September 2006, 382 long U.S. Treasury Note futures contracts expiring September 2006, 64 short Eurodollar futures contracts expiring June 2006 to September 2006 and 1,051 short U.S. Treasury Note futures contracts expiring September 2006. The notional value of such contracts on April 30, 2006 was $81,183,353, with an unrealized gain of $490,139.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 6.4% of its net assets, with a current market value of $23,950,488, in securities restricted as to resale.

[5]	Rate shown is interest rate or effective yield as of April 30, 2006 of the underlying collateral.
[6]	Issuer is in default and/or bankruptcy.
[7]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[8]	Rate shown is the yield to maturity as of April 30, 2006.
[9]

Cost for Federal income tax purposes is $421,002,197. The net unrealized depreciation on a tax basis is $12,043,126, consisting of $2,236,259 gross unrealized appreciation and $14,279,385 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA – To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Income Trust Inc. (BKT)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—118.2%
			Mortgage Pass-Through Securities—27.1%
AAA	$3,756	[2]	CWALT, Inc., 5.689%, 10/25/35	$3,807,284
			Federal Home Loan Mortgage Corp.,
	1,127	[2]	4.173%, 1/01/35	1,110,814
	1,046	[2]	4.96%, 10/01/34	1,018,913
	39	[2]	5.28%, 2/01/25	39,166
	10,631		5.50%, 10/01/16-5/01/17	10,547,578
	36	[2]	5.55%, 11/01/30	35,974
	31	[2]	6.01%, 11/01/17	30,370
	73		6.50%, 5/01/29-5/01/30	75,163
	5		7.50%, 2/01/23	4,850
	57		8.00%, 11/01/15	56,730
	10		8.50%, 10/01/06-3/01/08	9,785
	181		9.00%, 9/01/20	194,114
			Federal National Mortgage Assoc.,
	26,082		5.00%, 6/01/33-2/01/36	24,736,417
	43,165		5.50%, 12/01/13-10/01/35	42,365,804
	10,412	[3]	5.50%, 9/01/17	10,345,752
	6,421		6.00%, 11/01/31-8/01/34	6,407,580
	3,159		6.50%, 2/01/26-5/01/31	3,226,129
	5,165		7.00%, 6/01/26-1/01/32	5,317,667
	4		7.50%, 2/01/22-9/01/23	4,360
	210		8.00%, 5/01/08-5/01/22	213,529
	4		9.50%, 1/01/19-9/01/19	4,658
	1,400		TBA, 6.00%, 5/11/36	1,393,437
			Government National Mortgage Assoc.,
	71		7.00%, 10/15/17	73,957
	498		7.50%, 8/15/21-12/15/23	522,127
	254		8.00%, 10/15/22-2/15/29	273,598
	34		9.00%, 6/15/18-9/15/21	38,702

			Total Mortgage Pass-Through Securities	111,854,458

			Federal Housing Administration Securities—2.2%
	508		GMAC Colonial, 7.40%, 12/01/22	507,048
			GMAC Projects,
	302		Ser. 51, 7.43%, 2/01/23	301,743
	907		Ser. 56, 7.43%, 11/01/22	906,042
	52		Merrill Projects, 7.43%, 5/15/23	51,998
	822		Reilly Project, 8.28%, 3/01/20	810,850
			USGI Projects,
	112		Ser. 87, 7.43%, 12/01/22	111,801
	449		Ser. 99, 7.43%, 10/01/23	448,371
	5,790		Ser. 6094, 7.43%, 6/01/21	5,784,064

			Total Federal Housing Administration Securities	8,921,917

			Agency Multiple Class Mortgage Pass-Through Securities—19.0%
			Federal Home Loan Mortgage Corp.,
	5,203	[2]	Ser. 11, Class A9, 2.463%, 1/25/28	4,162,625
	987		Ser. 40, Class K, 6.50%, 8/17/24	1,009,696
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	3,026,579
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,168,835
	12,131		Ser. 2758, Class KV, 5.50%, 5/15/23	11,638,658
	1,615		Ser. 2765, Class UA, 4.00%, 3/15/11	1,537,839
			Federal National Mortgage Assoc.,
	1,369	[2]	Ser. 2, Class KP, Zero Coupon, 2/25/35	1,315,590
	7,260		Ser. 28, Class PB, 6.00%, 8/25/28	7,262,102
	2,647		Ser. 29, Class HC, 7.50%, 7/25/30	2,765,742
	2,129		Ser. 31, Class ZG, 7.50%, 5/25/34	2,312,371
	8,184		Ser. 32, Class VT, 6.00%, 9/25/15	8,179,716

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
			Federal National Mortgage Assoc., (cont’d)
	$101	[2]	Ser. 38, Class F, 8.325%, 4/25/21	$107,148
	2,380		Ser. 43, Class LC, 6.00%, 3/25/34	438,794
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,134,211
	—	[2]	Ser. 256, Class F, 6.469%, 11/25/23	—
	2,954		Freddie Mac Structured Pass-Through, 5.50%, 6/15/35	2,915,388
			Government National Mortgage Assoc.,
	1,386		Ser. 5, Class Z, 7.00%, 5/16/26	1,426,619
	2,500		Ser. 33, Class PB, 6.50%, 7/20/31	2,545,528
	10,505		Ser. 75, Class IJ, 5.50%, 7/20/25	491,784
	5,020		Ser. 89. Class PE, 6.00%, 10/20/34	5,069,102

			Total Agency Multiple Class Mortgage Pass-Through Securities	78,508,327

			Non-Agency Multiple Class Mortgage Pass-Through Securities—3.1%
	11,961		Residential Funding Securities Corp., 8.50%, 5/25/33	12,659,166
	72	[2,4]	Summit Mortgage Trust, 6.241%, 12/28/12	72,452

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	12,731,618

			Inverse Floating Rate Mortgage Securities—1.2%
			Federal Home Loan Mortgage Corp.,
	20	[2]	Ser. 1043, Class H, 21.938%, 2/15/21	21,923
	45	[2]	Ser. 1160, Class F, 18.381%, 10/15/21	45,037
	341	[2,3]	Ser. 1616, Class SB, 8.50%, 11/15/08	339,543
	1,085	[2]	Ser. 1688, Class S, 8.794%, 12/15/13	1,086,935
			Federal National Mortgage Assoc.,
	103	[2]	Ser. 38, Class SA, 10.186%, 4/25/21	104,843
	—	[2]	Ser. 46, Class S, 1,381.156%, 5/25/21	4,245
	—	[2]	Ser. 49, Class S, 518.05%, 12/25/21	3,368
	473	[2]	Ser. 72, Class S, 8.75%, 5/25/08	470,923
	165	[2]	Ser. 87, Class S, 13.515%, 8/25/21	195,424
	200	[2]	Ser. 93, Class S, 8.50%, 5/25/08	202,948
	—	[2]	Ser. 145, Class S, 18.659%, 10/25/06	283
	78	[2]	Ser. 170, Class SC, 9.00%, 9/25/08	78,565
	913	[2]	Ser. 196, Class SC, 7.433%, 10/25/08	906,986
	355	[2]	Ser. 214, Class SH, 5.345%, 12/25/08	343,486
	1,211	[2]	Ser. 247, Class SN, 10.00%, 12/25/23	1,212,868
	189	[2]	Kidder Peabody Acceptance Corp., 7.411%, 8/25/23	182,681

			Total Inverse Floating Rate Mortgage Securities	5,200,058

			Interest Only Asset-Backed Securities—1.2%
AAA	4,115	[2,4]	Morgan Stanley Capital Trust I, 1.756%, 6/15/17	31,731
			Sterling Coofs Trust,
	35,160		Ser. 1, 2.362%, 4/15/29	2,461,176
	33,705		Ser. 2, 1.00%, 3/30/30	2,359,350

			Total Interest Only Asset-Backed Securities	4,852,257

			Interest Only Mortgage-Backed Securities—8.1%
AAA	2,831		ABN Amro Mortgage Corp., 5.50%, 3/25/33	94,234
Aaa	81,798	[2]	Commercial Mortgage Acceptance Corp., 0.852%, 11/15/17	1,328,723
AAA	22,189	[2,4]	Credit Suisse First Boston Mortgage Securities Corp., 1.917%, 6/20/29	627,522
AAA	185,371	[2]	CWALT, Inc., 0.42%, 1/25/36	666,176
			Federal Home Loan Mortgage Corp.,
	6,413	[2]	Ser. 60, Class HS, 1.00%, 4/25/24	45,958
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	90
	—	[2]	Ser. 192, Class U, 1,009.033%, 2/15/22	11
	35		Ser. 200, Class R, 98,500.338%, 12/15/22	417
	2,272		Ser. 204, 6.00%, 5/01/29	558,137
	—	[2]	Ser. 1054, Class I, 435.32%, 3/15/21	366
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	2,444
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	4,961
	1	[2]	Ser. 1148, Class E, 592.552%, 10/15/21	1,131
	—		Ser. 1179, Class O, 1,009.389%, 11/15/21	290

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal Amount (000)		Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
		Federal Home Loan Mortgage Corp., (cont’d)
$—		Ser. 1221, Class H, 1,006.50%, 3/15/07	$85
382		Ser. 1706, Class IA, 7.00%, 10/15/23	19,288
129		Ser. 1720, Class PK, 7.50%, 1/15/24	8,215
4,867		Ser. 1914, Class PC, 0.75%, 12/15/11	57,330
1,207	[2]	Ser. 2002, Class HJ, 3.00%, 10/15/08	3,852
1,138	[2]	Ser. 2296, Class SA, 2.669%, 3/15/16	57,340
632	[2]	Ser. 2444, Class ST, 2.889%, 9/15/29	30,034
476		Ser. 2513, Class BI, 5.50%, 12/15/15	16,312
1,838		Ser. 2542, Class MX, 5.50%, 5/15/22	300,495
354		Ser. 2543, Class IM, 5.00%, 9/15/12	2,349
3,625		Ser. 2545, Class NI, 5.50%, 3/15/22	492,067
5,4402		Ser. 2559, Class IO, 0.94%, 8/15/30	28,901
6,133		Ser. 2561, Class EW, 5.00%, 9/15/16	627,633
13,197		Ser. 2611, Class QI, 5.50%, 9/15/32	2,430,145
10,189		Ser. 2633, Class PI, 4.50%, 3/15/12	286,572
4,433		Ser. 2653, Class MI, 5.00%, 4/15/26	550,306
7,475		Ser. 2658, Class PI, 4.50%, 6/15/13	450,181
5,662		Ser. 2672, Class TQ, 5.00%, 3/15/23	355,181
5,477		Ser. 2676, Class JI, 5.50%, 8/15/13	143,972
3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	535,567
12,837		Ser. 2687, Class IQ, 5.50%, 9/15/22	518,188
6,533		Ser. 2693, Class IB, 4.50%, 6/15/13	417,071
3,444		Ser. 2694, Class LI, 4.50%, 7/15/19	347,218
6,353		Ser. 2773, Class OX, 5.00%, 2/15/18	844,734
14,475	[2]	Ser. 2779, Class YS, 2.069%, 1/15/33	775,188
20,026	[2]	Ser. 2780, Class SM, 0.919%, 4/15/34	397,122
10,756		Ser. 2786, Class PI, 4.50%, 10/15/10	237,049
6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,784,095
41,296	[2]	Ser. 2990, Class WR, 1.529%, 6/15/35	2,071,340
		Federal National Mortgage Assoc.,
282		Ser. 5, Class H, 9.00%, 1/25/22	49,366
16		Ser. 7, Class 2, 8.50%, 4/01/17	3,354
50	[2]	Ser. 7, Class S, 584.13%, 3/25/21	5,882
1	[2]	Ser. 10, Class S, 565.227%, 5/25/21	16,093
1		Ser. 12, Class C, 1,016.898%, 2/25/22	14,176
1	[2]	Ser. 12, Class S, 597.224%, 5/25/21	13,447
8,088		Ser. 13, Class IG, 5.00%, 10/25/22	483,096
8,978		Ser. 16, Class PI, 5.00%, 11/25/12	312,022
1	[2]	Ser. 17, Class S, 570.485%, 6/25/21	7,987
1		Ser. 33, Class PV, 1,078.42%, 10/25/21	26,806
2,275	[2]	Ser. 33, Class SG, 3.131%, 3/25/09	66,017
—		Ser. 38, Class N, 1,008.50%, 4/25/21	851
1		Ser. 50, Class G, 1,158.628%, 12/25/21	10,755
949	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	28,802
7,372		Ser. 51, Class IE, 5.50%, 4/25/26	451,043
6,044		Ser. 55, Class GI, 5.00%, 7/25/19	787,053
798	[2]	Ser. 60, Class SB, 1.60%, 10/25/22	22,792
710		Ser. 62, Class IC, 5.50%, 7/25/15	31,251
6,566		Ser. 66, Class CI, 5.00%, 7/25/33	1,230,433
3,095	[2]	Ser. 68, Class SC, 3.131%, 1/25/24	150,532
5,438		Ser. 71, Class EI, 5.50%, 8/25/33	1,076,885
18,832	[2]	Ser. 73, Class ST, 1.171%, 8/25/35	411,972
1,183		Ser. 82, Class IR, 5.00%, 9/25/12	14,927
—		Ser. 84, Class H, 1,100.633%, 8/25/06	1
13,505		Ser. 88, Class TI, 4.50%, 11/25/13	612,569
29		Ser. 89, Class 2, 8.00%, 6/01/18	5,899
39,822	[2]	Ser. 90, Class JH, 1.741%, 11/25/34	1,753,177
16,699		Ser. 90, Class M, 6.00%, 1/25/28	2,960,605
9		Ser. 94, Class 2, 9.50%, 8/01/21	2,219
—		Ser. 99, Class L, 930.00%, 8/25/21	5,977
1,687		Ser. 122, Class IA, 4.00%, 9/25/09	18,666

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal Amount (000)		Description	Value

		Interest Only Mortgage-Backed Securities—(cont’d)
		Federal National Mortgage Assoc., (cont’d)
$3,741		Ser. 122, Class IC, 5.00%, 9/25/18	$588,648
—		Ser. 123, Class M, 1,009.50%, 10/25/20	1,011
42	[2]	Ser. 136, Class S, 15.12%, 11/25/20	49,501
1		Ser. 139, Class PT, 648.35%, 10/25/21	7,624
11	[2]	Ser. 141, Class SA, 15.125%, 8/25/07	724
2,854	[2]	Ser. 199, Class SB, 2.531%, 10/25/23	127,189
5,440		Ser. 602, Class BI, 5.50%, 10/25/22	799,029
808		Ser. W4, 6.50%, 12/25/28	123,290
115		First Boston Mortgage Securities Corp., 10.965%, 4/25/17	19,012
		First Horizon Alternative Mortgage Securities,
93,712	[2]	Ser. FA7, Class 1A7, 0.34%, 10/25/35	336,778
238,901	[2]	Ser. FA9, Class A2, 1.00%, 12/25/35	821,223
21,850	[2]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., 1.504%, 7/15/27	641,848
11,389	[2,4]	Goldman Sachs Mortgage Securities Corp., 0.999%, 2/19/25	241,167
		Government National Mortgage Assoc.,
2,386		Ser. 39, Class ID, 5.00%, 5/20/33	496,478
2,923		Ser. 58, Class IT, 5.50%, 7/20/33	357,626
23,380	[2]	Ser. 89, Classl SA, 0.819%, 10/16/33	523,957
96		Kidder Peabody Acceptance Corp., 9.50%, 4/22/18	21,743
2,315		Morgan Stanley Cap. Trust I, 5.00%, 5/25/19	323,476
12,672	[5]	Small Business Administration, 1.381%, 4/01/15	1
114,589	[2]	Vendee Mortgage Trust, 0.053, 5/15/29	265,834

		Total Interest Only Mortgage-Backed Securities	33,439,104

		Principal Only Mortgage-Backed Securities—5.8%
		Countrywide Home Loans, Inc.,
6,547	[6]	Ser. 26, 4.944%, 8/25/33	5,072,967
1,195	[6]	Ser. J4, 5.142%, 6/25/33	924,907
1,715	[6]	Ser. J5, 4.911%, 7/25/33	1,352,983
1,338	[6]	Ser. J8, 4.787%, 9/25/23	1,008,983
		Drexel Burnham Lambert, Inc.,
37	[6]	Ser. K, Class 1, 11.50%, 9/23/17	31,726
438	[6]	Ser. V, Class 1, 11.50%, 9/01/18	380,899
		Federal Home Loan Mortgage Corp.,
305	[6]	Ser. 8, Class A10, 6.3737%, 11/15/28	229,584
207	[6]	Ser. 1418, Class M, 7.50%, 11/15/22	190,498
577	[6]	Ser. 1571, Class G, 7.50%, 8/15/23	522,361
2,701	[6]	Ser. 1691, Class B, 7.50%, 3/15/24	2,227,746
274	[6]	Ser. 1739, Class B, 7.50%, 2/15/24	242,163
		Federal National Mortgage Assoc.,
386	[6]	Ser. 2, Class KB, 8.00%, 1/25/23	305,550
52	[6]	Ser. 7, Class J, 10.00%, 2/25/21	42,494
1,182	[6]	Ser. 13, Class PR, 6.50%, 3/25/32	893,463
154	[6]	Ser. 51, Class E, 8.00%, 2/25/23	119,766
32	[6]	Ser. 70, Class A, 7.00%, 5/25/23	29,004
70	[6]	Ser. 167, Class D, 8.50%, 10/25/17	65,646
60	[6]	Ser. 203, Class 1, 8.00%, 2/01/23	49,529
39	[6]	Ser. 228, Class 1, 7.00%, 5/01/23	31,155
2,271	[6]	Ser. 249, Class B, 7.50%, 11/25/23	1,914,695
321	[6]	Ser. 273, Class 1, 7.00%, 7/01/26	253,155
5,740	[6]	Ser. 328, Class 1, 6.00%, 11/01/32	4,270,973
4,408	[6]	Ser. 338, Class 1, 5.50%, 6/01/33	3,158,806
443	[6]	Ser. W4, 5.985%, 2/25/29	317,849
317	[6]	MASTR Asset Securitization Trust, 5.65%, 3/25/34	209,033
20	[6]	Structured Mortgage Asset Residential Trust, 7.031%, 4/25/24	17,342

		Total Principal Only Mortgage-Backed Securities	23,863,277

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
	$5		Ser. 40, Class R, 580.50%, 4/01/18	$518
	86		Ser. 42, Class R, 6,000.00%, 10/01/14	9,689
			Federal Home Loan Mortgage Corp.,
	—		Ser. 19, Class R, 9757.349%, 3/15/20	2,384
	—		Ser. 75, Class R, 9.50%, 1/15/21	6
	—		Ser. 75, Class RS, 16.26%, 1/15/21	6
	—		Ser. 173, Class R, 9.00%, 11/15/21	30
	—		Ser. 173, Class RS, 9.086%, 11/15/21	30
	13		Painewebber CMO Trust, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residual Securities	12,663

			Collateralized Mortgage Obligation Securities—22.9%
AAA	7,846		CWALT, Inc., 5.50%, 8/25/35	7,764,800
			Federal Home Loan Mortgage Corp.,
	304		Ser. 19, Class F, 8.50%, 3/15/20	303,834
	658		Ser. 1961, Class H, 6.50%, 5/15/12	662,845
	8,370		Ser. 2218, Class Z, 8.50%, 3/15/30	9,200,103
	15,385		Ser. 2461, Class Z, 6.50%, 6/15/32	15,614,929
	2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,369,099
	403		Ser. 2582, Class TB, 3.50%, 10/15/21	401,088
	2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	1,937,232
	3,470		Ser. 2806, Class VC, 6.00%, 12/15/19	3,456,431
	2,212		Ser. 2927, Class BZ, 5.50%, 2/15/35	1,981,389
			Federal National Mortgage Assoc.,
	3,600		Ser. 46, Class LW, 5.00%, 6/25/20	3,425,529
	3,780		Ser. 47, Class AK, 5.00%, 6/25/20	3,578,632
	5,114	[2]	Ser. 59, Class S, 5.676%, 10/25/22	648,261
	3,266		Ser. 68, Class PC, 5.50%, 7/25/35	3,232,578
	7,401	[2]	Ser. 73, Class DS, 4.656%, 8/25/35	6,111,409
			GSR Mortgage Loan Trust,
	5,027	[2]	Ser. 10, Class 2A1, 4.475%, 10/25/33	4,785,156
	4,904	[2]	Ser. 13, Class 1A1, 4.503%, 10/25/33	4,661,585
	38,425		MASTR Adjustable Rate Mortgages Trust, 0.977%, 4/25/34	959,186
			MASTR Alternative Loan Trust,
	2,081		Ser. 7, Class 4A3, 8.00%, 11/25/18	2,190,421
	1,925		Ser. 9, Class 15X2, 6.00%, 1/25/19	267,003
	8,775		MASTR Asset Securitization Trust, 5.25%, 10/25/14	8,508,590
	208,311	[2]	Residential Accredit Loans, Inc., 0.70%, 11/25/35	390,583
			Residential Asset Securitization Trust,
	983		Ser. A15, Class 1A8, Zero Coupon, 2/25/36	511,412
	7,463	[2]	Ser. A8, Class A2, 5.309%, 10/25/18	7,453,905
	150,584	[2]	Sequoia Mortgage Trust, 0.771%, 3/20/35	1,129,383
			Structured Adjustable Rate Mortgage Loan Trust,
	7,028	[2]	Ser. 18, Class 7AX, 5.50%, 9/25/35	1,170,967
	6,763		Ser. 20, Class 3AX, 5.50%, 10/25/35	1,109,263
	1,091		Washington Mutual., Zero Coupon, 11/25/35	780,094

			Total Collateralized Mortgage Obligation Securities	94,605,707

			Corporate Bond—0.9%
			Financial Institutions—0.9%
	3,672		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,671,903

			U.S. Government and Agency Securities—26.7%
			Overseas Private Investment Corp.,
	306		4.09%, 5/29/12	268,360
	853	[2]	4.30%, 5/29/12	768,682
	638		4.64%, 5/29/12	581,844
	360		4.68%, 5/29/12	319,264
	2,724		4.87%, 5/29/12	2,506,542
	3,369	[2]	5.40%, 5/29/12	3,235,239

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Principal Amount (000)		Description	Value

		U.S. Government and Agency Securities—(cont’d)
$13,000		Resolution Funding Corp., Zero Coupon, 4/15/30	$3,605,877
		Small Business Administration,
886		Ser. 20C-1, 7.15%, 3/01/17	918,577
1,010		Ser. 20E-1, 7.60%, 5/01/16	1,050,115
1,384		Ser. 20F-1, 7.55%, 6/01/16	1,439,479
960		Ser. 20G-1, 7.70%, 7/01/16	1,001,259
1,255		Ser. 20H-1, 7.25%, 8/01/16	1,299,985
2,181		Ser. 20K-1, 6.95%, 11/01/16	2,247,915
		U.S. Treasury Notes,
2,930	[7]	2.50%, 5/31/06	2,924,506
21,000	[7]	3.75%, 3/31/07	20,780,156
19,400	[7]	4.00%, 8/31/07	19,178,720
129,000	[7]	U.S. Treasury Strip Principal, Zero Coupon, 11/15/24	48,037,794

		Total U.S. Government and Agency Securities	110,164,314

		Total Long-Term Investments (cost $519,530,065)	487,825,603

Notional Amount (000)

		OUTSTANDING OPTIONS PURCHASED—0.3%
		Interest Rate Swaps,
5,700		Trust pays 3-month LIBOR, Trust receives 5.26%, expires 3/02/16	161,880
5,700		Trust pays 3-month LIBOR, Trust receives 5.50%, expires 12/11/15	253,650
5,700		Trust pays 5.26%, Trust receives 3-month LIBOR, expires 3/02/16	335,160
5,700		Trust pays 5.50%, Trust receives 3-month LIBOR, expires 12/11/15	408,690

		Total Outstanding Options Purchased (cost $1,270,530)	1,159,380

		Total investments before borrowed bonds, investments sold short, TBA sale commitments and outstanding options written—118.5% (cost $520,800,5958)	488,984,983

Principal Amount (000)

		BORROWED BONDS—13.7%
		U.S. Treasury Bonds,
13,302	[9]	5.375%, 5/01/06	13,301,738
17,581	[9]	6.25%, 5/03/06	17,580,937
		U.S. Treasury Notes,
13,894	[9]	4.00%, 5/03/06	13,894,250
11,715	[9]	4.125%, 5/03/06	11,715,000

		Total Borrowed Bonds (cost $56,491,925)	56,491,925

		INVESTMENTS SOLD SHORT—(13.6)%
		U.S. Government and Agency Securities—(13.6)%
		U.S. Treasury Bonds,
(12,930)		5.375%, 2/15/31	(13,132,030)
(15,750)		6.25%, 8/15/23	(17,413,593)
		U.S. Treasury Notes,
(14,900)		4.00%, 2/15/15	(13,810,438)
(12,000)		4.125%, 8/15/10	(11,643,750)

		Total Investments Sold Short (proceeds $59,142,549)	(55,999,811)

		TBA SALE COMMITMENTS—(5.6)%
		Federal National Mortgage Assoc., TBA,
(10,000)		5.00%, 5/01/36	(9,456,250)
(14,000)		5.50%, 5/11/36	(13,593,132)

		Total TBA Sale Commitments (proceeds $23,070,781)	(23,049,382)

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Contracts/ Notional Amount (000)	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	Interest Rate Swaps,
$(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	$(320,055)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(99,009)
(14,100)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(991,089)
(14,100)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(64,296)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(452,600)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(559,240)
(78)	U.S. Treasury Notes Future, expiring 5/26/06	(59,109)
(70)	U.S. Treasury Notes Future, expiring 8/25/06	(47,578)

	Total Outstanding Options Written (premium received $2,942,962)	(2,592,976)

	Total Investments net of borrowed bonds, investments sold short, TBA sale commitments and outstanding options written—112.4%	$463,834,739
	Liabilities in excess of other assets—(12.4)%	(51,140,226)

	Net Assets—100%	$412,694,513

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Variable rate security. Rate shown is interest rate as of April 30, 2006.
[3]

Security, or a portion thereof, pledged as collateral with a value of $40,531,144 on 1,538 short Eurodollar futures contracts expiring June 2006 to December 2008, 761 short U.S. Treasury Bond futures contracts expiring June 2006 and 365 short U.S. Treasury Note futures contracts expiring September 2006. The notional value of such contracts on April 30, 2006 was $482,810,216, with an unrealized gain of $5,942,425.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 0.2% of its net assets, with a current market value of $972,872, in securities restricted as to resale.

[5]	Illiquid security. As of April 30, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $1 in these securities.
[6]	Rate shown is interest rate or effective yield as of April 30, 2006 of the underlying collateral.
[7]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[8]

Cost for Federal income tax purposes is $524,519,650. The net unrealized depreciation on a tax basis is $35,534,667, consisting of $6,490,414 gross unrealized appreciation and $42,025,081 gross unrealized depreciation.

[9]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS
TBA – To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Limited Duration Income Trust (BLW)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—145.1%
			Corporate Bonds—61.0%
			Aerospace & Defense—3.6%
NR	$1,560		AAR Corp., 8.39%, 5/15/11	$1,575,600
B-	2,249		Aero Invest, 10.634%, 3/22/15 (Norway)	2,936,416
			BE Aerospace, Inc.,
BB-	615		8.50%, 10/01/10	655,744
B	210		8.875%, 5/01/11	219,187
B-	6,220	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	6,499,900
B	310		DRS Technologies, Inc., 7.625%, 2/01/18	316,200
NR	4,750		Raytheon Co., 7.00%, 5/15/06	4,809,774
BB	5,350	[2]	Sequa Corp., 8.875%, 4/01/08	5,590,750
B+	2,755		Transdigm, Inc., 8.375%, 7/15/11	2,892,750

			Total Aerospace & Defense	25,496,321

			Automotive—2.6%
BB+	270		ArvinMeritor, Inc., 8.75%, 3/01/12	276,075
			Autonation, Inc.,
BB+	690	[3,4]	7.04%, 4/15/13	702,075
BB+	690	[4]	7.00%, 4/15/14	693,450
			Avis Budget Car Rental LLC,
BB-	130	[3,4]	1.00%, 5/15/14	133,738
BB-	310	[4]	7.75%, 5/15/16	316,200
A3	7,500	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,265,939
CCC	420		Dura Operating Corp., 8.625%, 4/15/12	357,000
B	3,260		General Motors Corp., 8.25%, 7/15/23	2,363,500
B-	145		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	142,825
B+	945		Lear Corp., 8.11%, 5/15/09	928,462
CCC+	1,825	[2]	Metaldyne Corp., 10.00%, 11/01/13	1,761,125
B	450		Tenneco, Inc., 8.625%, 11/15/14	455,625
BB-	2,629		TRW Automotive, Inc., 9.375%, 2/15/13	2,826,175

			Total Automotive	18,222,189

			Basic Materials—6.3%
B+	390		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	393,900
B+	1,920		AK Steel Corp., 7.75%, 6/15/12	1,944,000
B	350	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.099%, 7/15/10	357,875
BB-	670	[3]	Bowater, Inc., 7.91%, 3/15/10	676,700
NR	4,250		Caraustar Industries, Inc., 9.875%, 4/01/11	4,473,125
BB+	120		Chemtura Corp., 6.875%, 6/01/16	119,700
			Domtar, Inc.,
B+	300		7.125%, 8/15/15 (Canada)	272,250
B+	880		7.875%, 10/15/11 (Canada)	853,600
B+	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	746,475
			Huntsman LLC,
B2	800	[3]	12.32%, 7/15/11	838,000
Ba3	1,950		11.625%, 10/15/10	2,198,625
B2	310		12.00%, 7/15/12	354,950
BB	300		IMC Global, Inc., 10.875%, 6/01/08	323,250
			Ineos Group Holdings PLC,
B2	1,490		7.875%, 2/07/16 (United Kingdom)	1,811,642
B-	2,885[4]		8.50%, 2/15/16 (United Kingdom)	2,729,931
CCC+	2,625		Innophos, Inc., 8.875%, 8/15/14	2,703,750
Baa3	5,000		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,412,500
			Lyondell Chemical Co.,
BB+	560		10.50%, 6/01/13	627,200
BB+	3,020		11.125%, 7/15/12	3,352,200
BB+	750		Ser. A, 9.625%, 5/01/07	774,375
B-	215		Nalco Co., 8.875%, 11/15/13	221,988

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
			NewPage Corp.,
B3	$1,500	[2,3]	11.399%, 5/01/12	$1,635,000
B3	325		10.00%, 5/01/12	348,563
BB+	2,090	[3]	Nova Chemicals Corp., 7.561%, 11/15/13 (Canada)	2,103,062
			Rhodia SA,
CCC+	921		8.875%, 6/01/11 (France)	955,537
B3	81		10.25%, 6/01/10 (France)	90,518
			Rockwood Specialties Group, Inc.,
B-	450		7.50%, 11/15/14	448,875
B-	3,645		10.625%, 5/15/11	3,954,825
Ba1	3,250		US Steel LLC, 10.75%, 8/01/08	3,550,625

			Total Basic Materials	44,273,041

			Building & Development—1.6%
B-	350		Ahern Rentals, Inc., 9.25%, 8/15/13	364,875
B2	7504		Compression Polymers Corp., 10.50%, 7/01/13	768,750
BBB-	3,000	[2]	DR Horton, Inc., 5.875%, 7/01/13	2,866,521
B-	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,744,950
			Goodman Global Holding Co., Inc.,
B2	375	[3]	7.491%, 6/15/12	382,031
B-	3,000		7.875%, 12/15/12	3,007,500
			North American Energy Partners, Inc.,
Caa1	150		8.75%, 12/01/11 (Canada)	146,625
B	550		9.00%, 6/01/10 (Canada)	583,000

			Total Building & Development	10,864,252

			Conglomerates—1.1%
Baa3	7,500	[2]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,577,843

			Consumer Products—6.0%
B3	300		ALH Finance LLC, 8.50%, 1/15/13	294,000
B+	5,510	[2]	Cenveo Corp., 9.625%, 3/15/12	5,895,700
Caa1	1,610	[3]	Duane Reade, Inc., 7.91%, 12/15/10	1,612,012
B-	1,333		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,169,708
B	2,140		Gold Kist, Inc., 10.25%, 3/15/14	2,257,700
B+	5,000	[2]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,100,000
BBB-	4,400		JC Penney Co., Inc., 8.00%, 3/01/10	4,744,246
B-	3,345	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	3,202,837
B-	1,550		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,551,938
B	2,075	[3]	Levi Strauss & Co., 7.73%, 4/01/12	2,163,187
CCC-	1,750		Movie Gallery, Inc., 11.00%, 5/01/12	918,750
B2	223	[4]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	236,938
B3	210	[3,4]	Nutro Products, Inc., 10/15/13	214,200
BB-	600		Quiksilver, Inc., 6.875%, 4/15/15	579,000
			Rite Aid Corp.,
B-	635	[4]	6.125%, 12/15/08	623,888
BB-	5,000		8.125%, 5/01/10	5,131,250
B1	2,500		Sheridan Group, Inc., 10.25%, 8/15/11	2,575,000
B	3,500		Sonic Automotive, Inc., 8.625%, 8/15/13	3,605,000

			Total Consumer Products	41,875,354

			Containers & Packaging—0.9%
B3	875	[4]	Covalence Specialty Materials Corp., 10.25%, 3/01/16	905,625
B1	1,385	[4]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	1,416,163
CCC+	585		Graham Packaging Co., Inc., 8.50%, 10/15/12	598,163
B-	250	[4]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	255,000
CCC+	1,670	[4]	Pregis Corp., 12.375%, 10/15/13	1,751,412
B+	1,500		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	1,541,250

			Total Containers & Packaging	6,467,613

			Ecological Services & Equipment—0.6%
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,127,500
CCC	2,065		Waste Services, Inc., 9.50%, 4/15/14	2,142,438

			Total Ecological Services & Equipment	4,269,938

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—6.7%
BB+	$5,500	[2,4]	AES Corp., 8.75%, 5/15/13	$5,940,000
			ANR Pipeline Co.,
B	460		7.375%, 2/15/24	472,650
B	1,780		9.625%, 11/01/21	2,133,775
B2	1,040		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,076,400
B	810	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	834,300
			Chesapeake Energy Corp.,
BB	100	[4]	6.875%, 11/15/20	98,500
BB	4,000		7.50%, 9/15/13	4,155,000
B-	1,095		Clayton Williams Energy, Inc., 7.75%, 8/01/13	1,032,037
			CMS Energy Corp.,
BB-	150		7.50%, 1/15/09	154,125
BB-	220		8.50%, 4/15/11	235,950
BB-	140		9.875%, 10/15/07	148,225
BB-	750		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	774,375
			Compton Petroleum Finance Corp.,
B	525		7.625%, 12/01/13	520,406
B	790	[4]	7.625%, 12/01/13 (Canada)	783,087
B	800		Dynegy Danskammer LLC, 7.27%, 11/08/10	816,000
			El Paso Corp.,
B-	400		7.80%, 8/01/31	398,000
B-	525	[4]	9.625%, 5/15/12	580,125
B-	225	[4]	10.75%, 10/01/10	251,438
B	400		El Paso Natural Gas Co., 8.875%, 6/15/32	443,000
Ba2	225		Elwood Energy LLC, 8.159%, 7/05/26	237,066
B-	220		Exco Resources, Inc., 7.25%, 1/15/11	217,250
BB	380		Grant Prideco, Inc., 6.125%, 8/15/15	364,800
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	930	[4]	7.75%, 11/01/15	916,050
B	2,434	[4]	10.50%, 9/01/10	2,653,060
B-	725		KCS Energy, Inc., 7.125%, 4/01/12	730,438
B+	5,665	[2]	Midwest Generation LLC, 8.56%, 1/02/16	6,089,588
			Mirant Americas Generation LLC,
B	175		8.30%, 5/01/11	180,688
B	480		8.50%, 10/01/21	483,600
B	910		9.125%, 5/01/31	955,500
B2	500		Mission Energy Holdings Co., 13.50%, 7/15/08	568,750
			NRG Energy, Inc.,
B1	210		7.25%, 2/01/14	211,050
B1	1,185		7.375%, 2/01/16	1,193,887
B-	450	[4]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	473,625
B-	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	659,025
			Reliant Energy, Inc.,
BB-	1,035		6.75%, 12/15/14	941,850
BB-	170		9.25%, 7/15/10	172,975
B	5,000	[2]	Swift Energy Co., 9.375%, 5/01/12	5,337,500
B-	725	[4]	Targa Resources, Inc., 8.50%, 11/01/13	735,875
BBB-	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	102,500
B3	500	[4]	Verasun Energy Corp., 9.875%, 12/15/12	532,500
B2	190		Whiting Petroleum Corp., 7.00%, 2/01/14	188,100
			Williams Cos., Inc.,
BB+	1,000		7.125%, 9/01/11	1,025,000
BB+	1,285		8.75%, 3/15/32	1,477,750

			Total Energy	47,295,820

			Entertainment & Leisure—1.2%
B3	505	[4]	AMC Entertainment, Inc., 11.00%, 2/01/16	540,350
B3	1,580	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	1,655,050
Ba3	5,425	[2]	MGM Mirage, 9.75%, 6/01/07	5,628,437
B	250		Poster Financial Group, Inc., 8.75%, 12/01/11	263,750

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Entertainment & Leisure—(cont’d)
B+	$460	[4]	San Pasqual Casino, 8.00%, 9/15/13	$464,600
B+	100		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	97,000

			Total Entertainment & Leisure	8,649,187

			Financial Institutions—6.9%
BB	1,480		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	1,472,600
B	1,733		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	1,906,300
BB	3,360		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,494,400
B+	465		E*Trade Financial Corp., 7.375%, 9/15/13	473,138
BB	890	[2]	Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	845,500
			Ford Motor Credit Co.,
BB	500		7.25%, 10/25/11	448,222
BB	2,800	[2]	7.375%, 2/01/11	2,538,082
			General Motors Acceptance Corp.,
BB	3,000	[3]	5.97%, 1/16/07	2,954,179
BB	5,620	[2]	6.875%, 8/28/12	5,199,067
B-	900		K&F Acquisition, Inc., 7.75%, 11/15/14	920,250
Baa2	5,000	[4]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,187,500
BBB	200	[3]	Marsh & McLennan Cos., Inc., 7/13/07	199,730
B2	2,460	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	2,435,400
			Rainbow National Services LLC,
B+	925	[4]	8.75%, 9/01/12	987,438
B+	4,835	[4]	10.375%, 9/01/14	5,427,287
Caa1	2,175		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,924,875
AA+	6,614	[5]	Structured Asset Receivable Trust, 5.11%, 1/21/10	6,613,922
B-	220	[3]	Universal City Florida Holding Co. I/II, 7.96%, 5/01/10	228,250
Aa3	4,425	[2]	Western Financial Bank, 9.625%, 5/15/12	4,911,750

			Total Financial Institutions	48,167,890

			Health Care—2.8%
B	1,975	[4]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	1,984,875
B-	5,000	[2]	Concentra Operating Corp., 9.50%, 8/15/10	5,262,500
NR	80	[6]	Curative Health Services, Inc., 10.75%, 5/01/11	50,000
CCC	350		MedQuest, Inc., 11.875%, 8/15/12	292,250
B-	3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,142,500
B3	965		Select Medical Corp., 7.625%, 2/01/15	880,562
B	1,360		Tenet Healthcare Corp., 6.875%, 11/15/31	1,118,600
B	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	4,792,500
B-	1,880		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,957,550

			Total Health Care	19,481,337

			Industrials—1.9%
B-	4,000		Fasten Tech, Inc., 11.50%, 5/01/11	4,080,000
B-	1,880		NationsRent Cos., Inc., 9.50%, 5/01/15	2,035,100
CCC+	1,955		Park-Ohio Industries, Inc., 8.375%, 11/15/14	1,847,475
B3	2,240	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	2,374,400
CCC+	1,415		Trimas Corp., 9.875%, 6/15/12	1,337,175
Caa1	2,000		United Rentals NA, Inc., 7.00%, 2/15/14	1,925,000

			Total Industrials	13,599,150

			Media—8.5%
			Affinion Group, Inc.,
B-	1,400	[4]	10.125%, 10/15/13	1,447,250
B-	850	[4]	11.50%, 10/15/15	871,250
B-	740		Allbritton Communications Co., 7.75%, 12/15/12	743,700
CCC	1,300		American Media Operations, Inc., 10.25%, 5/01/09	1,226,875
B+	800	[3]	Cablevision Systems Corp., 8.716%, 4/01/09	848,000
CCC+	3,500		CBD Media Inc., 8.625%, 6/01/11	3,556,875
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
Caa1	755		10.25%, 9/15/10	764,437
Caa1	865	[4]	10.25%, 9/15/10	868,244

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Media—(cont’d)
BBB+	$6,685	[2]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	$6,926,663
BB-	6,000	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	6,120,000
B	1,300		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	1,430,000
			Echostar DBS Corp.,
BB-	2,800		5.75%, 10/01/08	2,758,000
BB-	5,100	[2,3]	5.81%, 10/01/08	5,202,000
BB-	200	[4]	7.125%, 2/01/16	195,000
CCC+	5,000		Houghton Mifflin Co., 9.875%, 2/01/13	5,362,500
B+	820		Medianews Group, Inc., 6.875%, 10/01/13	746,200
B2	810	[4]	Network Communications, Inc., 10.75%, 12/01/13	832,275
B3	1,400		Nexstar Finance, Inc., 7.00%, 1/15/14	1,316,000
B2	2,000	[3,4]	Paxson Communications Corp., 8.32%, 1/15/12	2,052,500
			Primedia, Inc.,
B2	400		8.00%, 5/15/13	365,000
B2	1,200	[3]	9.165%, 5/15/10	1,230,000
BB-	970	[4]	Quebecor World, Inc., 8.75%, 3/15/16 (Canada)	940,782
B	4,000	[4]	RH Donnelley Corp., 8.875%, 1/15/16	4,115,000
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	2,040,000
B	460		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	405,961
Caa1	530		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	518,075
CCC+	300	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	297,000
			Vertis, Inc.,
B3	2,390		9.75%, 4/01/09	2,437,800
CCC	865		10.875%, 6/15/09	830,400
Caa2	3,280		Young Broadcasting, Inc., 10.00%, 3/01/11	3,009,400

			Total Media	59,457,187

			Real Estate—1.1%
BB	5,860	[2]	American Real Estate Partners, 8.125%, 6/01/12	6,050,450
BB+	2,000		Rouse Co., 5.375%, 11/26/13	1,850,536

			Total Real Estate	7,900,986

			Technology—3.0%
			Amkor Technology, Inc.,
CCC+	1,958		7.75%, 5/15/13	1,864,995
CCC+	1,100		9.25%, 2/15/08	1,160,500
B+	1,965		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,965,000
BB+	2,012		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	1,991,880
B+	430	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	474,613
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
Ba3	810	[3]	7.741%, 12/15/11 (Luxembourg)	814,050
B2	135		8.00%, 12/15/14 (Luxembourg)	125,550
B2	890	[4]	Sensata Technologies BV, 8.00%, 5/01/14	898,900
CCC+	910	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	971,425
BB	200		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	202,500
			Sungard Data Systems, Inc.,
B-	1,735	[3,4]	8.525%, 8/15/13	1,847,775
B-	665	[4]	9.125%, 8/15/13	711,550
B-	2,430	[4]	10.25%, 8/15/15	2,600,100
B	3,615		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,642,112
B-	1,530		UGS Corp., 10.00%, 6/01/12	1,675,350

			Total Technology	20,946,300

			Telecommunications—5.5%
NR	386		Centennial Cellular Operating Co., Zero Coupon, 2/09/11	391,006
BB-	1,420		Cincinnati Bell, Inc., 7.25%, 7/15/13	1,448,400
A-	5,000	[2]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,421,422
B3	860	[4]	Hawaiian Telcom Communications, Inc., 5/01/13	885,800
			Intelsat Ltd.,
B2	460		8.25%, 1/15/13 (Bermuda)	469,200
B2	1,470		8.625%, 1/15/15 (Bermuda)	1,530,638
B2	2,360	[3]	9.614%, 1/15/12 (Bermuda)	2,401,300

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Lucent Technologies, Inc.,
B1	$105		6.45%, 3/15/29	$92,925
B1	3,830		6.50%, 1/15/28	3,360,825
B+	3,850	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16	4,004,000
B2	200		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	186,750
B1	3,517		PanAmSat Corp., 9.00%, 8/15/14	3,701,642
BB	4,000	[3]	Qwest Communications Intl., Inc., 6.768%, 2/15/09	4,090,000
			Qwest Corp.,
BB+	2,500	[3]	7.741%, 6/15/13	2,725,000
BB+	1,000		7.875%, 9/01/11	1,047,500
BB+	3,675		9.125%, 3/15/12	4,033,312
BB+	460		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	474,950
B2	375	[3]	Rural Cellular Corp., 8.991%, 3/15/10	382,969
B+	1,500	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,646,250

			Total Telecommunications	38,293,889

			Transportation—0.7%
Ba3	520		American Airlines, Inc., 7.324%, 4/15/11	504,400
B	1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,745,012
BB-	655	[4]	Hertz Corp., 8.875%, 1/01/14	696,756
B3	111		Horizon Lines LLC, 9.00%, 11/01/12	115,579
B+	190		OMI Corp., 7.625%, 12/01/13	195,225
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,802,625

			Total Transportation	5,059,597

			Total Corporate Bonds	427,897,894

			Bank Loans—51.1%
			Aerospace & Defense—0.8%
	980		Arinc, Inc., Loan B, LIBOR + 2.00%, 2/15/11	981,225
	895		Camp Acquisition Co., Loan A, LIBOR + 3.25%, 8/30/11	897,486
	1,980		Dyncorp International LLC, Loan B, LIBOR + 2.75%, 1/31/11	2,003,100
	1,458		Transdigm, Inc., LIBOR + 2.25%, 4/12/11	1,475,061

			Total Aerospace & Defense	5,356,872

			Automotive—1.5%
	500		Dana Corp., LIBOR, 4/12/08	503,750
	1,224		Dayco Products, LLC, Loan B, LIBOR + 3.00%, 6/30/10	1,236,745
			Goodyear Tire & Rubber Co. (The),
	500		LIBOR + 2.75%, 4/01/10	506,667
	2,000		LIBOR + 3.50%, 4/01/11	2,027,500
	748		IAP Worldwide Services, Inc., LIBOR + 3.00%, 12/31/12	755,606
	1,000		Lear Corp., LIBOR + 2.50%, 3/23/12	1,003,000
	926		Metaldyne Co. LLC, Loan D, LIBOR + 4.50%, 12/31/09	942,196
	498		Precision Parts Intl., Loan B, LIBOR + 3.75%, 10/15/11	498,744
	517		Tenneco Automotive, Inc., Loan B1, LIBOR + 2.25%, 12/12/10	523,254
	2,469		TRW Automotive Acquisitions Corp., Loan B, LIBOR + 1.50%, 6/30/12	2,472,865

			Total Automotive	10,470,327

			Basic Materials—4.8%
			Basell NV,
	500		Loan B2, LIBOR + 2.50%, 9/30/13	507,083
	500		Loan C2, LIBOR + 3.00%, 9/30/14	507,083
	993		Berry Plastics Corp., LIBOR + 2.00%, 7/22/10	1,000,358
	877		Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/31/11	887,357
	2,190		Celanese, AG, LIBOR + 2.00%, 6/03/11	2,221,741
	3,000		Cognis Deutschland, LIBOR + 4.75%, 11/15/13	3,052,500
	969		Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	974,451
	4,239		Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/15/12	4,261,039
			Ineos Group Ltd.,
	3,250		Loan A4, LIBOR + 2.25%, 12/16/12-12/16/13	3,281,707
	1,750		Loan A4, LIBOR + 2.75%, 12/16/14	1,774,339

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Basic Materials—(cont’d)
	Invista B.V.,
$1,359	Loan B1, LIBOR + 1.75%, 4/30/11	$1,370,054
691	Loan B2, LIBOR + 1.75%, 4/30/11	694,140
2,000	ISP Chemco, Inc., LIBOR + 1.75%, 2/28/13	2,015,626
600	John Maneely Co., Loan B, LIBOR + 3.00%, 3/31/13	609,250
2,474	Nalco Co., Loan B, LIBOR + 1.75%, 11/01/10	2,500,425
495	PQ Corp., LIBOR + 2.00%, 2/28/12	501,394
990	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	1,001,602
	SP Newsprint,
601	LIBOR + 2.25%, 1/08/10	608,203
1,611	Loan B, LIBOR + 2.25%, 1/09/10	1,631,250
4,000	UPC Technology Corp., LIBOR + 2.00%, 12/31/13	4,030,416

	Total Basic Materials	33,430,018

	Building & Development—1.4%
239	Atrium Companies, Inc., LIBOR + 3.25%, 12/30/11	239,620
1,500	Custom Building Products, Inc., LIBOR + 5.00%, 4/30/12	1,503,750
250	Euramax International, Inc., LIBOR + 7.00%, 7/15/13	248,750
1,250	Harmon Koval, 3.25%, 12/31/06	1,253,125
479	Maxim Crane Works LP, LIBOR + 2.00%, 1/28/10	484,808
	Nacco Industries, Inc.,
500	LIBOR + 2.00%, 3/31/13	504,375
500	LIBOR + 2.00%, 4/15/13	500,000
492	Nortek, Inc., Loan B, LIBOR + 2.00%, 8/24/11	495,842
	Ply Gem Industries, Inc.,
94	CND, LIBOR + 2.25%, 8/15/11	94,570
1,406	USD, LIBOR + 2.25%, 8/15/11	1,418,555
950	Rhodes Ranch, LIBOR + 3.25%, 11/15/10	954,750
1,995	United Subcontractors, Inc., LIBOR + 3.00%, 12/31/12	1,995,000

	Total Building & Development	9,693,145

	Conglomerates—3.5%
500	AGY Holding Corp., LIBOR + 2.75%, 4/30/12	503,438
	Atlantis Plastics, Inc.,
995	LIBOR + 7.25%, 9/30/11	1,004,950
495	PRIME + 0.75%, 9/30/11	501,806
1,080	Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	1,087,807
1,975	Colfax Corp., Loan B, LIBOR + 2.00%, 11/30/11	2,000,165
3,107	Fidelity National Information Solutions, Inc., Loan B, LIBOR + 1.75%, 3/30/13	3,124,431
500	Gentek, Inc., 0.50%, 3/15/12	502,500
1,474	Honeywell Security, Loan B, LIBOR + 3.25%, 6/28/10	1,482,985
	Invensys Intl. Holdings Ltd.,
4,693	0.50%, 3/05/09-11/30/09	4,764,841
1,113	Loan B1, LIBOR + 3.50%, 8/30/09	1,124,335
	Jarden Corp.,
991	Loan B2, PRIME + 0.75%, 1/15/12	1,000,218
1,192	PRIME + 1.00%, 1/24/12	1,199,129
995	Mueller Group, Inc., Loan B, LIBOR + 2.25%, 9/30/12	1,007,438
367	Penn Engineering & Manufacturing, LIBOR + 2.50%, 4/30/11	370,295
1,345	Sensus Metering Systems, Inc., Loan B1, LIBOR + 2.50%, 12/30/09	1,353,023
872	St. John Knits International, Inc., Loan B, LIBOR + 2.50%, 3/30/12	880,266
2,481	Sungard Data Systems, Inc., Loan B, LIBOR + 2.50%, 1/05/13	2,508,943

	Total Conglomerates	24,416,570

	Consumer Products—9.5%
1,000	Aearo Technologies, Inc., LIBOR + 6.50%, 9/30/13	1,020,000
1,000	24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 3.00%, 6/30/12	1,011,667
465	Adams Outdoor Advertising LP, LIBOR + 2.00%, 10/15/12	470,770
1,050	Alimentation Couche-Tard, Inc., LIBOR + 1.75%, 12/31/10	1,060,500
496	Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	501,419
	Berkline Bench Craft,
1,000	LIBOR + 10.0%, 4/30/12	750,000
938	Loan B, LIBOR + 3.75%, 10/31/11	885,938

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Consumer Products—(cont’d)
$500	Buffets, Inc., LIBOR + 0.10%, 6/28/09	$502,500
1,995	Burger King Corp., Loan B1, LIBOR + 1.50%, 2/28/13	2,001,395
1,500	Burlington Coat Factory Warehouse Corp., Loan B, LIBOR, 4/15/13	1,494,000
496	Centerplate, Inc., PRIME + 1.25%, 10/15/10	499,962
1,500	Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	1,507,500
496	Chiquita Brands Intl., Inc., Loan C, LIBOR + 2.00%, 7/15/13	500,592
856	CKE Restaurants, Inc., LIBOR + 2.00%, 5/17/09	863,994
999	Coinmach Corp., Loan B1, LIBOR + 2.50%, 12/15/12	1,014,393
1,731	Commonwealth Brands, Inc., LIBOR + 2.25%, 12/15/12	1,751,381
1,000	Denny’s Corp., LIBOR + 5.13%, 9/25/10	1,030,000
494	Douglas Dynamics, LLC, LIBOR + 1.75%, 12/16/10	498,696
2,901	Dr. Pepper Bottling Co. of Texas, Inc., Loan B, LIBOR + 2.00%, 12/30/10	2,915,526
	Dunkin Brands, Inc.,
858	LIBOR + 4.25%, 3/01/07	855,992
2,157	LIBOR + 5.63%, 3/01/07	2,151,546
878	Eastman Kodak Co., Loan B2, 1.50%, 10/15/12	887,001
1,000	Easton Bell Sports, Inc., Loan B, LIBOR + 1.75%, 3/31/12	1,010,417
1,481	Eight O’Clock Coffee, Loan B, LIBOR + 3.00%, 12/15/06	1,492,359
648	Hertz Corp., LIBOR + 2.25%, 12/31/12	654,422
792	Keystone Foods Holdings LLC, LIBOR + 1.75%, 6/30/11	800,639
438	Knoll, Inc., LIBOR + 1.75%, 10/15/12	442,832
867	Language Line, Inc., Loan B, LIBOR + 4.25%, 6/14/11	868,832
1,645	Le-Natures, Inc., Loan B, LIBOR + 3.00%, 5/30/10	1,665,562
1,311	Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,317,716
500	MD Beauty, Inc., LIBOR + 7.00%, 7/10/13	502,500
2,738	Michael Foods, Inc., Loan B1, LIBOR + 2.00%, 11/30/10	2,766,779
646	Movie Gallery, Inc., Loan B, LIBOR + 5.25%, 4/30/11	594,652
1,661	Neiman-Marcus Group, Inc., LIBOR + 2.50%, 4/15/13	1,682,901
1,712	New Page, Loan B, LIBOR + 3.00%, 4/30/12	1,714,281
925	Nice Pak Products, LIBOR + 3.75%, 6/15/10	926,156
	Olympus Cable Holdings LLC,
2,000	Loan A, PRIME + 1.25%, 6/30/10	1,944,376
3,500	Loan B, PRIME + 2.00%, 9/30/10	3,421,250
1,500	Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.50%, 12/09/07	1,500,000
	Oriental Trading Co., Inc.,
500	LIBOR + 4.75%, 1/08/11	502,500
2,559	Loan B, LIBOR + 2.25%, 6/30/09	2,571,624
2,955	OSI Group LLC, Loan B, LIBOR + 2.00%, 9/15/11	2,985,782
748	Pantry, Inc., LIBOR + 1.75%, 12/29/11	755,139
948	PBM Products LLC, Loan B, LIBOR + 3.00%, 7/31/11	956,576
713	Pierre Foods, Inc., Loan B, LIBOR + 2.00%, 7/15/10	720,467
750	Pivotal Promontory LLC, LIBOR + 6.50%, 9/15/11	749,375
1,470	Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/07/11	1,486,538
478	Propex Fabric, Inc., Loan B, LIBOR + 2.25%, 8/30/12	480,274
3,452	R.H. Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	3,464,483
398	Sealy Mattress Co., Loan D, LIBOR + 1.75%, 8/06/12	402,586
603	Synventive Acquisition, Inc., LIBOR + 14.00%, 2/17/14	584,942
499	Travelcenters of America, Inc., Loan B, LIBOR + 1.75%, 6/30/11-11/30/11	503,364
948	Tupperware Corp., LIBOR + 1.50%, 11/07/12	948,387
500	Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	500,625
	Waterpik Technologies, Inc.,
750	PRIME + 5.50%, 10/15/13	761,250
500	PRIME + 1.25%, 4/15/13	502,500

	Total Consumer Products	66,356,858

	Containers & Packaging—2.3%
735	Bway Corp., LIBOR + 2.00%, 6/30/11	742,702
200	Covalence Specialty Materials Corp., LIBOR + 3.25%, 8/15/13	203,813
344	Flexsol Packaging Corp., LIBOR + 3.25%, 11/30/11	344,146
3,494	Georgia-Pacific Corp., LIBOR + 3.00%, 2/28/13-2/28/14	3,527,567

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Containers & Packaging—(cont’d)
	Graham Packaging Co. LP,
$1,975	Loan B, LIBOR + 2.25%, 10/01/11	$1,995,984
1,429	Loan C, LIBOR + 4.25%, 4/01/12	1,459,524
1,324	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	1,343,096
	Owens-Illinois Group, Inc.,
3,170	Loan A1, LIBOR + 2.75%, 6/30/07	3,172,666
589	Loan C1, LIBOR + 1.75%, 3/15/08	590,219
499	Ranpak Corp., Loan B, LIBOR + 2.50%, 12/31/11	503,114
568	Smurfit-Stone Container Corp., 0.50%, 11/15/10	574,741
1,960	Solo Cup, Inc., LIBOR + 2.50%, 2/27/11	1,978,783

	Total Containers & Packaging	16,436,355

	Ecological Services & Equipment—0.1%
500	Envirosolutions, Inc., LIBOR + 3.50%, 7/15/12	505,625

	Energy—3.4%
429	AES Corp., LIBOR + 1.75%, 4/30/08	431,786
746	Boart Longyear Co., LIBOR + 3.00%, 11/30/12	755,578
993	Cellnet Technology, Inc., Loan B, LIBOR + 3.00%, 4/30/12	1,006,147
1,493	Coffeyville Resources LLC, LIBOR + 2.50%, 7/15/12	1,512,866
365	Cogentrix Delaware Holdings, Inc., LIBOR + 1.75%, 4/30/12	368,589
249	Complete Production Services, Inc., Loan B, PRIME + 1.50%, 8/31/12	251,626
923	El Paso Corp., 0.50%, 11/30/09	932,622
1,496	Key Energy Services, Inc., Loan B, LIBOR + 3.25%, 8/15/12	1,513,707
1,000	LSP General Finance Company LLC, LIBOR, 4/15/13	1,006,250
500	MEG Energy Corp., Loan B, LIBOR, 4/15/13	505,250
340	MGG Holdings, LIBOR + 2.00%, 12/15/10	343,891
6,000	NRG Energy, LIBOR + 2.00%, 1/31/13	6,064,261
998	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	1,006,851
389	Petrohawk, LIBOR + 4.50%, 7/31/10	393,750
274	Pike Electric, Inc., Loan B, LIBOR + 1.50%, 6/30/12	276,760
1,000	Plum Point Energy Associates, Loan B, LIBOR + 3.25%, 3/14/14	1,008,750
1,990	Reliant Energy, Inc., LIBOR + 2.38%, 4/30/10	1,987,082
	SemCrude LP,
693	CND, LIBOR + 2.25%, 2/28/11	693,866
293	USD, LIBOR + 2.25%, 2/28/11	293,351
1,500	Trinidad Energy Services Income Trust, PRIME + 2.50%, 4/15/11	1,503,750
990	Universal Compression, Inc., LIBOR + 1.50%, 1/15/15	998,357
994	Wolf Hollow I LP, LIBOR + 2.25%, 6/15/12-6/22/12	1,002,538

	Total Energy	23,857,628

	Entertainment & Leisure—2.7%
983	Boyd Gaming Corp., Loan B, LIBOR + 1.50%, 5/14/11	991,711
3,237	CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/31/12	3,255,460
1,000	Century Theatres, Inc., LIBOR + 1.88%, 3/01/13	1,010,000
2,000	Greektown Casino LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,030,000
490	Green Valley Ranch Gaming LLC, Loan B, LIBOR + 2.00%, 12/01/10	494,335
498	Hit Entertainment Ltd., LIBOR + 2.25%, 8/31/12	500,485
1,234	Isle of Capri Casinos, Inc., LIBOR + 1.75%, 1/31/11	1,248,879
5,000	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 2.25%, 4/15/12	5,051,875
1,990	Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 5/31/12	2,013,631
1,099	Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,099,350
1,000	Wynn Las Vegas LLC, 1.00%, 12/31/11	1,009,167
	Yellowstone Mountain Club,
4	TBD	4,272
478	LIBOR + 2.38%, 10/15/10	478,197

	Total Entertainment & Leisure	19,187,362

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Financial Institutions—4.7%
$1,000	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	$1,007,500
750	Ameritrade, Loan B, LIBOR + 1.50%, 1/31/13	752,625
1,020	Arias Acquisitions, Inc., LIBOR + 3.75%, 7/30/11	1,014,900
500	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	506,041
4,000	Century Corp., PRIME + 2.00%, 12/31/09	3,900,000
1,280	Global Cash Access LLC, LIBOR + 1.75%, 3/15/10	1,293,221
994	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	1,005,167
	N.E.W. Holdings I LLC,
843	LIBOR + 3.00%, 7/15/11	851,454
250	LIBOR + 7.00%, 7/15/12	253,750
	Navistar Financial Corp.,
2,264	LIBOR + 5.00%, 2/28/09	2,272,491
3,236	LIBOR + 5.00%, 2/28/09	3,248,633
3,000	NTL, Inc., Loan A, LIBOR, 3/23/11	3,000,000
1,247	Professional Service, Inc., Loan B, LIBOR + 3.00%, 10/31/12	1,253,109
	Roller Bearing Co. of America,
2	TBD	1,667
259	Loan B, LIBOR + 2.75%, 7/30/11	259,167
6,000	Rouse Co., LIBOR + 1.30%, 8/21/06	6,000,000
1,000	Targa Resources, Inc., LIBOR + 2.25%, 10/31/07	1,000,417
	TPG Springs,
1,000	TBD, 3/22/13	1,816,985
1,000	Loan C, TBD, 3/22/14	1,826,103
450	Universal American Financial Corp., LIBOR + 2.25%, 5/25/09	451,125
910	USI Holdings Corp., Loan B, LIBOR + 2.30%, 7/30/08	917,629

	Total Financial Institutions	32,631,984

	Health Care—4.4%
1,995	CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12	1,981,284
2,955	Community Health Systems, Inc., LIBOR + 1.75%, 8/15/11	2,981,471
2,337	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	2,360,282
1,883	Davita, Inc., Loan B, LIBOR + 2.00%, 6/30/12	1,901,478
1,500	DJ Orthopedics, Inc., LIBOR + 1.50%, 4/15/13	1,505,625
796	Duloxetine Royalty Sub., LIBOR + 4.50%, 10/15/13	804,287
990	Eye Care Centers of America, Inc., LIBOR + 3.00%, 2/28/12	999,900
500	Global Healthcare Exchange LLC, Loan B, PRIME + 0.25%, 3/15/13	501,250
2,000	HealthSouth Corp., Loan B, LIBOR + 3.25%, 3/15/13	2,021,428
983	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/30/11	994,577
2,898	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	2,922,578
647	Kinetic Concepts, Inc., Loan B2, LIBOR + 1.75%, 8/05/10	653,943
1,000	Multiplan, Inc., LIBOR + 2.00%, 4/15/13	1,010,833
1,000	National Renal Institutes, Inc., Loan B, PRIME + 1.25%, 4/15/13	1,008,750
	Quintiles Transnational Corp.,
250	LIBOR + 2.00%, 3/31/14	254,141
1,000	LIBOR + 4.00%, 3/31/13	1,006,563
500	Radnet Management, Inc., Loan B, LIBOR + 4.00%, 3/15/11	498,750
990	Select Medical Corp., Loan B, LIBOR + 1.75%, 2/28/12	980,787
500	Triumph Healthcare, Inc., LIBOR + 8.50%, 9/15/12	470,000
995	Vanguard Health Holding Co. II, LIBOR + 2.25%, 9/30/11	1,006,822
	Warner Chilcott Corp.,
530	LIBOR + 2.75%, 1/18/11	532,997
2,162	Loan B, LIBOR + 2.75%, 1/18/11	2,174,157
871	Loan C, LIBOR + 2.75%, 1/18/11	876,079
402	Loan D, LIBOR + 2.75%, 1/18/11	404,724
983	Wellcare Holdings, LLC, LIBOR + 2.50%, 5/13/09	986,799

	Total Health Care	30,839,505

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Industrials—1.7%
$998	Acosta, Inc., LIBOR + 2.25%, 12/15/12	$1,007,475
213	Alderwoods Group, Inc., Loan B2, LIBOR + 2.00%, 9/29/09	214,348
998	Bolthouse Farms, Inc., LIBOR + 2.50%, 12/01/12	1,012,463
3,182	Buhrmann U.S., Inc., Loan D1, LIBOR + 1.75%, 12/30/10	3,215,881
2,000	Drummond Co., Inc., LIBOR + 1.25%, 2/15/12	1,998,750
658	Novelis, Inc., Loan B, LIBOR + 1.75%, 12/30/11	664,167
625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	624,219
1,748	Trimas Corp., Loan B, LIBOR + 3.75%, 12/31/09	1,772,503
1,049	United Rentals NA, Inc., LIBOR + 2.00%, 2/12/11	1,059,279
323	Worldspan LP, LIBOR + 2.75%, 6/30/07	324,025

	Total Industrials	11,893,110

	Media—4.7%
1,719	American Lawyers Media, Inc., 0.75%, 3/15/10	1,725,706
	Bresnan Communications Group LLC,
2	TBD	1,841
998	LIBOR + 2.00%, 10/15/13	1,010,659
4,000	Cablevision Systems Corp., LIBOR, 3/31/13	4,016,456
3,434	Charter Communications Operating LLC, Loan B, LIBOR + 3.25%, 4/30/11	3,439,027
	Dex Media West LLC,
874	Loan B1, LIBOR + 1.50%, 9/09/10	876,516
3,476	Loan B2, LIBOR + 1.50%, 9/01/09	3,488,671
2,333	DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 3/06/10	2,350,833
1,294	Emmis Communications Co., Loan B, PRIME + 0.75%, 5/15/12	1,300,777
2,568	Insight Midwest Holdings LLC, Loan C, LIBOR + 2.00%, 12/31/09	2,595,011
500	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	503,750
1,980	Mediacom Communications Corp., Loan C, LIBOR + 2.00%, 9/30/10	1,987,116
1,975	Mediacom Illinois LLC, Loan B, LIBOR + 1.75%, 3/31/13	1,983,025
1,936	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,942,639
500	NEP Supershooters LP, LIBOR + 8.00%, 8/01/11	495,000
1,926	Nexstar Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,932,289
750	Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 7/31/11	758,438
998	Triple Crown Media, Inc., LIBOR + 3.25%, 12/30/12	995,006
500	Wide Open West Finance LLC	500,000
1,957	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,974,796

	Total Media	33,877,556

	Publishing—0.1%
748	Endurance Business Media, Loan B, LIBOR + 2.25%, 3/15/12	750,930

	Real Estate—0.9%
	Kyle Acquisition Group LLC,
300	LIBOR + 2.00%, 7/31/10	302,625
431	Loan B, LIBOR + 2.00%, 7/31/08	435,122
1,000	Landsource Communities Development LLC, Loan B, LIBOR + 2.50%, 3/31/10	1,003,750
	Masonite Intl. Corp.,
247	CND, LIBOR + 2.00%, 3/31/13	245,316
248	USD, LIBOR + 2.00%, 3/31/13	245,733
606	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	610,526
2,250	Trizec Properties LLC, LIBOR + 1.40%, 4/06/07	2,248,594
1,000	Williams Scotsman, Inc., Loan B, LIBOR + 2.25%, 6/30/10	1,006,667

	Total Real Estate	6,098,333

	Technology—1.0%
750	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	755,860
377	Coinstar, Inc., LIBOR + 2.25%, 7/15/11	381,404
495	Federal IT Systems, Inc., LIBOR + 2.75%, 4/30/11	499,022
1,000	Nuance Communications, Inc., LIBOR + 2.00%, 12/29/13	1,006,667
2,500	Sensata Technologies BV, LIBOR + 1.75%, 4/30/13	2,513,282
1,434	Verifone, Inc., Loan B, LIBOR + 1.75%, 6/30/11	1,441,081
216	Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	216,031

		6,813,347

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)		Description	Value

		Telecommunications—3.1%
$1,000		Alaska Communications Systems Holdings, Inc., LIBOR + 1.75%, 1/31/12	$1,008,000
1,000		Atlantic Broadband Finance LLC, Loan B1, LIBOR + 2.75%, 1/30/11	1,014,375
650		Cavalier Telecom, Loan B, LIBOR + 4.50%, 3/31/12	662,187
991		Centennial Cellular Operating Co., LIBOR + 2.25%, 2/09/11	1,003,945
		Communication Supply Corp.,
96		LIBOR + 0.75%, 2/28/12	96,394
404		LIBOR + 2.75%, 2/28/12	404,856
1,481		Consolidated Communications, Inc., Loan D, LIBOR + 1.75%, 4/07/12	1,494,211
500		Country Road Communications LLC, LIBOR, 6/30/13	506,250
750		Fairpoint Communications, Inc., LIBOR + 1.75%, 2/15/12	754,125
988		Intelsat Zeus Ltd., 0.75%, 7/31/11	994,598
2,000		Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	2,017,084
		IPC Acquisition Corp.,
959		LIBOR + 2.75%, 8/15/11	972,056
500		LIBOR + 7.25%, 8/15/12	507,916
1,000		Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/31/12	1,010,938
2,273		Nextel Partners Operating Corp., Loan D, LIBOR + 1.50%, 5/31/12	2,273,200
		Ntelos, Inc.,
1,493		LIBOR + 2.50%, 2/24/10	1,512,649
748		LIBOR + 5.00%, 2/24/12	760,984
2,000		Qwest Corp., Loan A, LIBOR + 4.75%, 6/30/07	2,044,584
1,933		Valor Telecommunication Enterprises II LLC, Loan B, LIBOR + 1.75%, 2/28/12	1,935,750
1,000		Wind Acquisition Finance SA, TBD, 6/17/12	1,259,347

		Total Telecommunications	22,233,449

		Transportation—0.5%
875		Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 4/15/08	888,437
721		Sirva Worldwide, Inc., LIBOR + 4.50%, 11/30/10	718,145
606		Transport Industries LP, Loan B, LIBOR + 2.50%, 9/30/11	614,563
		UAL Corp.,
125		LIBOR + 3.75%, 6/30/06	126,813
875		Loan B, LIBOR + 3.75%, 1/31/12	887,688

		Total Transportation	3,235,646

		Total Bank Loans	358,084,620

		Mortgage Pass-Through Securities—20.9%
		Federal National Mortgage Assoc.,
38		5.00%, 6/01/20-7/01/20	37,084
896	[2]	5.00%, 8/01/20	873,256
494		5.50%, 12/01/28-10/01/33	481,117
9,773	[2]	5.50%, 11/01/33	9,519,280
17,000	[2]	7.25%, 1/15/10	18,122,928
120,700		TBA, 5.00%, 5/16/21	117,493,967

		Total Mortgage Pass-Through Securities	146,527,632

		Interest Only Asset-Backed Securities—1.0%
		Sterling Coofs Trust,
48,972		Ser. 1, 2.362%, 4/15/29	3,428,067
54,298		Ser. 2, 1.00%, 3/30/30	3,800,841

		Total Interest Only Asset-Backed Securities	7,228,908

		Asset-Backed Securities—1.5%
2,379	[2]	Honda Auto Receivables Class A3, 2.30%, 10/18/07	2,362,514
7,910	[2]	MBNA Credit Card Master Note Trust, 5.75%, 10/15/08	7,912,249

		Total Asset-Backed Securities	10,274,763

		Collateralized Mortgage Obligations—1.9%
		GSR Mortgage Loan Trust,
7,181	[2,3]	Ser. 10, Class 2A1, 4.506%, 10/25/33	6,835,937
7,160	[2,3]	Ser. 13, Class 1A1, 4.531%, 10/25/33	6,805,234

		Total Collateralized Mortgage Obligations	13,641,171

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			U.S. Government and Agency Securities—5.3%
			U.S. Treasury Notes,
	$20,425	[2]	3.375%, 9/15/09	$19,643,425
	10,000	[2]	3.75%, 3/31/07	9,895,313
	6,000	[2]	3.875%, 5/15/09	5,832,188
	1,815	[2]	4.25%, 8/15/15	1,707,234

			Total U.S. Government and Agency Securities	37,078,160

			Foreign Government Bonds—2.4%
BB-	952		Bolivarian Republic of Venezuela, 4.563%, 12/18/07	952,319
BB	5,000	[2]	Republic of Colombia, 9.75%, 4/23/09	5,505,000
BB	5,000		Republic of Peru, 9.125%, 2/21/12	5,555,000
BB-	5,000		Republic of Turkey, 11.375%, 11/27/06	5,162,500

			Total Foreign Government Bonds	17,174,819

	Units (000)

			Warrants—0.0%
	10	[7,8]	Reliant Resources, Inc., Expires 8/25/08, strike price $0.001, 1 share for 1 warrant	62,769

			Total Long-Term Investments (cost $1,013,480,006)	1,017,970,736

	Principal Amount (000)

			SHORT-TERM INVESTMENTS—0.9%
			Commercial Paper—0.9%
	2,760	[9]	Ford Motor Credit Co., 4.84%, 5/02/06	2,760,000
	3,620	[9]	General Motors Acceptance Corp., 4.84%, 5/02/06	3,620,000

			Total Short-Term Investments (cost $6,380,000)	6,380,000

			Total Investments—146.0% (cost $1,019,860,00610)	$1,024,350,736
			Liabilities in excess of other assets—(46.0)%	(322,870,026)

			Net Assets—100%	$701,480,710

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[3]	Variable rate security. Rate shown is interest rate as of April 30, 2006.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 10.8% of its net assets, with a current market value of $75,520,012, in securities restricted as to resale.

[5]	Illiquid security. As of April 30, 2006, the Trust held 0.9% of its net assets, with a current market value of $6,613,922 in these securities.
[6]	Issuer is in default and/or bankruptcy.
[7]	Security is fair valued.
[8]	Non-income producing security.
[9]	Rate shown is the yield to maturity as of April 30, 2006.
[10]

Cost for Federal income tax purposes is $1,020,072,728. The net unrealized appreciation on a tax basis is $4,278,008, consisting of $13,603,272 gross unrealized appreciation and $9,325,264 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

CND — Canadian Dollar
TBA — To Be Announced
TBD — To Be Determined
USD — U.S. Dollar

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2006

BlackRock Strategic Bond Trust (BHD)

Rating[1]	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—121.9%
			Corporate Bonds—114.7%
			Aerospace & Defense—7.9%
NR	$250		AAR Corp., 8.39%, 5/15/11	$252,500
			BE Aerospace, Inc.,
BB-	195		8.50%, 10/01/10	207,919
B	65		8.875%, 5/01/11	67,844
B-	1,275		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,332,375
B	80		DRS Technologies, Inc., 7.625%, 2/01/18	81,600
A-	2,000		Lockheed Martin Corp., 8.50%, 12/01/29	2,527,455
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,060,409
BBB	650		Raytheon Co., 4.85%, 1/15/11	629,453
BB	350		Sequa Corp., 8.875%, 4/01/08	365,750
A+	1,000		United Technologies Corp., 6.35%, 3/01/11	1,035,829

			Total Aerospace & Defense	7,561,134

			Automotive—3.0%
BB+	35		ArvinMeritor, Inc., 8.75%, 3/01/12	35,788
			Autonation, Inc.,
BB+	110	[2]	7.00%, 4/15/14	110,550
BB+	110	[2,3]	7.045%, 4/15/13	111,925
			Avis Budget Car Rental LLC,
BB-	20	[2,3]	7.576%, 5/15/14	20,575
BB-	55	[2]	7.75%, 5/15/16	56,100
A3	1,000	[4]	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,053,616
CCC	60		Dura Operating Corp., 8.625%, 4/15/12	51,000
B	500		General Motors Corp., 8.25%, 7/15/23	362,500
B-	30		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	29,550
B+	145		Lear Corp., 8.11%, 5/15/09	142,462
CCC+	310		Metaldyne Corp., 10.00%, 11/01/13	299,150
B	70		Tenneco, Inc., 8.625%, 11/15/14	70,875
BB-	492		TRW Automotive, Inc., 9.375%, 2/15/13	528,900

			Total Automotive	2,872,991

			Basic Materials—6.9%
B+	30		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	30,300
B+	280		AK Steel Corp., 7.75%, 6/15/12	283,500
B	80	[2,3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.577%, 7/15/10	81,800
BB-	60	[3]	Bowater, Inc., 7.91%, 3/15/10	60,600
NR	2,175		Caraustar Industries, Inc., 9.875%, 4/01/11	2,289,187
BB+	20		Chemtura Corp., 6.875%, 6/01/16	19,950
			Domtar, Inc., (Canada)
B+	40		7.125%, 8/15/15	36,300
B+	140		7.875%, 10/15/11	135,800
B+	120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	121,050
			Huntsman LLC,
B2	99		11.50%, 7/15/12	113,355
Ba3	50		11.625%, 10/15/10	56,375
B2	185	[3]	12.318%, 7/15/11	193,787
BB	70		IMC Global, Inc., 10.875%, 6/01/08	75,425
B-	595	[2]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	563,019
CCC+	1,155		Innophos, Inc., 8.875%, 8/15/14	1,189,650
			Lyondell Chemical Co.,
BB+	177		9.50%, 12/15/08	184,080
BB+	130		10.50%, 6/01/13	145,600
B-	55		Nalco Co., 8.875%, 11/15/13	56,788
B3	210		NewPage Corp., 10.00%, 5/01/12	225,225
BB+	355	[3]	Nova Chemicals Corp., 8.405%, 11/15/13 (Canada)	357,219

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
			Rhodia SA, (France)
CCC+	$235		8.875%, 6/01/11	$243,812
B3	20		10.25%, 6/01/10	22,350
BBB	169		Weyerhaeuser Co., 6.125%, 3/15/07	170,036

			Total Basic Materials	6,655,208

			Building & Development—2.9%
B-	75		Ahern Rentals, Inc., 9.25%, 8/15/13	78,187
BB+	1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	1,038,750
B2	150	[2]	Compression Polymers Corp., 10.50%, 7/01/13	153,750
B-	595		ERICO Intl. Corp., 8.875%, 3/01/12	612,850
B-	665		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	666,662
			North American Energy Partners, Inc., (Canada)
Caa1	55		8.75%, 12/01/11	53,763
B	200		9.00%, 6/01/10	212,000

			Total Building & Development	2,815,962

			Conglomerates—0.4%
A+	325		Honeywell Intl., Inc., 7.50%, 3/01/10	347,693

			Consumer Products—8.3%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	88,200
B+	2,245		Cenveo Corp., 9.625%, 3/15/12	2,402,150
B-	265		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	232,537
BBB+	1,000		General Mills, Inc., 5.125%, 2/15/07	997,850
B	320		Gold Kist, Inc., 10.25%, 3/15/14	337,600
B-	580	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	555,350
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	380,475
B	270	[3]	Levi Strauss & Co., 9.74%, 4/01/12	281,475
CCC-	105		Movie Gallery, Inc., 11.00%, 5/01/12	55,125
B3	30	[2,3]	Nutro Products, Inc., 9.23%, 10/15/13	30,600
B	500		Pantry, Inc., 7.75%, 2/15/14	507,500
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	96,500
B-	540	[2]	Rite Aid Corp., 6.125%, 12/15/08	530,550
B	1,400		Sonic Automotive, Inc., 8.625%, 8/15/13	1,442,000

			Total Consumer Products	7,937,912

			Containers & Packaging—1.3%
B1	400	[2]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	409,000
CCC+	55		Graham Packaging Co., Inc., 8.50%, 10/15/12	56,238
B-	70	[2]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	71,400
CCC+	515	[2]	Pregis Corp., 12.375%, 10/15/13	540,106
B+	180		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	184,950

			Total Containers & Packaging	1,261,694

			Ecological Services & Equipment—2.5%
BB-	265		Allied Waste NA, Inc., 5.75%, 2/15/11	253,075
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,595,625
CCC	550		Waste Services, Inc., 9.50%, 4/15/14	570,625

			Total Ecological Services & Equipment	2,419,325

			Energy—13.7%
			ANR Pipeline Co.,
B	185		7.375%, 2/15/24	190,088
B	655		9.625%, 11/01/21	785,181
B2	245		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	253,575
B	130	[2]	Chaparral Energy, Inc., 8.50%, 12/01/15	133,900
BB	20	[2]	Chesapeake Energy Corp., 6.875%, 11/15/20	19,700
B-	270		Clayton Williams Energy, Inc., 7.75%, 8/01/13	254,475
			CMS Energy Corp.,
BB-	95		7.50%, 1/15/09	97,613
BB-	85		8.50%, 4/15/11	91,163
BB-	90		9.875%, 10/15/07	95,288
BB-	120		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	123,900

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			Compton Petroleum Finance Corp.,
B	$150		7.625%, 12/01/13	$148,688
B	250	[2]	7.625%, 12/01/13 (Canada)	247,812
A1	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,105,415
BBB+	1,000	[4]	Dominion Resources, Inc., 5.70%, 9/17/12	987,211
B2	470		Dresser, Inc., 9.375%, 4/15/11	492,912
BBB	250		DTE Energy Co., 7.05%, 6/01/11	261,631
B	130		Dynegy Danskammer LLC, 7.27%, 11/08/10	132,600
			El Paso Corp.,
B-	165		7.75%, 1/15/32	164,588
B-	205		7.80%, 8/01/31	203,975
B-	165	[2]	9.625%, 5/15/12	182,325
B-	100	[2]	10.75%, 10/01/10	111,750
B	175		El Paso Natural Gas Co., 8.375%, 6/15/32	193,812
Ba2	33		Elwood Energy LLC, 8.159%, 7/05/26	35,121
B-	215		Exco Resources, Inc., 7.25%, 1/15/11	212,312
BBB-	1,075		FirstEnergy Corp., 7.375%, 11/15/31	1,168,006
BB	60		Grant Prideco, Inc., 6.125%, 8/15/15	57,600
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	100	[2]	7.75%, 11/01/15	98,500
B	97	[2]	10.50%, 9/01/10	105,730
B-	195		KCS Energy, Inc., 7.125%, 4/01/12	196,462
			Midwest Generation LLC,
B+	561		8.56%, 1/02/16	602,741
Ba3	370		8.75%, 5/01/34	399,600
			Mirant Americas Generation LLC,
B	50		8.30%, 5/01/11	51,625
B	110		8.50%, 10/01/21	110,825
B	280		9.125%, 5/01/31	294,000
B2	120		Mission Energy Holdings Co., 13.50%, 7/15/08	136,500
			NRG Energy, Inc.,
B1	50		7.25%, 2/01/14	50,250
B1	285		7.375%, 2/01/16	287,137
A-	250		Occidental Petroleum Corp., 6.75%, 1/15/12	265,555
B-	110	[2]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	115,775
B-	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	159,075
Baa2	1,000		Progress Energy, Inc., 7.75%, 3/01/31	1,137,893
			Reliant Energy, Inc.,
BB-	285		6.75%, 12/15/14	259,350
BB-	130		9.25%, 7/15/10	132,275
B-	400	[2]	Targa Resources, Inc., 8.50%, 11/01/13	406,000
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	30,750
B3	120	[2]	Verasun Energy Corp., 9.875%, 12/15/12	127,800
B2	60		Whiting Petroleum Corp., 7.00%, 2/01/14	59,400
			Williams Cos., Inc.,
BB+	100		7.125%, 9/01/11	102,500
BB+	210		8.75%, 3/15/32	241,500

			Total Energy	13,121,884

			Entertainment & Leisure—4.0%
B3	200	[2]	AMC Entertainment, Inc., 11.00%, 2/01/16	214,000
B3	250	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	261,875
BB	195		MGM Mirage, 6.00%, 10/01/09	192,075
B	55		Poster Financial Group, Inc., 8.75%, 12/01/11	58,025
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,095,000
BBB-	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,650,000
B+	70	[2]	San Pasqual Casino, 8.00%, 9/15/13	70,700
BB-	190		Seneca Gaming Corp., 7.25%, 5/01/12	190,000
B+	140		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	135,800

			Total Entertainment & Leisure	3,867,475

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Financial Institutions—24.0%
AA	$185	[2]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	$184,959
BB	230		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	228,850
Aa3	650	[2]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	724,554
B	190		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	209,000
A+	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	325,012
B2	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (Cayman Islands)	2,095,000
AA+	3,000	[4]	Citigroup, Inc., 5.75%, 5/10/06	3,000,436
BB	590		Crum & Forster Holdings Corp., 10.375%, 6/15/13	613,600
B+	110		E*Trade Financial Corp., 7.375%, 9/15/13	111,925
			Fairfax Financial Holdings Ltd., (Canada)
BB	300		6.875%, 4/15/08	292,500
BB	180		7.75%, 4/26/12	171,000
			Ford Motor Credit Co.,
BB	750		5.80%, 1/12/09	679,251
BB	1,600	[3]	6.638%, 1/15/10	1,448,766
BB	75		7.25%, 10/25/11	67,233
AAA	2,000	[4]	General Electric Capital Corp., 3.45%, 7/16/07	1,958,342
BB	330		General Motors Acceptance Corp., 6.875%, 8/28/12	305,173
AA	1,500	[4]	HSBC Bank USA, Inc., 3.875%, 9/15/09	1,434,252
B-	225		K&F Acquisition, Inc., 7.75%, 11/15/14	230,063
AAA	850	[4]	KFW Intl. Finance, Inc., 5.25%, 6/28/06	849,928
A	325		MetLife, Inc., 6.125%, 12/01/11	333,018
B2	565	[2]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	559,350
			Rainbow National Services LLC,
B+	210	[2]	8.75%, 9/01/12	224,175
B+	2,245	[2]	10.375%, 9/01/14	2,520,013
Caa1	655		Standard Aero Holdings, Inc., 8.25%, 9/01/14	579,675
AA+	855	[5]	Structured Asset Receivable Trust, 1.649%, 1/21/10	855,429
AAA	1,000	[2]	TIAA Global Markets, Inc., 3.875%, 1/22/08	977,386
B-	50	[3]	Universal City Florida Holding Co. I/II, 9.899%, 5/01/10	51,875
Aa1	2,000	[4]	Wells Fargo & Co., 3.50%, 4/04/08	1,937,382
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,500

			Total Financial Institutions	23,023,647

			Health Care—5.6%
B	280	[2]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	281,400
NR	10	[6]	Curative Health Services, Inc., 10.75%, 5/01/11	6,250
CCC	65		MedQuest, Inc., 11.875%, 8/15/12	54,275
AA	1,000	[4]	Merck & Co., Inc., 4.375%, 2/15/13	918,974
B3	110		Select Medical Corp., 7.625%, 2/01/15	100,375
B	215		Tenet Healthcare Corp., 6.875%, 11/15/31	176,838
B	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,597,500
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	301,962
A-	1,000		WellPoint, Inc., 5.95%, 12/15/34	933,662
A	1,000		Wyeth, 6.50%, 2/01/34	1,016,586

			Total Health Care	5,387,822

			Industrials—2.6%
B-	300		NationsRent Cos., Inc., 9.50%, 5/01/15	324,750
CCC+	700		Park-Ohio Industries, Inc., 8.375%, 11/15/14	661,500
B3	350	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	371,000
CCC+	440		Trimas Corp., 9.875%, 6/15/12	415,800
Caa1	775		United Rentals NA, Inc., 7.00%, 2/15/14	745,937

			Total Industrials	2,518,987

			Media—13.0%
NR	1,000	[6]	Adelphia Communications Corp., 10.50%, 7/15/04	485,000
			Affinion Group, Inc.,
B-	345	[2]	10.125%, 10/15/13	356,644
B-	140	[2]	11.50%, 10/15/15	143,500
B-	165		Allbritton Communications Co., 7.75%, 12/15/12	165,825
CCC	355		American Media Operations, Inc., 10.25%, 5/01/09	335,031

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Media—(cont’d)
BBB+	$1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	$1,090,804
B+	120	[3]	Cablevision Systems Corp., 9.62%, 4/01/09	127,200
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
Caa1	315		10.25%, 9/15/10	318,938
Caa1	105	[2]	10.25%, 9/15/10	105,394
BBB+	1,000	[4]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,036,150
BB-	200		CSC Holdings, Inc., 7.875%, 12/15/07	204,000
			Echostar DBS Corp.,
BB-	550		5.75%, 10/01/08	541,750
BB-	45	[2]	7.125%, 2/01/16	43,875
BB-	200	[3]	8.24%, 10/01/08	204,000
B+	130		Medianews Group, Inc., 6.875%, 10/01/13	118,300
B2	130	[2]	Network Communications, Inc., 10.75%, 12/01/13	133,575
BBB	1,500	[4]	News America, Inc., 6.20%, 12/15/34	1,374,593
B3	350		Nexstar Finance, Inc., 7.00%, 1/15/14	329,000
B2	500	[2,3]	Paxson Communications Corp., 8.318%, 1/15/12	513,125
			Primedia, Inc.,
B2	80		8.00%, 5/15/13	73,000
B2	270	[3]	10.545%, 5/15/10	276,750
BB-	230	[2]	Quebecor World, Inc., 8.75%, 3/15/16 (Canada)	223,072
B	990	[2]	RH Donnelley Corp., 8.875%, 1/15/16	1,018,462
B	70		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	61,777
Caa1	200		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	195,500
BBB+	1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,072,556
CCC+	75	[2]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	74,250
			Vertis, Inc.,
B3	445		9.75%, 4/01/09	453,900
CCC	370		10.875%, 6/15/09	355,200
BBB	85		Viacom, Inc., 6.625%, 5/15/11	87,600
Caa2	980		Young Broadcasting, Inc., 10.00%, 3/01/11	899,150

			Total Media	12,417,921

			Real Estate—2.6%
BB	860		American Real Estate Partners, 8.125%, 6/01/12	887,950
A	500		ERP Operating LP, 6.95%, 3/02/11	526,603
Ba3	1,000		Felcore Lodging LP, 8.50%, 6/01/11	1,075,000

			Total Real Estate	2,489,553

			Technology—5.0%
			Amkor Technology, Inc.,
CCC	70		5.00%, 3/15/07	69,137
CCC+	370		9.25%, 2/15/08	390,350
B+	565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	565,000
B+	100	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	110,375
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., (Luxembourg)
Ba3	160		6.875%, 12/15/11	152,800
B2	20		8.00%, 12/15/14	18,600
Ba3	300	[3]	8.16%, 12/15/11	301,500
B2	140	[2]	Sensata Technologies BV, 8.00%, 5/01/14	141,400
CCC+	295	[2]	SS&C Technologies, Inc., 11.75%, 12/01/13	314,913
BB	50		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	50,625
			Sungard Data Systems, Inc.,
B-	160	[2]	9.125%, 8/15/13	171,200
B-	410	[2,3]	9.431%, 8/15/13	436,650
B-	580	[2]	10.25%, 8/15/15	620,600
B	990		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	997,425
B-	370		UGS Corp., 10.00%, 6/01/12	405,150

			Total Technology	4,745,725

			Telecommunications—9.3%
BB-	190		Cincinnati Bell, Inc., 7.25%, 7/15/13	193,800
B3	130	[2]	Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	133,900

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Intelsat Ltd., (Bermuda)
B2	$50		8.25%, 1/15/13	$51,000
B2	240		8.625%, 1/15/15	249,900
B2	295	[3]	9.614%, 1/15/12	300,162
			Lucent Technologies, Inc.,
B1	25		6.45%, 3/15/29	22,125
B1	905		6.50%, 1/15/28	794,137
B+	500	[2]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16	520,000
B2	160		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	149,400
B1	125		PanAmSat Corp., 9.00%, 8/15/14	131,563
			Qwest Corp.,
BB+	200		7.875%, 9/01/11	209,500
BB+	3403		8.16%, 6/15/13	370,600
BB+	85		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	87,763
A	1,500	[4]	SBC Communications, Inc., 6.45%, 6/15/34	1,459,898
BBB+	1,000		Telecom Italia Capital SA, 4.95%, 9/30/14 (Luxembourg)	914,857
A+	2,000	[4]	Verizon New England, Inc., 6.50%, 9/15/11	2,029,823
A+	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,069,713
B+	250	[2]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	274,375

			Total Telecommunications	8,962,516

			Transportation—1.7%
Ba3	125		American Airlines, Inc., 7.324%, 4/15/11	121,250
A-	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	547,537
B	475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	483,312
BB-	40	[2]	Hertz Corp., 8.875%, 1/01/14	42,550
B3	39		Horizon Lines LLC, 9.00%, 11/01/12	40,609
B+	50		OMI Corp., 7.625%, 12/01/13	51,375
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	317,250

			Total Transportation	1,603,883

			Total Corporate Bonds	110,011,332

			U.S. Government and Agency Securities—5.1%
	410		U.S. Treasury Bonds, 5.375%, 2/15/31	416,406
			U.S. Treasury Notes,
	1,010	[4]	2.50%, 5/31/06	1,008,106
	933	[4]	2.625%, 11/15/06	921,192
	810	[4]	4.125%, 8/15/10	785,953
	1,000	[4]	4.25%, 8/15/13	954,219
	75		4.25%, 8/15/15	70,547
	710	[4]	4.75%, 5/15/14	696,909

			Total U.S. Government and Agency Securities	4,853,332

			Foreign Government Bond—1.2%
Baa1	1,000		United Mexican States, 8.125%, 12/30/19	1,152,500

			Supranational—0.9%
AAA	850	[4]	European Investment Bank, 4.875%, 9/06/06 (Luxembourg)	848,863

			Total Investments—121.9% (cost $117,648,6687)	$116,866,027
			Liabilities in excess of other assets—(21.9)%	(20,991,212)

			Net Assets—100%	$95,874,815

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2006, the Trust held 17.3% of its net assets, with a current market value of $16,551,289, in securities restricted as to resale.

[3]	Variable rate security. Rate shown is interest rate as of April 30, 2006.
[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[5]	Illiquid security. As of April 30, 2006, the Trust held 0.9% of its net assets, with a current market value of $855,428 in these securities.
[6]	Issuer is in default and/or bankruptcy.
[7]

Cost for Federal income tax purposes is $117,709,536. The net unrealized depreciation on a tax basis is $843,509, consisting of $2,224,866 gross unrealized appreciation and $3,068,375 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) April 30, 2006

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Assets

Investments at value[2]	$42,475,879	$364,635,493
Investment in affiliates	21,008	78,040
Cash	34,885	15,953
Foreign currency at value[3]	—	3,943,936
Receivable from investments sold	—	3,717,673
Variation margin receivable	—	138,425
Deposits with brokers as collateral for borrowed bonds	—	3,781,731
Interest receivable	421,886	5,732,457
Unrealized appreciation on interest rate swaps	—	1,271,645
Other assets	249	2,927

	42,953,907	383,318,280

Liabilities

Reverse repurchase agreement	—	6,238,469
Payable to custodian	—	—
Payable for investments purchased	—	9,420,649
Payable for dollar rolls	—	1,358,654
Variation margin payable	—	—
Unrealized loss on foreign currency exchange contracts	—	87,119
Loan payable	—	—
Investments sold short at value[4]	—	—
Outstanding options written at value[5]	—	2,423,139
TBA sale commitments	—	—
Unrealized depreciation on credit default swaps	—	25,729
Interest payable	—	1,089,591
Interest rate floors at value	—	—
Investment advisory fee payable	19,311	143,469
Administration fee payable	5,267	—
Deferred Trustees’fees	21,008	78,040
Payable to affiliates	9,873	33,704
Other accrued expenses	183,539	138,310

	238,998	21,036,873

Net Assets	$42,714,909	$362,281,407

Composition of Net Assets:
Par value	$29,571	$27,019
Paid-in capital in excess of par	41,775,250	386,195,641
Cost of shares held in treasury[7]	—	—
Undistributed (distributions in excess of) net investment income	4,621,859	(3,822,436)
Accumulated net realized loss	(3,086,503)	(6,750,360)
Net unrealized appreciation (depreciation)	(625,268)	(13,368,457)

Net assets, April 30, 2006	$42,714,909	$362,281,407

Net asset value[8]	$14.44	$13.41

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost	$43,101,147	$374,718,958
[3] Foreign currency at cost	—	3,964,702
[4] Proceeds received	—	—
[5] Premium received	—	2,748,069
[6] Proceeds for TBA sale commitments	—	—
[7] Shares held in treasury	—	—
[8] Shares outstanding	2,957,093	27,018,774

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$67,366,954	$408,959,071	$488,984,983	$1,024,350,736	$116,866,027
30,048	147,162	175,389	71,824	16,091
52,144	1,279	—	65,449	92,654
—	—	—	5,243,625	—
1,008,478	28,157,924	23,228,059	2,766,049	244,199
—	158,721	—	—	—
—	—	56,491,925	—	—
1,671,980	6,307,534	5,374,973	14,512,352	2,253,575
—	1,495,232	882,655	—	—
405	23,732	3,384	27,242	694

70,130,009	445,250,655	575,141,368	1,047,037,277	119,473,240

—	10,073,888	74,729,625	190,267,010	21,709,642
—	—	81,827	—	—
1,162,262	32,198,633	1,398,177	36,544,085	1,707,137
—	—	—	117,191,633	—
—	—	336,845	—	—
—	—	—	380,718	—
20,250,000	—	—	—	—
—	—	55,999,811	—	—
—	2,600,461	2,592,976	—	—
—	26,506,607	23,049,382	—	—
—	28,725	—	—	—
71,474	1,151,417	1,817,881	504,961	29,962
—	—	1,775,077	—	—
41,448	184,725	220,928	451,399	54,341
1,856	64,276	94,677	—	—
30,048	147,162	175,389	71,824	16,091
1,273	26,898	72,642	—	9,776
51,741	141,007	101,618	144,937	71,476

21,610,102	73,123,799	162,446,855	345,556,567	23,598,425

$48,519,907	$372,126,856	$412,694,513	$701,480,710	$95,874,815

$6,413	$344,497	$639,425	$36,768	$7,058
92,953,912	406,532,068	525,523,492	700,832,170	98,695,235
—	(17,377,850)	—	—	—
(86,097)	665,352	(2,357,127)	3,442,279	(173,367)
(35,207,889)	(5,703,315)	(91,704,526)	(6,970,474)	(1,871,470)
(9,146,432)	(12,333,896)	(19,406,751)	4,139,967	(782,641)

$48,519,907	$372,126,856	$412,694,513	$701,480,710	$95,874,815

$7.57	$10.80	$6.45	$19.08	$13.58

$76,513,386	$418,124,258	$520,800,595	$1,019,860,006	$117,648,668
—	—	—	5,160,474	—
—	—	59,142,549	—	—
—	2,950,732	2,942,962	—	—
—	26,515,125	23,070,781	—	—
—	1,757,400	—	—	—
6,413,025	34,449,693	63,942,536	36,768,498	7,058,402

STATEMENTS OF OPERATIONS (unaudited) For the six months ended April 30, 2006

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Investment Income
Interest income	$1,416,653	$12,360,137
Income from affiliates	667	3,152

Total investment income	1,417,320	12,363,289

Expenses
Investment advisory	117,171	1,158,212
Administration	31,956	—
Transfer agent	5,381	7,421
Custodian	35,657	118,065
Reports to shareholders	15,800	52,106
Directors/Trustees	6,491	23,625
Registration	905	10,534
Independent accountants	15,573	31,169
Legal	6,587	41,806
Insurance	1,320	15,303
Deferred Trustees’ fee	667	3,152
Miscellaneous	5,583	28,530

Total expenses excluding interest expense	243,091	1,489,923
Interest expense	—	811,474

Total expenses	243,091	2,301,397
Less fees waived by Advisor	—	—
Less fees paid indirectly	—	(4,165)

Net expenses	243,091	2,297,232

Net investment income	1,174,229	10,066,057

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(410,099)	(7,160,472)
Foreign currency	—	(275,726)
Futures	—	476,720
Swaps	—	(93,546)
Options written	—	32,156
Short sales	—	—

	(410,099)	(7,020,868)

Net change in unrealized appreciation/depreciation on:
Investments	5,643	833,211
Foreign currency	—	44,886
Futures	—	(4,909,357)
Interest rate floors	—	—
Swaps	(176)	(567,414)
Options written	—	149,247
Short sales	—	—

	5,467	(4,449,427)

Net gain (loss)	(404,632)	(11,470,295)

Net Increase (Decrease) in Net Assets Resulting from Operations	$769,597	$(1,404,238)

[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$3,099,052	$14,558,942	$19,402,060	$32,802,787	$4,633,675
2,947	2,567	8,024	3,142	551

3,101,999	14,561,509	19,410,084	32,805,929	4,634,226

361,799	1,159,884	1,344,271	2,681,434	460,058
34,457	193,314	310,216	—	—
7,964	14,480	37,105	8,869	7,421
54,054	137,298	134,547	242,900	52,180
19,711	55,998	77,319	88,125	15,954
6,431	28,278	23,951	35,756	7,039
10,534	10,505	22,082	11,250	10,534
18,473	37,664	33,947	25,489	18,275
5,222	37,599	37,833	56,957	10,458
2,116	18,264	17,864	30,086	3,772
1,429	2,567	8,024	3,142	551
5,927	30,117	34,787	30,749	7,779

528,117	1,725,968	2,081,946	3,214,757	594,021
508,127	1,559,715	4,990,462	3,580,988	599,944

1,036,244	3,285,683	7,072,408	6,795,745	1,193,965
—	—	—	—	(122,682)
(3,063)	(3,326)	(13,726)	(32,942)	(3,326)

1,033,181	3,282,357	7,058,682	6,762,803	1,067,957

2,068,818	11,279,152	12,351,402	26,043,126	3,566,269

(664,711)	(4,516,079)	(4,354,535)	(4,961,151)	(1,114,598)
—	—	—	48,800	—
—	(1,167,912)	5,731,356	—	—
—	(62,051)	(21,862)	—	—
24,255	34,894	—	156,854	—
—	(178,937)	127,133	—	—

(640,456)	(5,890,085)	1,482,092	(4,755,497)	(1,114,598)

1,281,345	(3,772,560)	(9,897,703)	4,714,881	603,909
—	—	—	(458,789)	—
—	(3,839,385)	258,791	—	—
—	—	2,608,823	—	—
—	(564,481)	(416,775)	(4,008)	—
—	161,502	161,801	—	—
—	(865,035)	1,869,484	—	—

1,281,345	(8,879,959)	(5,415,579)	4,252,084	603,909

640,889	(14,770,044)	(3,933,487)	(503,413)	(510,689)

$2,709,707	$(3,490,892)	$8,417,915	$25,539,713	$3,055,580

STATEMENTS OF CASH FLOWS (unaudited) For the six months ended April 30, 2006

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Flows Provided by Operating Activities
Net Increase (Decrease) in net assets resulting from operations	$769,597	$(1,404,238)

Purchases of long-term investments	(745,043)	(1,058,379,654)
Proceeds from sales of long-term investments	3,232,147	1,182,296,960
Net proceeds (purchases) of short-term investments	(2,430,755)	(5,055,903)
Decrease (Increase) in deposits with brokers as collateral for borrowed bonds	—	(3,781,731)
Net amortization of premium and discount on investments	152,441	1,975,673
Net realized loss on investments	410,099	7,160,472
Decrease (Increase) in unrealized appreciation/depreciation on investments	(5,644)	(833,211)
Net effect of exchange rates on foreign currency	—	(275,726)
Decrease in investments sold short	—	—
Decrease in outstanding options written	—	(117,931)
Increase (Decrease) in TBA sale commitments	—	—
Decrease in interest rate floors	—	—
Decrease in interest rate swaps	—	573,973
Decrease in credit default swaps	176	27,969
Increase in investments in affiliates	(2,167)	(17,756)
Decrease (Increase) in receivable for investments sold	—	28,039,294
Decrease in foreign currency exchange contracts	—	136,396
Increase in variation margin receivable	—	(66,269)
Decrease in interest receivable	87,724	2,282,961
Decrease in other assets	3,553	21,076
Increase (Decrease) in payable for investments purchased	—	(44,128,779)
Decrease in payable for dollar rolls	—	(5,914,216)
Increase in variation margin payable	—	—
Increase (Decrease) in interest payable	(4,386)	(56,760)
Decrease in investment advisory fee payable	(1,178)	(58,494)
Decrease in administration fee payable	(321)	—
Increase in deferred Directors/Trustees fees	2,167	17,756
Increase in payable to affiliates	1,810	12,308
Increase (Decrease) in accrued expenses	(186,391)	(20,004)

Total adjustments	514,232	103,838,404

Net cash provided by operating activities	$1,283,829	$102,434,166

Increase (Decrease) in Cash and Foreign Currency
Net cash provided by operating activities	$1,283,829	$102,434,166

Cash used for financing activities:
Capital contributions	—	—
Increase (Decrease) in reverse repurchase agreements	—	(80,637,587)
Decrease in loan payable	—	—
Cash dividends paid	(1,330,692)	(21,828,144)

Net cash used for financing activities	(1,330,692)	(102,465,731)

Net increase (decrease) in cash	(46,863)	(31,565)
Cash and foreign currency at beginning of period	81,748	3,991,454

Cash and foreign currency (overdraft) at end of period	$34,885	$3,959,889

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

$2,709,707	$(3,490,892)	$8,417,915	$25,539,713	$3,055,580

(29,831,588)	(1,521,764,979)	(506,589,117)	(997,994,938)	(31,765,553)
29,115,588	1,713,047,482	585,695,018	956,548,869	39,752,259
947,816	368,023	746,357	(2,316,641)	711,567
—	—	16,605,100	8,670,825	—
(12,362)	(449,551)	6,624,846	1,116,183	103,900
664,711	4,516,079	4,354,535	4,961,151	1,114,598
(1,281,345)	3,772,560	9,897,703	(4,714,881)	(603,909)
—	—	—	48,800	—
—	—	(16,102,372)	—	—
—	(128,168)	(87,307)	—	—
—	(95,589,254)	1,544,378	—	—
—	—	1,775,077	—	—
—	571,946	416,775	—	—
—	31,082	—	4,008	—
(3,813)	(18,736)	(26,587)	(25,923)	(3,291)
(630,310)	167,095,278	23,036,092	(916,974)	(179,464)
—	—	—	458,430	—
—	(41,868)	—	—	—
24,423	1,796,664	21,109	52,619	313,862
6,336	1,572	21,059	20,505	9,007
879,236	(137,042,626)	(47,549,504)	29,190,224	1,453,618
—	—	—	(2,518,249)	—
—	—	204,144	—	—
(5,701)	(138,672)	(198,670)	154,679	(15,503)
(2,332)	(20,288)	(10,551)	(19,178)	(6,212)
(222)	(3,382)	(2,435)	—	—
3,813	18,736	26,587	25,923	3,291
1,240	12,721	15,416	—	3,074
(17,377)	(54,936)	(63,278)	9,998	(21,953)

(141,887)	135,979,683	80,354,375	(7,244,570)	10,869,291

$2,567,820	$132,488,791	$88,772,290	$18,295,143	$13,924,871

$2,567,820	$132,488,791	$88,772,290	$18,295,143	$13,924,871

15,047	—	—	—	—
—	(110,105,312)	(74,828,625)	14,256,748	(10,172,906)
(500,000)	—	—	—	—
(2,128,680)	(22,460,305)	(14,113,526)	(29,020,420)	(3,726,836)

(2,613,633)	(132,565,617)	(88,942,151)	(14,763,672)	(13,899,742)

(45,813)	(76,826)	(169,861)	3,531,471	25,129
97,957	78,105	88,034	1,777,603	67,525

$52,144	$1,279	$(81,827)	$5,309,074	$92,654

STATEMENTS OF CHANGES IN NET ASSETS For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)		Core Bond Trust (BHK)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,174,229	$2,365,140	$10,066,057	$20,946,361
Net realized gain (loss)	(410,099)	785,483	(7,020,868)	17,026,631
Net change in unrealized appreciation/depreciation	5,467	(3,333,736)	(4,449,427)	(26,925,832)

Net increase (decrease) in net assets resulting from operations	769,597	(183,113)	(1,404,238)	11,047,160

Dividends and Distributions:
Net investment income[2]	(1,330,692)	(3,053,790)	(14,403,952)	(27,245,732)
Net realized gain	—	(742,526)	(7,424,192)	(9,450,897)
Tax return of capital	—	—	—	—

Total dividends and distributions	(1,330,692)	(3,796,316)	(21,828,144)	(36,696,629)

Capital Share Transactions:
Reinvestment of dividends	—	—	—	—

Total increase (decrease)	(561,095)	(3,979,429)	(23,232,382)	(25,649,469)

Net Assets
Beginning of period	43,276,004	47,255,433	385,513,789	411,163,258

End of period	$42,714,909	$43,276,004	$362,281,407	$385,513,789

End of period undistributed (distributions in excess of) net investment income	$4,621,859	$4,778,321	$(3,822,436)	$515,459

[1]	Consolidated Statement of Changes in Net Assets.
[2]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

High Yield Trust (BHY)		Income Opportunity Trust (BNA)		Income Trust Inc. (BKT)

2006	2005	2006	2005	2006	2005

$2,068,818	$4,365,000	$11,279,152	$24,695,470	$12,351,402	$28,144,451
(640,456)	863,475	(5,890,085)	14,315,363	1,482,092	(15,436,336)
1,281,345	(3,198,856)	(8,879,959)	(30,139,747)	(5,415,579)	(3,057,050)

2,709,707	2,029,619	(3,490,892)	8,871,086	8,417,915	9,651,065

(2,128,680)	(5,087,371)	(12,794,617)	(27,821,573)	(14,113,526)	(30,667,298)
—	—	(9,665,688)	(9,614,909)	—	—
—	—	—	—	—	(4,798,184)

(2,128,680)	(5,087,371)	(22,460,305)	(37,436,482)	(14,113,526)	(35,465,482)

15,047	67,545	—	—	—	1,569,925

596,074	(2,990,207)	(25,951,197)	(28,565,396)	(5,695,611)	(24,244,492)

47,923,833	50,914,040	398,078,053	426,643,449	418,390,124	442,634,616

$48,519,907	$47,923,833	$372,126,856	$398,078,053	$412,694,513	$418,390,124

$(86,097)	$(26,235)	$665,352	$2,180,817	$(2,357,127)	$(595,003)

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	Limited Duration Income Trust (BLW)		Strategic Bond Trust (BHD)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets

Operations:
Net investment income	$26,043,126	$53,638,295	$3,566,269	$7,734,392
Net realized loss	(4,755,497)	(2,199,531)	(1,114,598)	(324,159)
Net change in unrealized appreciation/depreciation	4,252,084	(32,007,565)	603,909	(7,608,367)

Net increase (decrease) in net assets resulting from operations	25,539,713	19,431,199	3,055,580	(198,134)

Dividends and Distributions:
Net investment income[1]	(29,020,420)	(49,020,501)	(3,726,836)	(7,935,935)
Net realized gain	—	(5,497,247)	—	—
Tax return of capital	—	—	—	(1,898,203)

Total dividends and distributions	(29,020,420)	(54,517,748)	(3,726,836)	(9,834,138)

Capital Share Transactions:
Reinvestment of dividends	—	822,572	—	145,218

Total decrease	(3,480,707)	(34,263,977)	(671,256)	(9,887,054)

Net Assets
Beginning of period	704,961,417	739,225,394	96,546,071	106,433,125

End of period	$701,480,710	$704,961,417	$95,874,815	$96,546,071

End of period undistributed (distributions in excess of) net investment income	$3,442,279	$6,419,573	$(173,367)	$(12,800)

[1]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
	(unaudited)	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.63	$15.98	$16.02	$17.33	$16.05	$13.64

Investment operations:
Net investment income	0.40	0.80	0.61	1.28	2.01	1.17
Net realized and unrealized gain (loss)	(0.14)	(0.87)	0.25	(1.40)	0.04	2.01

Net increase (decrease) from investment operations	0.26	(0.07)	0.86	(0.12)	2.05	3.18

Dividends and distributions from:
Net investment income	(0.45)	(1.03)	(0.90)	(1.19)	(0.77)	(0.77)
Net realized gains	—	(0.25)	—	—	—	—

Total dividends and distributions	(0.45)	(1.28)	(0.90)	(1.19)	(0.77)	(0.77)

Net asset value, end of period	$14.44	$14.63	$15.98	$16.02	$17.33	$16.05

Market price, end of period	$15.20	$15.86	$15.80	$15.85	$16.18	$14.39

TOTAL INVESTMENT RETURN[1]	(1.32)%	8.74%	5.45%	5.32%	18.34%	27.66%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.14%[2]	2.37%	2.48%	2.43%	2.50%	3.52%
Net expenses	1.14%[2]	2.37%	2.48%	2.43%	2.50%	3.52%
Net expenses excluding interest expense and excise tax	1.14%[2]	1.19%	1.11%	1.18%	1.16%	1.16%
Net investment income	5.51%[2]	5.23%	3.83%	7.54%	12.22%	7.93%
SUPPLEMENTAL DATA:
Average net assets	$42,961	$45,264	$47,191	$49,882	$48,731	$43,701
Portfolio turnover	2%	116%	20%	39%	35%	19%
Net assets, end of period (000)	$42,715	$43,276	$47,255	$47,381	$51,244	$47,466
Reverse repurchase agreements outstanding, end of period (000)	$—	$—	$19,263	$19,953	$23,669	$13,373
Asset coverage, end of period[3]	$—	$—	$3,453	$3,375	$3,165	$4,550
Reverse repurchase agreements average daily balance (000)	$—	$7,865	$22,055	$19,409	$18,388	$18,080
Reverse repurchase agreements weighted average interest rate	—%	2.32%	1.20%	1.21%	1.82%	4.94%

[1]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Annualized.
[3]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Core Bond Trust (BHK)

					For the period
	Six Months Ended	Year Ended October 31			November 30, 2001[1]
	April 30, 2006				through
	(unaudited)	2005	2004	2003	October 31, 2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.27	$15.22	$14.75	$14.33	$14.33 [2]

Investment operations:
Net investment income	0.37	0.78	0.92	0.83	0.99
Net realized and unrealized gain (loss)	(0.43)	(0.37)	0.66	0.77	0.04

Net increase (decrease) from investment operations	(0.06)	0.41	1.58	1.60	1.03

Dividends and distributions from:
Net investment income	(0.53)[3]	(1.01)	(0.86)	(1.00)	(1.00)
Net realized gains	(0.27)	(0.35)	(0.25)	(0.18)	—

Total dividends and distributions	(0.80)	(1.36)	(1.11)	(1.18)	(1.00)

Capital charges with respect to issuance of shares	—	—	—	—	(0.03)

Net asset value, end of period	$13.41	$14.27	$15.22	$14.75	$14.33

Market price, end of period	$12.81	$13.69	$14.02	$13.57	$13.82

TOTAL INVESTMENT RETURN[4]	(0.62)%	7.46%	11.93%	6.62%	(1.02)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.23%[5]	1.50%	1.32%	1.05%	1.04%[5]
Net expenses	1.23%[5]	1.50%	1.32%	1.05%	1.04%[5]
Net expenses excluding interest expense	0.79%[5]	0.85%	0.92%	0.87%	0.93%[5]
Net investment income	5.38%[5]	5.20%	6.20%	5.58%	7.67%[5]
SUPPLEMENTAL DATA:
Average net assets	$377,526	$402,783	$401,212	$401,049	$380,277
Portfolio turnover	47%	220%	398%	161%	73%
Net assets, end of period (000)	$362,281	$385,514	$411,163	$398,540	$387,238
Reverse repurchase agreements outstanding, end of period (000)	$6,238	$86,876	$102,474	$91,668	$165,215
Asset coverage, end of period[6]	$59,072	$5,438	$5,012	$5,348	$3,342
Reverse repurchase agreements average daily balance (000)	$38,309	$91,130	$145,094	$67,591	$35,207
Reverse repurchase agreements weighted average interest rate	4.27%	2.86%	1.11%	1.05%	1.04%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.
[6]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

FINANCIAL HIGHLIGHTS

BlackRock High Yield Trust (BHY)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
	(unaudited)	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.48	$7.95	$6.96	$6.13	$7.20	$10.60

Investment operations:
Net investment income	0.32	0.68	0.92	1.06	1.20	1.32
Net realized and unrealized gain (loss)	0.10	(0.36)	1.02	0.89	(0.98)	(3.13)

Net increase (decrease) from investment operations	0.42	0.32	1.94	1.95	0.22	(1.81)

Dividends and distributions from:
Net investment income	(0.33)[1]	(0.79)	(0.92)	(1.07)	(1.20)	(1.48)
Tax return of capital	—	—	(0.03)	(0.05)	(0.09)	(0.11)

Total dividends and distributions	(0.33)	(0.79)	(0.95)	(1.12)	(1.29)	(1.59)

Net asset value, end of period	$7.57	$7.48	$7.95	$6.96	$6.13	$7.20

Market price, end of period	$8.10	$7.36	$9.30	$10.25	$8.68	$9.18

TOTAL INVESTMENT RETURN[2]	14.96%	(13.49)%	0.28%	32.87%	7.97%	(11.31)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	4.34%[3]	3.52%	2.69%	3.07%	3.45%	4.90%
Net expenses	4.33%[3]	3.51%	2.68%	3.07%	3.45%	4.90%
Net expenses excluding interest expense	2.20%[3]	2.10%	1.96%	2.22%	2.20%	2.03%
Net investment income	8.67%[3]	8.71%	12.16%	16.37%	16.29%	14.23%
SUPPLEMENTAL DATA:
Average net assets	$48,142	$50,104	$48,186	$41,326	$46,751	$58,553
Portfolio turnover	44%	102%	156%	30%	147%	71%
Net assets, end of period (000)	$48,520	$47,924	$50,914	$44,438	$38,953	$45,520
Loan outstanding, end of period (000)	$20,250	$20,750	$19,250	$19,250	$19,250	$23,000
Asset coverage, end of period[4]	$3,396	$3,310	$3,645	$3,308	$3,024	$2,893
Loan average daily balance (000)	$20,999	$20,425	$19,250	$19,250	$22,664	$28,449
Loan weighted average interest rate	2.39%	2.87%	1.80%	1.96%	2.65%	5.90%

[1]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Annualized.
[4]	Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Income Opportunity Trust (BNA)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
	(unaudited)	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.56	$12.38	$11.93	$11.83	$11.47	$11.03

Investment operations:
Net investment income	0.33	0.72	0.76	0.84	1.15	0.87
Net realized and unrealized gain (loss)	(0.44)	(0.45)	0.53	0.31	(0.05)	0.34

Net increase (decrease) from investment operations	(0.11)	0.27	1.29	1.15	1.10	1.21

Dividends and distributions from:
Net investment income	(0.37)[1]	(0.81)	(0.84)	(0.81)	(0.75)	(0.23)
Net realized gains	(0.28)	(0.28)	—	(0.24)	—	—
Tax return of capital	—	—	—	—	—	(0.54)

Total dividends and distributions	(0.65)	(1.09)	(0.84)	(1.05)	(0.75)	(0.77)

Increase resulting from Trust shares repurchased	—	—	—	—	0.01	—

Net asset value, end of period	$10.80	$11.56	$12.38	$11.93	$11.83	$11.47

Market price, end of period	$10.34	$10.90	$11.38	$10.95	$10.50	$10.41

TOTAL INVESTMENT RETURN[2]	0.64%	5.53%	12.04%	14.71%	8.44%	15.09%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.70%[3]	1.72%	1.11%	1.29%	1.40%	3.62%
Net expenses	1.70%[3]	1.72%	1.11%	1.29%	1.40%	3.62%
Net expenses excluding interest expense	0.89%[3]	0.87%	0.84%	0.89%	0.93%	1.01%
Net investment income	5.83%[3]	5.97%	6.29%	6.99%	10.04%	7.76%
SUPPLEMENTAL DATA:
Average net assets	$389,832	$413,777	$415,131	$413,543	$394,495	$388,478
Portfolio turnover	23%	396%	300%	46%	153%	83%
Net assets, end of period (000)	$372,127	$398,078	$426,643	$410,981	$407,480	$397,756
Reverse repurchase agreements outstanding, end of period (000)	$10,074	$120,179	$94,644	$103,378	$85,704	$136,385
Asset coverage, end of period[4]	$37,940	$4,312	$5,508	$4,976	$5,755	$3,916
Reverse repurchase agreements average daily balance (000)	$75,066	$122,457	$97,264	$136,172	$36,153	$151,804
Reverse repurchase agreements weighted average interest rate	4.19%	2.87%	1.14%	1.22%	1.93%	4.92%

[1]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Annualized.
[4]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Income Trust Inc. (BKT)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
	(unaudited)	2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$6.54	$6.95	$7.21	$8.13	$8.06	$7.23

Investment operations:
Net investment income	0.19	0.44	0.51	0.61	0.99	0.56
Net realized and unrealized gain (loss)	(0.06)	(0.30)	(0.16)	(0.52)	(0.35)	0.83

Net increase from investment operations	0.13	0.14	0.35	0.09	0.64	1.39

Dividends and distributions from:
Net investment income	(0.22)[1]	(0.48)	(0.61)	(1.01)	(0.57)	(0.56)
Tax return of capital	—	(0.07)	—	—	—	—

Total dividends and distributions	(0.22)	(0.55)	(0.61)	(1.01)	(0.57)	(0.56)

Net asset value, end of period	$6.45	$6.54	$6.95	$7.21	$8.13	$8.06

Market price, end of period	$6.19	$5.90	$7.50	$7.71	$8.07	$7.26

TOTAL INVESTMENT RETURN[2]	8.61%	(14.63)%	5.97%	15.41%	15.35%	23.23%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.42%[3]	2.80%	1.37%	1.36%	2.05%	2.54%
Net expenses	3.41%[3]	2.79%	1.37%	1.36%	2.05%	2.54%
Net expenses excluding interest expense	1.00%[3]	0.99%	0.97%	1.02%	1.03%	1.03%
Net investment income	5.97%[3]	6.54%	7.13%	8.18%	12.28%	7.43%
SUPPLEMENTAL DATA:
Average net assets	$417,050	$430,035	$447,984	$472,676	$506,533	$470,185
Portfolio turnover	40%	60%	120%	64%	125%	32%
Net assets, end of period (000)	$412,695	$418,390	$442,635	$457,301	$511,385	$506,764
Reverse repurchase agreements outstanding, end of period (000)	$74,730	$149,558	$223,736	$121,767	$205,792	$118,634
Asset coverage, end of period[4]	$6,523	$3,798	$2,978	$4,756	$3,485	$5,272
Reverse repurchase agreements average daily balance (000)	$153,871	$180,553	$158,278	$135,804	$173,501	$148,204
Reverse repurchase agreements weighted average interest rate	4.33%	2.81%	1.12%	1.17%	1.81%	4.78%

[1]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.
[2]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Annualized.
[4]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Limited Duration Income Trust (BLW)

	Six Months Ended April 30, 2006 (unaudited)			For the period July 30, 2003[1] through October 31, 2003
		Year Ended October 31,

		2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.17	$20.13	$19.74	$19.10 [2]

Investment operations:
Net investment income	0.71	1.46	1.46	0.33
Net realized and unrealized gain (loss)	(0.01)	(0.94)	0.43	0.60

Net increase from investment operations	0.70	0.52	1.89	0.93

Dividends and distributions from:
Net investment income	(0.79)	(1.33)	(1.49)	(0.25)
Net realized gains	—	(0.15)	(0.01)	—

Total dividends and distributions	(0.79)	(1.48)	(1.50)	(0.25)

Capital charges with respect to issuance of shares	—	—	—	(0.04)

Net asset value, end of period	$19.08	$19.17	$20.13	$19.74

Market price, end of period	$17.89	$17.48	$19.95	$18.80

TOTAL INVESTMENT RETURN[3]	6.94%	(5.30)%	14.64%	(4.77)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.95%[4]	1.71%	1.26%	0.82%[4]
Net expenses	1.94%[4]	1.71%	1.25%	0.82%[4]
Net expenses excluding interest expense	0.91%[4]	0.92%	0.90%	0.79%[4]
Net investment income	7.47%[4]	7.42%	7.34%	6.87%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$703,127	$722,668	$730,369	$686,655
Portfolio turnover	25%	70%	215%	127%
Net assets, end of period (000)	$701,481	$704,961	$739,225	$724,747
Reverse repurchase agreements outstanding, end of period (000)	$190,267	$176,010	$159,416	$118,993
Asset coverage, end of period[5]	$4,687	$5,005	$5,637	$7,091
Reverse repurchase agreements average daily balance (000)	$164,219	$186,660	$195,845	$26,591
Reverse repurchase agreements weighted average interest rate	4.48%	3.08%	1.32%	0.76%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Strategic Bond Trust (BHD)

	Six Months Ended April 30, 2006 (unaudited)				For the period February 28, 2002[1] through October 31, 2002
		Year Ended October 31,

		2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.68	$15.10	$15.07	$12.63	$14.33 [2]

Investment operations:
Net investment income	0.51	1.10	1.39	1.59	0.98
Net realized and unrealized gain (loss)	(0.08)	(1.13)	0.25	2.34	(1.77)

Net increase (decrease) from investment operations	0.43	(0.03)	1.64	3.93	(0.79)

Dividends and distributions from:
Net investment income	(0.53)[3]	(1.12)	(1.61)	(1.49)	(0.84)
Tax return of capital	—	(0.27)	—	—	—

Total dividends and distributions	(0.53)	(1.39)	(1.61)	(1.49)	(0.84)

Capital charges with respect to issuance of shares	—	—	—	—	(0.07)

Net asset value, end of period	$13.58	$13.68	$15.10	$15.07	$12.63

Market price, end of period	$12.30	$12.45	$16.70	$15.27	$12.35

TOTAL INVESTMENT RETURN[4]	3.04%	(18.11)%	21.54%	37.36%	(12.34)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.49%[5]	2.14%	1.49%	2.01%	2.57%[5]
Net expenses	2.23%[5]	1.87%	1.23%	1.71%	2.26%[5]
Net expenses excluding interest expense and excise tax	0.98%[5]	0.92%	0.89%	1.01%	1.25%[5]
Net investment income	7.44%[5]	7.58%	9.23%	11.32%	10.68%[5]
SUPPLEMENTAL DATA:
Average net assets	$96,683	$101,990	$106,330	$98,498	$95,675
Portfolio turnover	26%	51%	31%	32%	22%
Net assets, end of period (000)	$95,875	$96,546	$106,433	$106,045	$88,594
Reverse repurchase agreements outstanding, end of period (000)	$21,710	$31,883	$13,188	$45,872	$44,223
Asset coverage, end of period[6]	$5,416	$4,028	$9,071	$3,312	$3,003
Reverse repurchase agreements average daily balance (000)	$26,863	$30,406	$27,652	$46,036	$44,889
Reverse repurchase agreements weighted average interest rate	4.50%	3.20%	1.33%	1.51%	1.45%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income for the six months ended April 30, 2006 may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.
[6]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) (collectively, the “Trusts”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts.

          On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

          Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Swap quotations are provided by dealers selected under the supervision of the Board. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Investments or assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first out, for both financial reporting and federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

          Each Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., each of which is an affiliate of BlackRock Advisors, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

          Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to help manage the targeted duration of the portfolio.

          The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Interest Rate Swaps: Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

          The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

          Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

          Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

          Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up-front payment which the Trusts receive.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band consistent with the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, assets and liabilities at the current rate of exchange.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the Investment Company Act of 1940, as amended (the “1940 Act”), and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions have been recorded. As part of a tax planning strategy, Broad Investment Grade has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and if necessary other sources. Net long-term capital gains, if any, in excess of loss carry-forwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in affiliates”. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all of the BlackRock Closed-End Trusts.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Trusts. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc.

          Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Management Agreement for Core Bond, Limited Duration and Strategic Bond covers both investment advisory and administration services.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations, 0.15% in year six, 0.10% in year seven and 0.05% in year eight.

          The Advisor pays BFM fees for its sub-advisory services.

          The administration fee paid to the Advisor by Broad Investment Grade, High Yield, Income Opportunity and Income Trust is computed weekly and payable monthly based on an annual rate of 0.15%, 0.10%, 0.10%, and 0.15%, respectively of the Trusts’ average weekly managed assets.

          Pursuant to the Investment Management and Administration agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support, and compliance services to each Trust. For the six months ended April 30, 2006, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Broad Investment Grade	$1,810	Income Trust	$15,416
Core Bond	12,308	Limited Duration	12,308
High Yield	1,240	Strategic Bond	3,074
Income Opportunity	12,721

          Pursuant to the terms of each Trust’s custody agreement, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly”.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended April 30, 2006 aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$745,043	$1,532,147	Income Trust	$219,612,080	$257,643,221
Core Bond	144,923,988	126,123,948	Limited Duration	284,728,115	245,433,084
High Yield	29,831,578	29,115,588	Strategic Bond	29,976,664	37,961,637
Income Opportunity	54,557,912	261,304,878

          Purchases and sales of U.S. government securities for the six months ended April 30, 2006 aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$—	$1,700,000	Income Trust	$13,270,156	$54,405,378
Core Bond	73,314,807	215,852,225	Strategic Bond	1,788,888	1,790,622
Income Opportunity	66,680,965	190,368,090

          Details of open forward currency contracts at April 30, 2006 were as follows:

Trust	Foreign Currency	Settlement Date	Contract to Purchase / Receive		Value at Settlement Date	Value at April 30, 2006	Unrealized Depreciation

Core Bond	Sold:
	Euro	6/13/06	1,903,360	€	$2,321,467	$2,408,586	$87,119

Limited Duration	Sold:
	Euro	6/13/06	6,586,400		€8,033,221	8,334,689	301,467
	British Pounds	6/15/06	2,000,500		£3,571,157	3,650,408	79,251

							$380,718

          Income Trust held interest rate floors at April 30, 2006. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received a transaction fee for the floor. Transaction fees are amortized through the termination of the agreement. Details of open interest rate floors held at April 30, 2006 were as follows:

Notional Amount (000)	Variable Rate	Floating Rate	Termination Date	Amortized Cost	Value at April 30, 2006	Unrealized Appreciation

$225,000	4.80%	3-month LIBOR	03/25/11	$(2,490,000)	$(1,107,787)	$1,382,213
177,000	4.95	3-month LIBOR	03/25/11	(1,893,900)	(667,290)	1,226,610

				(4,383,900)	(1,775,077)	2,608,823

Details of open interest rate swaps at April 30, 2006 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Core Bond	$5,600	4.415	%(b)	3-month LIBOR	09/27/08	$(114,646)
	19,435	3.215	(b)	3-month LIBOR	06/14/06	(41,777)
	14,300	3.210	(b)	3-month LIBOR	06/17/06	(37,263)
	800	4.780	(b)	3-month LIBOR	10/27/19	(66,390)
	41,200	4.510	(a)	3-month LIBOR	10/29/14	2,812,079
	50,000	3.000	(a)	3-month LIBOR	04/16/07	1,056,232
	14,100	4.305	(b)	3-month LIBOR	06/17/10	(548,834)
	20,000	4.458	(b)	3-month LIBOR	04/18/10	(636,029)
	2,800	4.500	(a)	3-month LIBOR	05/26/15	210,168
	4,800	4.372	(b)	3-month LIBOR	06/30/15	(409,716)
	17,500	4.385	(b)	3-month LIBOR	08/02/07	6,871
	6,200	4.725	(b)	3-month LIBOR	08/02/15	(369,664)
	24,400	4.444	(b)	3-month LIBOR	08/17/07	(259,172)
	4,600	5.000	(b)	3-month LIBOR	11/07/10	(69,618)
	5,000	4.870	(b)	3-month LIBOR	01/25/16	(260,596)

						1,271,645

Income Opportunity Trust	$7,800	4.415	%(b)	3-month LIBOR	09/27/08	(159,686)
	50,000	3.000	(a)	3-month LIBOR	04/16/07	1,056,232
	20,735	3.215	(b)	3-month LIBOR	06/14/06	(44,571)
	15,300	3.210	(b)	3-month LIBOR	06/17/06	(39,869)
	27,500	4.399	(a)	3-month LIBOR	10/25/14	2,086,467
	900	4.780	(b)	3-month LIBOR	10/27/19	(74,689)
	13,800	4.510	(a)	3-month LIBOR	10/29/14	941,910
	13,300	4.305	(b)	3-month LIBOR	06/17/10	(517,695)
	10,000	4.458	(b)	3-month LIBOR	04/18/10	(318,014)
	3,000	4.500	(a)	3-month LIBOR	05/26/15	225,180
	5,200	4.372	(b)	3-month LIBOR	06/30/15	(443,859)
	10,375	4.368	(b)	3-month LIBOR	07/15/10	(397,578)
	18,800	4.385	(b)	3-month LIBOR	08/02/07	7,382
	22,200	4.444	(b)	3-month LIBOR	08/17/07	(235,804)
	8,000	4.670	(b)	3-month LIBOR	09/20/15	(514,503)
	5,000	5.000	(b)	3-month LIBOR	11/07/10	(75,671)

						1,495,232

Income Trust	24,000	3.55	%(b)	3-month LIBOR	10/24/06	(194,092)
	11,000	4.415	(b)	3-month LIBOR	09/27/08	(225,198)
	2,800	5.940	(b)	3-month LIBOR	12/07/15	73,809
	50,000	3.000	(a)	3-month LIBOR	04/16/07	1,056,232
	19,000	4.889	(a)	3-month LIBOR	04/22/14	756,828
	22,295	3.215	(b)	3-month LIBOR	06/14/06	(47,924)
	16,400	3.210	(b)	3-month LIBOR	06/17/06	(42,735)
	12,500	4.399	(a)	3-month LIBOR	10/25/14	948,394
	900	4.780	(b)	3-month LIBOR	10/27/19	(74,689)
	9,400	4.902	(a)	3-month LIBOR	03/17/15	427,327
	25,000	4.883	(b)	3-month LIBOR	03/21/15	(1,180,497)
	16,000	4.925	(a)	3-month LIBOR	03/22/15	680,561
	3,000	4.500	(a)	3-month LIBOR	05/26/15	225,180
	4,500	4.442	(a)	3-month LIBOR	07/11/15	(356,337)
	10,210	4.368	(b)	3-month LIBOR	07/15/10	(391,255)
	18,300	4.385	(b)	3-month LIBOR	08/02/07	7,185
	12,000	4.320	(b)	3-month LIBOR	09/08/10	(493,479)
	5,500	4.870	(b)	3-month LIBOR	01/25/16	(286,655)

						882,655

(a)	Trust pays floating interest rate and receives fixed rate.
(b)	Trust pays fixed interest rate and receives floating rate.

The terms of the open credit default swap agreements at April 30, 2006 were to receive the quarterly notional amount multiplied by 0.40% and pay Barclays Bank, upon default event of Dow Jones CDX, the par value of the notional amount of Dow Jones CDX. Details of open credit default swaps at April 30, 2006 were as follows:

Trust	Notional Amount (000)	Termination Date	Unrealized Depreciation

Core Bond	$(10,750)	06/20/11	$(15,835)
	(10,750)	06/20/11	(9,894)

			(25,729)

Income Opportunity Trust	(12,000)	06/20/11	$(17,680)
	(12,000)	06/20/11	(11,045)

			(28,725)

Transactions in options written during the six months ended April 30, 2006 were as follows:

Trust		Contracts/ Notional Amount	Premium Received

Core Bond	Options outstanding at October 31, 2005	$60,200,070	$2,716,753
	Options written	138	69,239
	Options expired	—	—
	Options terminated in closing purchase transactions	(70)	(37,923)

	Options outstanding at April 30, 2006	$60,200,138	$2,748,069

Income Opportunity Trust	Options outstanding at October 31, 2005	$64,600,076	$2,917,398
	Options written	148	74,492
	Options expired	—	—
	Options terminated in closing purchase transactions	(76)	(41,158)

	Options outstanding at April 30, 2006	$64,600,148	$2,950,732

Income Trust	Options outstanding at October 31, 2005	$64,400,000	$2,868,468
	Options written	148	74,494
	Options expired	—	—
	Options terminated in closing purchase transactions	—	—

	Options outstanding at April 30, 2006	$64,400,148	$2,942,962

Note 4. Borrowings Details of open reverse repurchase agreements at April 30, 2006 were as follows (please see Corresponding Underlying Collateral Chart on pages 88-90):

Trust/Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Core Bond
Lehman Brothers	4.800%	04/10/06	05/05/06	$3,589,983	$3,578,531
	4.950	04/28/06	05/16/06	2,666,521	2,659,938

					6,238,469

Income Opportunity
Lehman Brothers	4.760	04/10/06	05/05/06	892,824	890,000
	4.730	04/24/06	05/05/06	4,435,238	4,430,000
	4.750	04/10/06	05/04/06	3,007,035	2,997,938
	4.820	04/10/06	05/04/06	1,761,357	1,755,950

					10,073,888

Income Trust
Lehman Brothers	4.770	04/26/06	05/12/06	20,857,622	20,816,250
	4.730	04/26/06	05/12/06	19,316,745	19,278,750
	4.840	04/13/06	05/17/06	33,592,609	33,525,000
	4.850	04/28/06	05/16/06	1,179,904	1,109,625

					74,729,625

Limited Duration
Credit Suisse First Boston LLC	4.940	03/10/06	05/02/06	9,278,997	9,212,000
	4.840	03/10/06	05/02/06	5,346,830	5,309,000
	4.625	04/03/06	05/02/06	16,591,971	16,532,500
	4.670	03/04/06	05/02/06	5,946,521	5,925,000
	4.550	04/03/06	05/02/06	9,897,402	9,862,500
	4.950	04/25/06	05/02/06	2,802,312	2,402,000

					49,243,000

Trust/Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Limited Duration (con’t)
Lehman Brothers	1.500%	01/04/06	TBD	$1,557,000	$1,557,000
	3.250	01/09/06	TBD	1,384,000	1,384,000
	4.770	03/10/06	05/15/06	9,379,864	9,302,214
	5.000	03/22/06	05/10/06	909,020	903,000
	4.850	04/08/06	05/15/06	364,040	361,701
	2.750	03/27/06	TBD	737,000	737,000
	4.850	03/27/06	05/15/06	746,070	741,376
	4.730	04/03/06	05/02/06	3,282,908	3,270,875
	4.625	04/03/06	05/02/06	1,741,837	1,735,594
	5.100	04/06/06	05/02/06	1,410,175	1,405,000
	4.920	04/10/06	05/11/06	10,317,128	10,275,000
	5.100	04/10/06	05/12/06	5,782,283	5,757,000
	5.100	04/11/06	05/10/06	3,366,300	3,353,000
	5.100	04/11/06	05/10/06	885,374	882,000
	5.200	04/12/06	05/19/06	4,848,307	4,826,000
	3.400	04/25/06	05/02/06	13,261,413	13,223,000
	5.000	04/19/06	05/12/06	21,551,652	21,486,000
	5.250	04/19/06	05/04/06	5,731,678	5,720,000
	5.050	04/19/06	05/04/06	4,659,132	4,650,000
	4.790	04/24/06	05/12/06	18,510,653	18,508,750
	5.150	04/24/06	05/16/06	21,001,904	20,939,000
	5.050	04/26/06	05/16/06	3,034,065	3,026,000
	5.200	04/26/06	05/16/06	4,680,137	4,668,000
	5.020	04/27/06	05/12/06	2,317,015	2,312,500

					141,024,010

Strategic Bond
Credit Suisse First Boston LLC	4.980	04/20/06	05/16/06	4,326,912	4,312,000
	4.870	04/20/06	05/04/06	9,646,031	9,633,000

					13,945,000

Lehman Brothers	4.920	04/10/06	05/04/06	1,197,916	1,194,000
	4.920	04/10/06	05/04/06	897,813	895,000
	4.920	04/11/06	05/04/06	287,863	287,000
	4.790	04/12/06	05/19/06	3,719,525	3,703,755
	4.800	04/20/06	05/19/06	713,541	710,887
	5.000	04/26/06	05/01/06	287,120	287,000
	5.100	04/28/06	05/16/06	688,752	687,000

					7,764,642

Details of underlying collateral for open reverse repurchase agreements at April 30, 2006 were as follows:

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Core Bond
Lehman Brothers	Federal National Mortgage Assoc.	2.350%	05/05/07	$3,675,000	$3,675,000	$3,582,072
	Tennessee Valley Authority	4.875	12/15/16	2,650,000	2,650,000	2,614,809

						6,196,881

Income Opportunity
Lehman Brothers	U.S. Treasury Strip	0.000	11/15/21	2,000,000	2,000,000	876,250
	U.S. Treasury Bond	6.000	02/15/26	6,710,000	6,710,000	7,268,817
	Resolution Funding Corp.	0.000	05/15/30	6,055,000	6,055,000	1,679,507

						9,824,574

Income Trust
Lehman Brothers	U.S. Treasury Notes	3.750	03/31/07	21,000,000	21,000,000	20,780,156
	U.S. Treasury Notes	4.000	08/31/07	19,400,000	19,400,000	19,178,719
	U.S. Treasury Strip	0.000	11/15/24	90,000,000	90,000,000	33,514,740
	U.S. Treasury Notes	2.500	05/31/06	1,100,000	1,100,000	438,799

						73,912,414

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Limited Duration
Credit Suisse First Boston LLC	General Motors Acceptance Corp.	6.875%	08/28/12	$7,500,000	$7,500,000	$6,938,257
	Deutsche Telekom Intl. Finance BV	8.000	06/15/10	5,000,000	5,000,000	5,421,422
	U.S. Treasury Notes	3.375	12/15/08	17,000,000	17,000,000	16,378,437
	U.S. Treasury Notes	3.875	05/15/09	6,000,000	6,000,000	5,832,188
	U.S. Treasury Notes	3.750	03/31/07	10,000,000	10,000,000	9,895,313
	Ford Motor Credit Co.	7.375	02/01/11	5,800,000	5,800,000	5,257,456

						49,723,073

Lehman Brothers	Metaldyne Corp.	10.000	11/01/13	1,825,000	1,825,000	1,761,125
	New Page Corp.	11.399	04/01/12	1,500,000	1,500,000	1,635,000
	Federal National Mortgage Assoc.	5.500	09/01/33	6,335,498	3,802,594	3,703,248
	Federal National Mortgage Assoc.	5.000	06/01/20	657,205	614,014	598,702
	Federal National Mortgage Assoc.	5.500	07/01/33	2,207,045	1,286,170	1,252,567
	Federal National Mortgage Assoc.	5.500	06/01/33	800,952	444,464	432,852
	Federal National Mortgage Assoc.	5.500	03/01/32	1,100,000	410,794	400,062
	Federal National Mortgage Assoc.	5.500	03/01/33	1,006,453	336,201	327,418
	Federal National Mortgage Assoc.	5.500	08/01/33	1,212,613	585,905	570,598
	Federal National Mortgage Assoc.	5.500	10/01/33	3,379,155	1,827,099	1,779,699
	Federal National Mortgage Assoc.	5.000	08/01/20	306,253	285,600	278,170
	Echostar DBS Corp.	5.810	10/01/08	1,000,000	1,000,000	1,020,000
	Federal National Mortgage Assoc.	5.500	04/01/29	636,638	130,544	127,372
	Federal National Mortgage Assoc.	5.500	02/01/32	397,360	130,351	126,987
	Federal National Mortgage Assoc.	5.500	04/01/33	248,208	111,657	108,740
	Fairfax Financial Holdings Ltd.	7.750	04/26/12	890,000	890,000	845,500
	Federal National Mortgage Assoc.	5.500	12/01/28	129,812	26,983	26,341
	Federal National Mortgage Assoc.	5.500	01/01/33	263,772	123,072	119,895
	Federal National Mortgage Assoc.	5.500	05/01/33	1,132,320	629,185	612,747
	Federal National Mortgage Assoc.	5.500	11/01/33	188,819	88,816	86,495
	U.S. Treasury Notes	3.375	09/15/09	3,425,000	3,425,000	3,264,988
	U.S. Treasury Notes	4.250	08/15/15	1,815,000	1,815,000	1,707,234
	Cenveo Corp.	9.625	03/15/12	1,500,000	1,500,000	1,605,000
	Honda Auto Receivables	2.300	10/18/07	7,125,000	7,125,000	2,838,156
	MBNA Credit Card Master Note Trust	5.750	10/15/08	7,910,000	7,910,000	7,912,249
	Sequa Corp.	8.875	04/01/08	5,350,000	5,350,000	5,590,750
	Republic of Colombia	9.750	04/23/09	900,000	900,000	990,900
	Group 1 Automotive Inc.	8.250	08/15/13	4,800,000	4,800,000	4,896,000
	Swift Energy Co.	9.375	05/01/12	5,000,000	5,000,000	5,337,500
	GSR Mortgage Loan Trust	4.475	10/25/33	10,000,000	7,211,239	6,864,871
	GSR Mortgage Loan Trust	4.698	10/25/33	10,000,000	7,214,101	6,856,801
	Tyco Intl. Group SA	6.125	11/01/08	7,500,000	7,500,000	7,577,843
	DaimlerChrysler NA Holding Corp.	4.050	06/04/08	7,500,000	7,500,000	7,265,939
	Comcast Cable Communications, Inc.	6.875	06/15/09	6,685,000	6,685,000	6,926,663
	DI Finance	9.500	02/15/13	6,220,000	6,220,000	6,499,900
	American Real Estate Partnership	8.125	06/01/12	5,100,000	5,100,000	5,265,750
	Federal National Mortgage Assoc.	7.250	01/15/10	17,000,000	17,000,000	18,122,928
	CSC Holdings, Inc.	7.875	12/15/07	6,000,000	6,000,000	6,120,000
	Midwest Generation LLC	8.560	01/02/16	6,365,000	5,664,733	6,089,588
	AES Corp.	8.750	05/15/13	5,000,000	5,000,000	5,400,000
	MGM Mirage	9.750	06/01/07	5,425,000	5,425,000	5,628,438
	Western Financial Bank	9.625	05/15/12	3,000,000	3,000,000	3,330,000
	Concentra Operating Corp.	9.500	08/15/10	5,000,000	5,000,000	5,262,500
	DR Horton Inc.	5.875	07/01/13	2,500,000	2,500,000	2,388,767

						149,556,283

Trust / Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Strategic Bond
Credit Suisse First Boston LLC	Wells Fargo & Co.	3.500%	04/04/08	$2,000,000	$2,000,000	$1,937,382
	HSBC Bank USA, Inc.	3.875	09/15/09	1,500,000	1,500,000	1,434,252
	Comcast Cable Communications, Inc.	6.875	06/15/09	1,000,000	1,000,000	1,036,150
	SBC Communications, Inc.	6.450	06/15/34	1,500,000	1,500,000	1,459,898
	Dominion Resources, Inc.	5.700	09/17/12	1,000,000	1,000,000	987,211
	DaimlerChrysler NA Holding Corp.	7.300	01/15/12	1,000,000	1,000,000	1,053,616
	Citigroup, Inc.	5.750	05/10/06	500,000	500,000	500,073
	General Electric Cap. Corp.	3.450	07/16/07	2,000,000	2,000,000	1,958,342
	Verizon New England, Inc.	6.500	09/15/11	2,000,000	2,000,000	2,029,823
	Merck & Co., Inc.	4.375	02/15/13	1,000,000	1,000,000	918,974
	News America, Inc.	6.200	12/15/34	1,000,000	1,000,000	916,395

						14,232,116

Lehman Brothers	Citigroup, Inc.	5.750	05/10/06	2,100,000	2,100,000	2,100,306
	European Investment Bank	4.875	09/06/06	600,000	600,000	599,198
	U.S. Treasury Notes	4.250	08/15/13	1,000,000	1,000,000	954,219
	U.S. Treasury Notes	2.625	11/15/06	933,000	933,000	921,192
	U.S. Treasury Notes	2.500	05/31/06	1,010,000	1,010,000	1,008,106
	U.S. Treasury Notes	4.125	08/15/10	810,000	810,000	785,953
	U.S. Treasury Notes	4.750	05/15/14	710,000	710,000	696,909
	KFW Intl. Finance	5.250	06/28/06	700,000	700,000	699,940

						7,765,823

Note 5. Commitments

Bridge Debt Commitments: At April 30, 2006, High Yield and Limited Duration had $2,712,188 and $16,690,389, respectively, in commitments outstanding to fund high yield bridge debt. The Trusts are entitled to a fee upon the expiration of the commitment period, generally within six months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Note 6. Income Tax Information The tax character of distributions paid during the year ended October 31, 2005 were as follows:

	Year ended October 31, 2005

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$3,271,251	$—	$525,065	$3,796,316
Core Bond	27,245,722	—	9,450,907	36,696,629
High Yield	5,087,371	—	—	5,087,371
Income Opportunity	28,509,597	—	8,926,885	37,436,482
Income Trust	30,667,298	4,798,184	—	35,465,482
Limited Duration	52,882,982	—	1,634,766	54,517,748
Strategic Bond	7,935,935	1,898,203	—	9,834,138

          For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires

Broad Investment Grade	$2,518,895	2011
	684,360	2012

	$3,203,255

High Yield	$2,558,868	2007
	3,270,311	2008
	15,159,280	2009
	8,468,860	2010
	4,771,417	2011
	316,410	2012

	$34,545,146

Trust	Capital Loss Carryforward Amount	Expires

Income Trust	$33,107,952	2007
	1,352,206	2008
	13,940,898	2009
	21,960,613	2011
	10,100,201	2012
	3,861,222	2013

	$84,323,092

Limited Duration	$2,008,113	2013

Strategic Bond	$432,713	2011
	318,492	2013

	$751,205

Note 7. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Broad Investment Grade, Income Opportunity and Income Trusts. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration and Strategic Bond. At April 30, 2006, the shares owned by affiliates of the Advisor of Limited Duration were 6,021.

          During the six months ended April 30, 2006, High Yield issued additional shares under its dividend reinvestment plan of 1,921. During the year ended October 31, 2005, High Yield, Income Trust, Limited Duration and Strategic Bond issued additional shares under their dividend reinvestment plans of 7,498, 227,068, 41,211, and 9,684, respectively.

Note 8. Dividends

Subsequent to April 30, 2006, the Board of each of the Trusts declared dividends per common share payable May 31, 2006 to shareholders of record on May 15, 2006. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Broad Investment Grade	$0.075000
Core Bond	0.077100
High Yield	0.055333
Income Opportunity	0.061900
Income Trust	0.036787
Limited Duration	0.121800
Strategic Bond	0.088000

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After Broad Investment Grade and/or Income Opportunity Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

          After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

          On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

          The Trusts listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in the Trusts’ investment objective or policies or to their charters or by-laws that have not been approved by shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Jeff Gary and Brian P. Kindelan—Managing Director of the Advisor.

SECTION 19 NOTICES

          Set forth below is a summary of notices sent by each Trust, if any, pursuant to Section 19 of the Invesment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19 of the Investment Company Act of 1940. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

				Distributions
				from proceeds	Distributions
		Total	Net Investment	from the sale	from return
		Distributions	Income	of securities	of capital

Core Bond

	Nov-05	$0.07710	$0.05490	$—	$0.02220
	Dec-05	$0.07710	$0.06824	$—	$0.00886
	Dec-05	$0.26057	$—	$0.26057	$—
	Apr-06	$0.07710	$0.05028	$—	$0.02682

High Yield

	Feb-06	$0.05533	$0.05037	$—	$0.00496

Income Opportunity

	Dec-05	$0.26057	$—	$0.26057	$—

Income Trust

	Mar-06	$0.03679	$0.03469	$—	$0.00210
	Apr-06	$0.03679	$0.02674	$—	$0.01005

Strategic Bond

	Feb-06	$0.08800	$0.06096	$—	$0.02704
	Mar-06	$0.08800	$0.04932	$—	$0.03868

[THIS PAGE INTENTIONALLY LEFT BLANK]

BlackRock Closed-End Funds

Directors/Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	Computershare Trust Company, N.A.
Andrew F. Brimmer, Lead Trustee	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi	Independent Registered Public Accounting Firm
R. Glenn Hubbard	Deloitte & Touche LLP
Robert S. Kapito	200 Berkeley Street
Officers	Boston, MA 02116
Robert S. Kapito, President	Legal Counsel
Henry Gabbay, Treasurer	Skadden, Arps, Slate, Meagher & Flom LLP
Bartholomew Battista, Chief Compliance Officer	4 Times Square
Anne Ackerley, Vice President	New York, NY 10036
Jeff Gary, Vice President	Legal Counsel – Independent Directors/Trustees
James Kong, Assistant Treasurer	Debevoise & Plimpton LLP
Vincent B. Tritto, Secretary	919 Third Avenue
Brian P. Kindelan, Assistant Secretary	New York, NY 10022
Investment Advisor

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM
Sub-Advisor[1]	BlackRock Closed-End Funds
BlackRock Financial Management, Inc.	c/o BlackRock Advisors, Inc.
40 East 52nd Street	100 Bellevue Parkway
New York, NY 10022	Wilmington, DE 19809
Accounting Agent and Custodian	(800) 227-7BFM
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

[1] For Core Bond, Limited Duration and Strategic Bond.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-3

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
No such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures. (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a -3(d))) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

2

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Limited Duration Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: July 6, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 6, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 6, 2006

3